                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  March 31, 2009
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




                                                             ANNUAL REPORT 2009

SUNAMERICA
Income Funds

[LOGO]

        MARCH 31, 2009                                             ANNUAL REPORT

SUNAMERICA INCOME FUNDS

SUNAMERICA U.S. GOVERNMENT SECURITIES FUND (SGTAX)

SUNAMERICA GNMA FUND (GNMAX)

SUNAMERICA STRATEGIC BOND FUND (SDIAX)

SUNAMERICA HIGH YIELD BOND FUND (SHNAX)

SUNAMERICA TAX EXEMPT INSURED FUND (STEAX)

                        TABLE OF CONTENTS


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  3
        STATEMENT OF ASSETS AND LIABILITIES.........................  5
        STATEMENT OF OPERATIONS.....................................  7
        STATEMENT OF CHANGES IN NET ASSETS..........................  8
        FINANCIAL HIGHLIGHTS........................................ 11
        PORTFOLIO OF INVESTMENTS.................................... 16
        NOTES TO FINANCIAL STATEMENTS............................... 62
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..... 78
        TRUSTEE AND OFFICER INFORMATION............................. 79
        SHAREHOLDER TAX INFORMATION................................. 83
        COMPARISONS: PORTFOLIOS VS. INDICES......................... 85

        SHAREHOLDER LETTER

Dear Shareholder:

Enclosed is the Annual Report for the SunAmerica Income Funds for the twelve-month period ended March 31, 2009.

The annual period will long be remembered with dramatic action in the economy, the financial markets and financial institutions. We ended the fiscal year with the economy contracting, consumer confidence eroding, rising unemployment, a lethargic housing market and low levels of consumer confidence.

During 2008, the Federal Reserve aggressively reduced the Federal Funds rate from 4.25% to a target rate of between 0.00% and 0.25% with the outlook toward downside growth. The Federal Reserve announced plans to directly purchase mortgage and Treasury securities in an effort to keep rates low. The Federal Reserve's expectation is that low rates will keep borrowing rates, such as mortgage rates, low, and encourage lending activity. In addition, several government programs were implemented, including the U.S. Department of the Treasury's Troubled Asset Relief Program (TARP), which provided a significant stimulus to banks, financial institutions and other participants.

This economic backdrop further challenged the credit markets which had been hit hard by liquidity fears during the second half of the period. Credit spreads widened significantly in both investment-grade and below-investment-grade credits. Along with posing many challenges, the action in the credit markets also presented opportunities. We urge you to read the detailed discussions of each Fund to gain greater insights regarding how each Fund navigated these challenging markets.

We strongly recommend that you consult with your financial adviser regularly to assure that you maintain a diversified portfolio that is appropriate to your individual requirements. We also encourage you to utilize our website, www.sunamericafunds.com, for additional information.

Thank you for your investment in the SunAmerica Income Funds. We remain focused on the management of your assets and continue to work diligently to preserve and grow your capital consistent with each Fund's individual objectives.

Sincerely,

THE SUNAMERICA INCOME FUNDS INVESTMENT PROFESSIONALS

Michael Cheah              J. Hutchison Bryan   Robert Vanden Assem
                           Geoffrey Cornell     John Yovanovic
                           Tim Lindvall         Bryan Petermann
                           Peter Stevenson      Raphael Davis
                           Rajeev Mittal        Anthony King

--------
Past performance is no guarantee of future results.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- March 31, 2009 -- (unaudited)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2008 and held until March 31, 2009.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2009" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2009" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2009" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Trust's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2009" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2009" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2009" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2009" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- March 31, 2009 -- (unaudited) (continued)

                                              ACTUAL                                  HYPOTHETICAL
                            ------------------------------------------ ------------------------------------------
                                                                                     ENDING ACCOUNT
                                          ENDING ACCOUNT EXPENSES PAID                VALUE USING   EXPENSES PAID
                                           VALUE USING    DURING THE                 A HYPOTHETICAL  DURING THE    EXPENSE
                              BEGINNING       ACTUAL      SIX MONTHS     BEGINNING     5% ASSUMED    SIX MONTHS     RATIO
                            ACCOUNT VALUE   RETURN AT        ENDED     ACCOUNT VALUE   RETURN AT        ENDED       AS OF
                            AT OCTOBER 1,   MARCH 31,      MARCH 31,   AT OCTOBER 1,   MARCH 31,      MARCH 31,   MARCH 31,
FUND                            2008           2009          2009*         2008           2009          2009*       2009*
----                        ------------- -------------- ------------- ------------- -------------- ------------- ---------
U.S. GOVERNMENT SECURITIES
  Class A#.................   $1,000.00     $1,064.36        $5.10       $1,000.00     $1,020.00       $ 4.99       0.99%
  Class B#.................   $1,000.00     $1,060.92        $8.43       $1,000.00     $1,016.75       $ 8.25       1.64%
  Class C#.................   $1,000.00     $1,060.97        $8.43       $1,000.00     $1,016.75       $ 8.25       1.64%
GNMA
  Class A#.................   $1,000.00     $1,063.48        $5.09       $1,000.00     $1,020.00       $ 4.99       0.99%
  Class B#.................   $1,000.00     $1,059.93        $8.42       $1,000.00     $1,016.75       $ 8.25       1.64%
  Class C#.................   $1,000.00     $1,059.89        $8.42       $1,000.00     $1,016.75       $ 8.25       1.64%
STRATEGIC BOND
  Class A..................   $1,000.00     $  909.17        $6.43       $1,000.00     $1,018.20       $ 6.79       1.35%
  Class B..................   $1,000.00     $  906.13        $9.69       $1,000.00     $1,014.76       $10.25       2.04%
  Class C..................   $1,000.00     $  906.71        $9.55       $1,000.00     $1,014.91       $10.10       2.01%
HIGH YIELD BOND
  Class A#.................   $1,000.00     $  725.02        $5.85       $1,000.00     $1,018.15       $ 6.84       1.36%
  Class B#.................   $1,000.00     $  723.49        $8.64       $1,000.00     $1,014.91       $10.10       2.01%
  Class C#.................   $1,000.00     $  724.42        $8.64       $1,000.00     $1,014.91       $10.10       2.01%
TAX EXEMPT INSURED
  Class A#.................   $1,000.00     $1,060.98        $5.14       $1,000.00     $1,019.95       $ 5.04       1.00%
  Class B#.................   $1,000.00     $1,056.52        $9.43       $1,000.00     $1,015.76       $ 9.25       1.84%
  Class C#.................   $1,000.00     $1,058.02        $7.90       $1,000.00     $1,017.25       $ 7.75       1.54%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2009" and the "Expenses Ratios" would have been higher.

        SUNAMERICA INCOME FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2009

                                                                            U.S. GOVERNMENT                 STRATEGIC
                                                                              SECURITIES        GNMA          BOND
                                                                                 FUND           FUND          FUND
                                                                            --------------- ------------  -------------
ASSETS:
Long-term investment securities, at market value* (unaffiliated)...........  $189,022,602   $381,038,219  $ 430,579,303
Short term investment securities, at market value* (unaffiliated)..........            --             --      9,997,624
Repurchase agreements (cost approximates market value).....................    25,144,000    162,387,000     13,579,000
                                                                             ------------   ------------  -------------
  Total investments........................................................   214,166,602    543,425,219    454,155,927
                                                                             ------------   ------------  -------------
Cash.......................................................................           148            568         63,344
Foreign cash*..............................................................            --             --         95,446
Receivable for:
  Shares of beneficial interest sold.......................................       512,875      4,744,432      1,980,608
  Dividends and interest...................................................       878,445      1,538,982     10,002,363
  Investments sold.........................................................            --             --      6,490,364
Prepaid expenses and other assets..........................................           646          1,247          2,506
Due from investment adviser for expense reimbursements/fee waivers.........        73,551         55,523             --
                                                                             ------------   ------------  -------------
Total assets...............................................................   215,632,267    549,765,971    472,790,558
                                                                             ------------   ------------  -------------
LIABILITIES:
Payable for-
  Shares of beneficial interest redeemed...................................       323,011        515,437      1,249,627
  Investments purchased....................................................            --     81,998,611      3,653,553
  Interest on securities sold short........................................            --             --             --
  Investment advisory and management fees..................................       118,159        174,236        249,203
  Distribution and service maintenance fees................................        83,837        196,183        266,769
  Transfer agent fees and expenses.........................................        45,895         94,522         93,717
  Trustees' fees and expenses..............................................        19,538          7,480          6,961
  Other accrued expenses...................................................        84,050         84,741        220,528
Dividends payable..........................................................        98,898        193,642        988,095
Securities sold short, at market value#....................................            --             --             --
Commitments (Note 11)......................................................            --             --             --
                                                                             ------------   ------------  -------------
Total liabilities..........................................................       773,388     83,264,852      6,728,453
                                                                             ------------   ------------  -------------
Net assets.................................................................  $214,858,879   $466,501,119  $ 466,062,105
                                                                             ============   ============  =============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value.............................  $    214,485   $    395,797  $   1,703,025
Paid-in capital............................................................   202,344,328    449,469,754    662,159,533
                                                                             ------------   ------------  -------------
                                                                              202,558,813    449,865,551    663,862,558
Accumulated undistributed net investment income (loss).....................        27,608       (378,883)    (1,427,417)
Accumulated undistributed net realized gain (loss) on investments, futures
 contracts, securities sold short and foreign exchange transactions........    (2,077,699)     1,665,800   (103,751,223)
Unrealized appreciation (depreciation) on investments......................    14,350,157     15,348,651    (92,585,277)
Unrealized appreciation (depreciation) on foreign exchange transactions....            --             --        (36,536)
Unrealized appreciation (depreciation) on securities sold short............            --             --             --
                                                                             ------------   ------------  -------------
NET ASSETS.................................................................  $214,858,879   $466,501,119  $ 466,062,105
                                                                             ============   ============  =============
*Cost
  Long-term investment securities (unaffiliated)...........................  $174,672,445   $365,689,568  $ 523,164,580
                                                                             ============   ============  =============
  Short-term securities (unaffiliated).....................................  $         --   $         --  $   9,997,624
                                                                             ============   ============  =============
  Foreign cash.............................................................  $         --   $         --  $      96,340
                                                                             ============   ============  =============
#Proceeds from securities sold short.......................................  $         --   $         --  $          --
                                                                             ============   ============  =============

                                                                              HIGH YIELD    TAX EXEMPT
                                                                                 BOND        INSURED
                                                                                 FUND          FUND
                                                                            -------------  -----------
ASSETS:
Long-term investment securities, at market value* (unaffiliated)........... $ 103,354,463  $63,340,291
Short term investment securities, at market value* (unaffiliated)..........            --    7,891,808
Repurchase agreements (cost approximates market value).....................     3,317,000           --
                                                                            -------------  -----------
  Total investments........................................................   106,671,463   71,232,099
                                                                            -------------  -----------
Cash.......................................................................       289,197           --
Foreign cash*..............................................................            --           --
Receivable for:
  Shares of beneficial interest sold.......................................     1,454,128      267,029
  Dividends and interest...................................................     3,850,611      813,433
  Investments sold.........................................................     1,866,354      435,854
Prepaid expenses and other assets..........................................        71,074          174
Due from investment adviser for expense reimbursements/fee waivers.........        22,877       20,598
                                                                            -------------  -----------
Total assets...............................................................   114,225,704   72,769,187
                                                                            -------------  -----------
LIABILITIES:
Payable for-
  Shares of beneficial interest redeemed...................................       434,484      189,241
  Investments purchased....................................................     2,702,586    1,962,779
  Interest on securities sold short........................................        30,031           --
  Investment advisory and management fees..................................        68,532       29,421
  Distribution and service maintenance fees................................        59,907       29,486
  Transfer agent fees and expenses.........................................        28,537       15,705
  Trustees' fees and expenses..............................................         8,274        5,419
  Other accrued expenses...................................................       118,518       62,011
Dividends payable..........................................................       344,274       68,330
Securities sold short, at market value#....................................       809,250           --
Commitments (Note 11)......................................................            --           --
                                                                            -------------  -----------
Total liabilities..........................................................     4,604,393    2,362,392
                                                                            -------------  -----------
Net assets................................................................. $ 109,621,311  $70,406,795
                                                                            =============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value............................. $     433,428  $    57,365
Paid-in capital............................................................   291,255,986   68,796,750
                                                                            -------------  -----------
                                                                              291,689,414   68,854,115
Accumulated undistributed net investment income (loss).....................     1,059,921      (17,237)
Accumulated undistributed net realized gain (loss) on investments, futures
 contracts, securities sold short and foreign exchange transactions........  (120,160,808)    (740,698)
Unrealized appreciation (depreciation) on investments......................   (62,957,466)   2,310,615
Unrealized appreciation (depreciation) on foreign exchange transactions....            --           --
Unrealized appreciation (depreciation) on securities sold short............        (9,750)          --
                                                                            -------------  -----------
NET ASSETS................................................................. $ 109,621,311  $70,406,795
                                                                            =============  ===========
*Cost
  Long-term investment securities (unaffiliated)........................... $ 166,311,929  $61,029,676
                                                                            =============  ===========
  Short-term securities (unaffiliated)..................................... $          --  $ 7,891,808
                                                                            =============  ===========
  Foreign cash............................................................. $          --  $        --
                                                                            =============  ===========
#Proceeds from securities sold short....................................... $     799,500  $        --
                                                                            =============  ===========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2009 -- (continued)

                                                                                     U.S. GOVERNMENT               STRATEGIC
                                                                                       SECURITIES        GNMA        BOND
                                                                                          FUND           FUND        FUND
                                                                                     --------------- ------------ ------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets..........................................................................  $178,962,775   $346,090,992 $227,601,020
Shares of beneficial interest issued and outstanding................................    17,864,357     29,388,831   83,298,769
Net asset value and redemption price per share (excluding any applicable contingent
 deferred sales charge).............................................................  $      10.02   $      11.78 $       2.73
Maximum sales charge (4.75% of offering price)......................................          0.50           0.59         0.14
                                                                                      ------------   ------------ ------------
Maximum offering price to public....................................................  $      10.52   $      12.37 $       2.87
                                                                                      ============   ============ ============
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets..........................................................................  $ 15,802,519   $ 44,467,366 $ 38,281,465
Shares of beneficial interest issued and outstanding................................     1,576,946      3,766,384   14,016,095
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)..................................................  $      10.02   $      11.81 $       2.73
                                                                                      ============   ============ ============
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets..........................................................................  $ 20,093,585   $ 75,942,761 $200,179,620
Shares of beneficial interest issued and outstanding................................     2,007,211      6,424,477   72,987,639
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)..................................................  $      10.01   $      11.82 $       2.74
                                                                                      ============   ============ ============

                                                                                     HIGH YIELD  TAX EXEMPT
                                                                                        BOND      INSURED
                                                                                        FUND        FUND
                                                                                     ----------- -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets.......................................................................... $59,210,019 $53,570,115
Shares of beneficial interest issued and outstanding................................  23,458,275   4,365,576
Net asset value and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................. $      2.52 $     12.27
Maximum sales charge (4.75% of offering price)......................................        0.13        0.61
                                                                                     ----------- -----------
Maximum offering price to public.................................................... $      2.65 $     12.88
                                                                                     =========== ===========
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets.......................................................................... $17,017,544 $ 2,925,816
Shares of beneficial interest issued and outstanding................................   6,730,442     238,166
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge).................................................. $      2.53 $     12.28
                                                                                     =========== ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets.......................................................................... $33,393,748 $13,910,864
Shares of beneficial interest issued and outstanding................................  13,154,068   1,132,734
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge).................................................. $      2.54 $     12.28
                                                                                     =========== ===========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENT OF OPERATIONS -- For the YEAR ended March 31, 2009

                                                                                 U.S. GOVERNMENT                STRATEGIC
                                                                                   SECURITIES        GNMA         BOND
                                                                                      FUND           FUND         FUND
                                                                                 --------------- -----------  -------------
INCOME:
 Dividends (unaffiliated).......................................................   $        --   $        --  $     252,818
 Interest (unaffiliated)........................................................     8,278,942    16,843,723     51,227,233
                                                                                   -----------   -----------  -------------
   Total investment income*.....................................................     8,278,942    16,843,723     51,480,051
                                                                                   -----------   -----------  -------------
EXPENSES:
 Investment advisory and management fees........................................     1,440,218     1,803,355      4,078,689
 Distribution and service maintenance fees:
   Class A......................................................................       661,740     1,056,072      1,295,399
   Class B......................................................................       158,240       437,196        456,780
   Class C......................................................................       177,233       469,579      2,348,229
 Transfer agent fees:
   Class A......................................................................       449,430       691,111        845,538
   Class B......................................................................        40,755       107,206        109,649
   Class C......................................................................        43,316       110,462        533,341
 Registration fees:
   Class A......................................................................        24,853        19,252          8,180
   Class B......................................................................         7,398         2,609          6,124
   Class C......................................................................         9,110         6,072          7,260
 Custodian and accounting fees..................................................        88,983       149,266        398,093
 Reports to shareholders........................................................        14,695        27,625        101,343
 Audit and tax fees.............................................................        48,170        49,290         53,536
 Legal fees.....................................................................        12,260        11,132         15,651
 Trustees' fees and expenses....................................................        20,498        35,314         65,947
 Interest expense...............................................................            --            --          4,410
 Interest expense on securities sold short......................................            --            --             --
 Other expenses.................................................................        23,563        28,049         36,579
                                                                                   -----------   -----------  -------------
   Total expenses before fee waivers, reimbursements, and custody credits.......     3,220,462     5,003,590     10,364,748
   Fees waived and expenses reimbursed by investment advisor (Note 3)...........      (798,504)     (529,195)            --
   Custody credits earned on cash balances......................................            (5)         (110)        (2,366)
                                                                                   -----------   -----------  -------------
   Net expenses.................................................................     2,421,953     4,474,285     10,362,382
                                                                                   -----------   -----------  -------------
Net investment income (loss)....................................................     5,856,989    12,369,438     41,117,669
                                                                                   -----------   -----------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)..........................     2,492,555     4,332,582    (80,111,139)
Net realized foreign exchange gain (loss) on other assets and liabilities.......            --            --      1,927,991
Net realized gain (loss) on securities sold short...............................            --            --             --
                                                                                   -----------   -----------  -------------
Net realized gain (loss) on investments and foreign currencies..................     2,492,555     4,332,582    (78,183,148)
                                                                                   -----------   -----------  -------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)..     7,055,161     7,314,226    (76,336,467)
Change in unrealized foreign exchange gain (loss) on other assets and
 liabilities....................................................................            --            --       (313,964)
Change in unrealized appreciation (depreciation) on securities sold short.......            --            --             --
                                                                                   -----------   -----------  -------------
Net unrealized gain (loss) on investments and foreign currencies................     7,055,161     7,314,226    (76,650,431)
                                                                                   -----------   -----------  -------------
Net realized and unrealized gain (loss) on investments, and foreign currencies..     9,547,716    11,646,808   (154,833,579)
                                                                                   -----------   -----------  -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................   $15,404,705   $24,016,246  $(113,715,910)
                                                                                   ===========   ===========  =============
--------
*  Net of foreign withholding taxes on interest and dividends of................   $        --   $        --  $         419
                                                                                   ===========   ===========  =============

                                                                                  HIGH YIELD   TAX EXEMPT
                                                                                     BOND       INSURED
                                                                                     FUND         FUND
                                                                                 ------------  ----------
INCOME:
 Dividends (unaffiliated)....................................................... $    348,099  $       --
 Interest (unaffiliated)........................................................   20,338,667   2,678,047
                                                                                 ------------  ----------
   Total investment income*.....................................................   20,686,766   2,678,047
                                                                                 ------------  ----------
EXPENSES:
 Investment advisory and management fees........................................    1,275,441     292,267
 Distribution and service maintenance fees:
   Class A......................................................................      327,013     167,106
   Class B......................................................................      271,454      32,321
   Class C......................................................................      498,739      74,767
 Transfer agent fees:
   Class A......................................................................      226,905     115,786
   Class B......................................................................       67,152       9,014
   Class C......................................................................      118,037      18,530
 Registration fees:
   Class A......................................................................        5,733      17,480
   Class B......................................................................        5,376       8,542
   Class C......................................................................        8,346       8,757
 Custodian and accounting fees..................................................       86,283      30,940
 Reports to shareholders........................................................       29,054       3,109
 Audit and tax fees.............................................................       55,269      44,588
 Legal fees.....................................................................       17,504      12,397
 Trustees' fees and expenses....................................................       18,152       5,212
 Interest expense...............................................................       13,459          --
 Interest expense on securities sold short......................................       21,057          --
 Other expenses.................................................................       25,492      20,755
                                                                                 ------------  ----------
   Total expenses before fee waivers, reimbursements, and custody credits.......    3,070,466     861,571
   Fees waived and expenses reimbursed by investment advisor (Note 3)...........     (250,706)   (152,373)
   Custody credits earned on cash balances......................................         (991)        (37)
                                                                                 ------------  ----------
   Net expenses.................................................................    2,818,769     709,161
                                                                                 ------------  ----------
Net investment income (loss)....................................................   17,867,997   1,968,886
                                                                                 ------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)..........................  (34,201,584)   (632,662)
Net realized foreign exchange gain (loss) on other assets and liabilities.......           --          --
Net realized gain (loss) on securities sold short...............................       46,500          --
                                                                                 ------------  ----------
Net realized gain (loss) on investments and foreign currencies..................  (34,155,084)   (632,662)
                                                                                 ------------  ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)..  (43,361,349)  1,114,958
Change in unrealized foreign exchange gain (loss) on other assets and
 liabilities....................................................................           --          --
Change in unrealized appreciation (depreciation) on securities sold short.......       (9,750)         --
                                                                                 ------------  ----------
Net unrealized gain (loss) on investments and foreign currencies................  (43,371,099)  1,114,958
                                                                                 ------------  ----------
Net realized and unrealized gain (loss) on investments, and foreign currencies..  (77,526,183)    482,296
                                                                                 ------------  ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................... $(59,658,186) $2,451,182
                                                                                 ============  ==========
--------
*  Net of foreign withholding taxes on interest and dividends of................ $     (1,390) $       --
                                                                                 ============  ==========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                                U.S. GOVERNMENT
                                                                                                SECURITIES FUND
                                                                                          --------------------------
                                                                                          FOR THE YEAR  FOR THE YEAR
                                                                                             ENDED         ENDED
                                                                                           MARCH 31,     MARCH 31,
                                                                                              2009          2008
                                                                                          ------------  ------------
OPERATIONS:
  Net investment income (loss)........................................................... $  5,856,989  $  7,237,467
  Net realized gain (loss) on investments and foreign currencies.........................    2,492,555     1,008,787
  Net unrealized gain (loss) on investments and foreign currencies.......................    7,055,161     8,877,258
                                                                                          ------------  ------------
Increase (decrease) in net assets resulting from operations..............................   15,404,705    17,123,512
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................   (5,369,678)   (6,695,513)
  Net investment income (Class B)........................................................     (345,850)     (464,501)
  Net investment income (Class C)........................................................     (381,222)     (392,650)
  Net realized gain on securities (Class A)..............................................           --            --
  Net realized gain on securities (Class B)..............................................           --            --
  Net realized gain on securities (Class C)..............................................           --            --
                                                                                          ------------  ------------
Total distributions to shareholders......................................................   (6,096,750)   (7,552,664)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 6).  (17,856,605)   37,000,481
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................   (8,548,650)   46,571,329

NET ASSETS:
Beginning of period......................................................................  223,407,529   176,836,200
                                                                                          ------------  ------------
End of period+........................................................................... $214,858,879  $223,407,529
                                                                                          ============  ============
--------
+Includes accumulated undistributed net investment income (loss)......................... $     27,608  $     24,694
                                                                                          ============  ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                      GNMA FUND              STRATEGIC BOND FUND
                                                             --------------------------  ---------------------------
                                                             FOR THE YEAR  FOR THE YEAR   FOR THE YEAR  FOR THE YEAR
                                                                ENDED         ENDED          ENDED         ENDED
                                                              MARCH 31,     MARCH 31,      MARCH 31,     MARCH 31,
                                                                 2009          2008           2009          2008
                                                             ------------  ------------  -------------  ------------
OPERATIONS:
 Net investment income (loss)............................... $ 12,369,438  $ 15,979,518  $  41,117,669  $ 40,202,721
 Net realized gain (loss) on investments and foreign
   currencies...............................................    4,332,582     6,905,478    (78,183,148)    7,026,495
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    7,314,226    10,107,965    (76,650,431)  (31,067,542)
                                                             ------------  ------------  -------------  ------------
Increase (decrease) in net assets resulting from operations.   24,016,246    32,992,961   (113,715,910)   16,161,674
                                                             ------------  ------------  -------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)............................  (10,909,235)  (13,925,153)   (30,006,872)  (29,257,025)
 Net investment income (Class B)............................   (1,314,574)   (1,870,179)    (3,566,240)   (2,805,432)
 Net investment income (Class C)............................   (1,383,879)   (1,078,120)   (18,381,363)  (13,185,521)
 Net realized gain on securities (Class A)..................   (2,340,430)           --             --            --
 Net realized gain on securities (Class B)..................     (411,116)           --             --            --
 Net realized gain on securities (Class C)..................     (540,648)           --             --            --
                                                             ------------  ------------  -------------  ------------
Total distributions to shareholders.........................  (16,899,882)  (16,873,452)   (51,954,475)  (45,247,978)
                                                             ------------  ------------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (NOTE 6)........................   47,194,149    (2,267,507)  (170,519,517)  103,961,925
                                                             ------------  ------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   54,310,513    13,852,002   (336,189,902)   74,875,621

NET ASSETS:
Beginning of period.........................................  412,190,606   398,338,604    802,252,007   727,376,386
                                                             ------------  ------------  -------------  ------------
End of period+.............................................. $466,501,119  $412,190,606  $ 466,062,105  $802,252,007
                                                             ============  ============  =============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $   (378,883) $    201,906  $  (1,427,417) $  6,775,150
                                                             ============  ============  =============  ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                            HIGH YIELD BOND FUND      TAX EXEMPT INSURED FUND
                                                        ---------------------------  ------------------------
                                                        FOR THE YEAR   FOR THE YEAR  FOR THE YEAR FOR THE YEAR
                                                           ENDED          ENDED         ENDED        ENDED
                                                         MARCH 31,      MARCH 31,     MARCH 31,    MARCH 31,
                                                            2009           2008          2009         2008
                                                        ------------  -------------  ------------ ------------
OPERATIONS:
 Net investment income (loss).......................... $ 17,867,997  $  21,635,708  $ 1,968,886  $ 1,807,840
 Net realized gain (loss) on investments and foreign
   currencies..........................................  (34,155,084)    (3,800,036)    (632,662)    (110,884)
 Net unrealized gain (loss) on investments and foreign
   currencies..........................................  (43,371,099)   (36,536,170)   1,114,958   (1,245,963)
                                                        ------------  -------------  -----------  -----------
Increase (decrease) in net assets resulting from
 operations............................................  (59,658,186)   (18,700,498)   2,451,182      450,993
                                                        ------------  -------------  -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A).......................   (8,583,504)   (12,979,716)  (1,633,906)  (1,606,491)
 Net investment income (Class B).......................   (2,374,059)    (2,908,997)     (82,242)     (99,116)
 Net investment income (Class C).......................   (4,308,886)    (5,292,760)    (212,850)    (105,563)
 Net realized gain on securities (Class A).............           --             --           --     (396,574)
 Net realized gain on securities (Class B).............           --             --           --      (32,437)
 Net realized gain on securities (Class C).............           --             --           --      (34,730)
                                                        ------------  -------------  -----------  -----------
Total distributions to shareholders....................  (15,266,449)   (21,181,473)  (1,928,998)  (2,274,911)
                                                        ------------  -------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (NOTE 6)...................  (20,708,775)  (134,674,504)  15,549,201   (2,960,840)
                                                        ------------  -------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................  (95,633,410)  (174,556,475)  16,071,385   (4,784,758)

NET ASSETS:
Beginning of period....................................  205,254,721    379,811,196   54,335,410   59,120,168
                                                        ------------  -------------  -----------  -----------
End of period+......................................... $109,621,311  $ 205,254,721  $70,406,795  $54,335,410
                                                        ============  =============  ===========  ===========
--------
+Includes accumulated undistributed net investment
 income (loss)......................................... $  1,059,921  $  (1,882,760) $   (17,237) $   (54,332)
                                                        ============  =============  ===========  ===========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS

                                                             U.S. GOVERNMENT SECURITIES FUND
                                                             -------------------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET               NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            ASSETS,    RATIO OF
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,           END OF     EXPENSES
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                         CLASS A
-
  03/31/05     $9.64     $0.31      $(0.26)     $ 0.05     $(0.32)       $--      $(0.32) $ 9.37    0.61%  $174,905     0.99%
  03/31/06      9.37      0.36       (0.20)       0.16      (0.37)        --       (0.37)   9.16    1.68    151,284     0.99
  03/31/07      9.16      0.37        0.10        0.47      (0.39)        --       (0.39)   9.24    5.25    152,239     0.99
  03/31/08      9.24      0.35        0.46        0.81      (0.37)        --       (0.37)   9.68    9.03    191,057     0.99
  03/31/09      9.68      0.26        0.36        0.62      (0.28)        --       (0.28)  10.02    6.52    178,963     0.99
                                                                         CLASS B
-
  03/31/05     $9.65     $0.25      $(0.27)     $(0.02)    $(0.26)       $--      $(0.26) $ 9.37   (0.14)% $ 27,013     1.64%
  03/31/06      9.37      0.30       (0.20)       0.10      (0.31)        --       (0.31)   9.16    1.02     19,276     1.64
  03/31/07      9.16      0.32        0.09        0.41      (0.33)        --       (0.33)   9.24    4.57     14,716     1.64
  03/31/08      9.24      0.30        0.45        0.75      (0.31)        --       (0.31)   9.68    8.33     15,354     1.64
  03/31/09      9.68      0.20        0.35        0.55      (0.21)        --       (0.21)  10.02    5.83     15,803     1.64
                                                                         CLASS C
-
  03/31/05     $9.64     $0.25      $(0.27)     $(0.02)    $(0.26)       $--      $(0.26) $ 9.36   (0.14)% $  9,945     1.64%
  03/31/06      9.36      0.30       (0.20)       0.10      (0.31)        --       (0.31)   9.15    1.02      8,281     1.64
  03/31/07      9.15      0.31        0.10        0.41      (0.33)        --       (0.33)   9.23    4.57      9,881     1.64
  03/31/08      9.23      0.29        0.46        0.75      (0.31)        --       (0.31)   9.67    8.34     16,997     1.64
  03/31/09      9.67      0.20        0.35        0.55      (0.21)        --       (0.21)  10.01    5.83     20,094     1.64

                         -

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------  -

                         -
    3.26%        253%(4)
    3.80         357
    4.05         243
    3.83         343
    2.73          84

                         -
    2.61%        253%(4)
    3.14         357
    3.40         243
    3.20         343
    2.08          84

                         -
    2.61%        253%(4)
    3.14         357
    3.40         243
    3.14         343
    2.05          84

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/05 03/31/06 03/31/07 03/31/08 03/31/09
                                         -------- -------- -------- -------- --------
U.S. Government Securities Fund Class A.   0.39%    0.36%    0.38%    0.39%    0.35%
U.S. Government Securities Fund Class B.   0.43     0.43     0.43     0.48     0.40
U.S. Government Securities Fund Class C.   0.48     0.57     0.43     0.50     0.40

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                          2005
                                                          ----
                 U.S. Government Securities Fund......... 246%

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                      GNMA FUND
                                                                      ---------
                               NET GAIN
                               (LOSS) ON
            NET               INVESTMENTS                       DISTRIBUTIONS          NET               NET
           ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            ASSETS,    RATIO OF
          VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,           END OF     EXPENSES
 PERIOD  BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
 ENDED   OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(3)
-------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                       CLASS A
-
03/31/05  $11.38     $0.31      $(0.16)     $0.15      $(0.33)     $   --     $(0.33) $11.20   1.41%   $338,031     0.99%
03/31/06   11.20      0.35       (0.07)      0.28       (0.40)      (0.08)     (0.48)  11.00   2.18     303,343     0.99
03/31/07   11.00      0.46        0.10       0.56       (0.48)         --      (0.48)  11.08   5.23     310,508     0.99
03/31/08   11.08      0.46        0.48       0.94       (0.49)         --      (0.49)  11.53   8.69     330,202     0.99
03/31/09   11.53      0.37        0.41       0.78       (0.42)      (0.11)     (0.53)  11.78   6.98     346,091     0.99
                                                                       CLASS B
-
03/31/05  $11.41     $0.24      $(0.16)     $0.08      $(0.26)     $   --     $(0.26) $11.23   0.75%   $102,497     1.64%
03/31/06   11.23      0.28       (0.08)      0.20       (0.33)      (0.08)     (0.41)  11.02   1.43      76,304     1.64
03/31/07   11.02      0.39        0.11       0.50       (0.41)         --      (0.41)  11.11   4.64      57,224     1.64
03/31/08   11.11      0.40        0.47       0.87       (0.42)         --      (0.42)  11.56   7.98      46,389     1.64
03/31/09   11.56      0.31        0.40       0.71       (0.35)      (0.11)     (0.46)  11.81   6.28      44,467     1.64
                                                                       CLASS C
-
03/31/05  $11.42     $0.24      $(0.16)     $0.08      $(0.26)     $   --     $(0.26) $11.24   0.75%   $ 54,936     1.64%
03/31/06   11.24      0.28       (0.07)      0.21       (0.33)      (0.08)     (0.41)  11.04   1.53      40,188     1.64
03/31/07   11.04      0.40        0.10       0.50       (0.41)         --      (0.41)  11.13   4.64      30,606     1.64
03/31/08   11.13      0.39        0.47       0.86       (0.42)         --      (0.42)  11.57   7.88      35,599     1.64
03/31/09   11.57      0.28        0.43       0.71       (0.35)      (0.11)     (0.46)  11.82   6.27      75,943     1.64



    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------


    2.73%        204%(4)
    3.17         138
    4.19         142
    4.15         354
    3.32          73


    2.10%        204%(4)
    2.50         138
    3.53         142
    3.52         354
    2.67          73


    2.11%        204%(4)
    2.49         138
    3.53         142
    3.49         354
    2.55          73

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                 03/31/05 03/31/06 03/31/07 03/31/08 03/31/09
                                 -------- -------- -------- -------- --------
  GNMA Fund Class A.............   0.17%    0.13%    0.15%    0.15%    0.13%
  GNMA Fund Class B.............   0.18     0.17     0.18     0.19     0.15
  GNMA Fund Class C.............   0.18     0.19     0.17     0.22     0.15

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                          2005
                                                          ----
                 GNMA Fund............................... 204%

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                    STRATEGIC BOND FUND
                                                                    -------------------
                               NET GAIN
                               (LOSS) ON
            NET               INVESTMENTS                       DISTRIBUTIONS           NET               NET
           ASSET                 (BOTH               DIVIDENDS    FROM NET             ASSET            ASSETS,   RATIO OF
          VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,            END OF    EXPENSE
 PERIOD  BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF    TOTAL   PERIOD   TO AVERAGE
 ENDED   OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD+ RETURN(2) (000'S)  NET ASSETS
-------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------- --------- -------- ----------
                                                                          CLASS A
-
03/31/05   $3.41     $0.20      $ 0.11      $ 0.31     $(0.23)       $--      $(0.23)  $3.49     9.36%  $ 59,279    1.40%(3)(4)
03/31/06    3.49      0.17        0.05        0.22      (0.18)        --       (0.18)   3.53     6.54    167,072    1.34(4)
03/31/07    3.53      0.16        0.12        0.28      (0.18)        --       (0.18)   3.63     8.07    453,893    1.31(6)
03/31/08    3.63      0.19       (0.11)       0.08      (0.21)        --       (0.21)   3.50     2.29    483,820    1.28(6)
03/31/09    3.50      0.21       (0.71)      (0.50)     (0.27)        --       (0.27)   2.73   (14.67)   227,601    1.31
                                                                          CLASS B
-
03/31/05   $3.41     $0.18      $ 0.10      $ 0.28     $(0.21)       $--      $(0.21)  $3.48     8.35%  $ 37,250    2.05%(3)(4)
03/31/06    3.48      0.16        0.05        0.21      (0.16)        --       (0.16)   3.53     6.14     46,294    2.00(3)(4)
03/31/07    3.53      0.15        0.10        0.25      (0.15)        --       (0.15)   3.63     7.36     55,728    1.99(6)
03/31/08    3.63      0.16       (0.10)       0.06      (0.19)        --       (0.19)   3.50     1.61     52,528    1.96(6)
03/31/09    3.50      0.19       (0.71)      (0.52)     (0.25)        --       (0.25)   2.73   (15.25)    38,281    1.99
                                                                          CLASS C
-
03/31/05   $3.42     $0.18      $ 0.11      $ 0.29     $(0.21)       $--      $(0.21)  $3.50     8.65%  $ 36,867    2.05%(3)(4)
03/31/06    3.50      0.15        0.05        0.20      (0.16)        --       (0.16)   3.54     5.84     97,651    1.99(3)(4)
03/31/07    3.54      0.14        0.12        0.26      (0.16)        --       (0.16)   3.64     7.36    217,755    1.98(6)
03/31/08    3.64      0.17       (0.11)       0.06      (0.19)        --       (0.19)   3.51     1.64    265,904    1.94(6)
03/31/09    3.51      0.19       (0.71)      (0.52)     (0.25)        --       (0.25)   2.74   (15.16)   200,180    1.96



  RATIO
  OF NET
INVESTMENT
INCOME TO
 AVERAGE       PORTFOLIO
NET ASSETS     TURNOVER
----------     ---------


   5.94%(3)(4)    196%(5)(7)
   5.19(4)        118(7)
   4.79(6)        134(7)
   5.30(6)        162(7)
   6.54           112


   5.32%(3)(4)    196%(5)(7)
   4.51(3)(4)     118(7)
   4.12(6)        134(7)
   4.63(6)        162(7)
   6.00           112


   5.29%(3)(4)    196%(5)(7)
   4.54(3)(4)     118(7)
   4.12(6)        134(7)
   4.65(6)        162(7)
   6.03           112

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                                    03/31/05 03/31/06
                                                    -------- --------
           Strategic Bond Fund Class A.............   0.03%     -- %
           Strategic Bond Fund Class B.............   0.02     0.00
           Strategic Bond Fund Class C.............   0.03     0.00

(4)Net of custody credits of:

                                                    03/31/05 03/31/06
                                                    -------- --------
           Strategic Bond Fund.....................   0.01%    0.07%

(5)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                2005
                                    -           ----
                           Strategic Bond Fund. 188%

(6)Gross of custody credits of:

                                                    03/31/07 03/31/08
                                                    -------- --------
           Strategic Bond Fund.....................   0.05%    0.02%

(7)Portfolio turnover includes "to be announced" ("TBA") transactions. Previously, portfolio turnover was calculated excluding TBA transactions and was as follows:

                                                   2005 2006 2007 2008
                             -                     ---- ---- ---- ----
          Strategic Bond Fund..................... 190% 119% 131% 151%

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                  HIGH YIELD BOND FUND
                                                                  --------------------
                               NET GAIN
                               (LOSS) ON
            NET               INVESTMENTS                       DISTRIBUTIONS          NET
           ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            NET ASSETS,   RATIO OF
          VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,             END OF       EXPENSE
 PERIOD  BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL     PERIOD     TO AVERAGE
 ENDED   OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENT   BUTIONS PERIOD RETURN(2)   (000'S)   NET ASSETS(3)
-------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ----------- -------------
                                                                        CLASS A
-
03/31/05   $4.23     $0.33      $ 0.21      $ 0.54     $(0.34)       $--      $(0.34) $4.43    13.26%   $101,661       1.38%
03/31/06    4.43      0.31        0.19        0.50      (0.33)        --       (0.33)  4.60    11.61     214,041       1.36(5)
03/31/07    4.60      0.30        0.19        0.49      (0.32)        --       (0.32)  4.77    11.01     241,554       1.36
03/31/08    4.77      0.36       (0.63)      (0.27)     (0.34)        --       (0.34)  4.16    (5.92)    109,219       1.36
03/31/09    4.16      0.38       (1.69)      (1.31)     (0.33)        --       (0.33)  2.52   (32.66)     59,210       1.36
                                                                        CLASS B
-
03/31/05   $4.24     $0.31      $ 0.20      $ 0.51     $(0.31)       $--      $(0.31) $4.44    12.57%   $ 61,961       2.03%
03/31/06    4.44      0.31        0.16        0.47      (0.30)        --       (0.30)  4.61    10.88      52,346       2.01(5)
03/31/07    4.61      0.27        0.19        0.46      (0.29)        --       (0.29)  4.78    10.29      51,479       2.01
03/31/08    4.78      0.31       (0.60)      (0.29)     (0.32)        --       (0.32)  4.17    (6.50)     34,911       2.01
03/31/09    4.17      0.36       (1.69)      (1.33)     (0.31)        --       (0.31)  2.53   (33.00)     17,018       2.01
                                                                        CLASS C
-
03/31/05   $4.25     $0.30      $ 0.22      $ 0.52     $(0.31)       $--      $(0.31) $4.46    12.77%   $ 65,385       2.03%
03/31/06    4.46      0.30        0.17        0.47      (0.30)        --       (0.30)  4.63    10.86      70,140       2.01(5)
03/31/07    4.63      0.27        0.19        0.46      (0.29)        --       (0.29)  4.80    10.27      86,777       2.01
03/31/08    4.80      0.31       (0.61)      (0.30)     (0.32)        --       (0.32)  4.18    (6.67)     61,125       2.01
03/31/09    4.18      0.36       (1.69)      (1.33)     (0.31)        --       (0.31)  2.54   (32.90)     33,394       2.01



    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------


     7.59%       85%(4)
     7.20(5)     91
     6.44        86
     7.49        72
    10.74        77


     7.04%       85%(4)
     6.71(5)     91
     5.82        86
     6.80        72
    10.18        77


     6.97%       85%(4)
     6.67(5)     91
     5.80        86
     6.75        72
    10.16        77

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/05 03/31/06 03/31/07 03/31/08 03/31/09
                                         -------- -------- -------- -------- --------
High Yield Bond Fund Class A............   0.08%    0.11%    0.09%    0.17%    0.14%
High Yield Bond Fund Class B............   0.07     0.14     0.11     0.20     0.16
High Yield Bond Fund Class C............   0.09     0.12     0.10     0.18     0.15

(4)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydown on securities and was as follows:

                                                 2005
                                                 ----
                           High Yield Bond Fund. 85%

(5)Net of custody credits of 0.01%.

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (continued)

                                                              TAX EXEMPT INSURED FUND
                                                              -----------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET               NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            ASSETS,  RATIO OF
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,           END OF   EXPENSES
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL   PERIOD  TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- ----------
                                                                      CLASS A
-
  03/31/05    $13.16     $0.41      $(0.18)     $ 0.23     $(0.41)     $(0.17)    $(0.58) $12.81   1.83%   $62,032    1.25%
  03/31/06     12.81      0.41       (0.10)       0.31      (0.40)      (0.13)     (0.53)  12.59   2.43     56,875    1.30
  03/31/07     12.59      0.42        0.15        0.57      (0.42)      (0.09)     (0.51)  12.65   4.63     50,036    1.27
  03/31/08     12.65      0.42       (0.31)       0.11      (0.42)      (0.10)     (0.52)  12.24   0.91     46,843    1.32
  03/31/09     12.24      0.42        0.03        0.45      (0.42)         --      (0.42)  12.27   3.74     53,570    1.09(3)
                                                                      CLASS B
-
  03/31/05    $13.16     $0.33      $(0.18)     $ 0.15     $(0.32)     $(0.17)    $(0.49) $12.82   1.21%   $ 9,000    1.94%
  03/31/06     12.82      0.32       (0.09)       0.23      (0.32)      (0.13)     (0.45)  12.60   1.77      6,694    1.95
  03/31/07     12.60      0.31        0.15        0.46      (0.32)      (0.09)     (0.41)  12.65   3.72      5,093    2.11
  03/31/08     12.65      0.31       (0.31)      (0.00)     (0.29)      (0.10)     (0.39)  12.26   0.06      3,351    2.21
  03/31/09     12.26      0.32        0.01        0.33      (0.31)         --      (0.31)  12.28   2.75      2,926    2.02(3)
                                                                      CLASS C
-
  03/31/05    $13.16     $0.32      $(0.18)     $ 0.14     $(0.32)     $(0.17)    $(0.49) $12.81   1.12%   $ 5,701    1.95%(3)
  03/31/06     12.81      0.32       (0.09)       0.23      (0.32)      (0.13)     (0.45)  12.59   1.81      4,497    1.95(3)
  03/31/07     12.59      0.33        0.17        0.50      (0.34)      (0.09)     (0.43)  12.66   3.98      3,991    1.95(3)
  03/31/08     12.66      0.34       (0.31)       0.03      (0.34)      (0.10)     (0.44)  12.25   0.29      4,141    1.95(3)
  03/31/09     12.25      0.33        0.04        0.37      (0.34)         --      (0.34)  12.28   3.12     13,911    1.64(3)



  RATIO
  OF NET
INVESTMENT
INCOME TO
 AVERAGE    PORTFOLIO
NET ASSETS  TURNOVER
----------  ---------


   3.14%       153%
   3.14         81
   3.28         84
   3.35         57
   3.49(3)      92


   2.44%       153%
   2.48         81
   2.44         84
   2.46         57
   2.58(3)      92


   2.44%(3)    153%
   2.48(3)      81
   2.60(3)      84
   2.71(3)      57
   2.92(3)      92

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/05 03/31/06 03/31/07 03/31/08 03/31/09
                                         -------- -------- -------- -------- --------
Tax Exempt Insured Fund Class A.........    -- %     -- %     -- %     -- %    0.24%
Tax Exempt Insured Fund Class B.........     --       --       --       --     0.23
Tax Exempt Insured Fund Class C.........   0.09     0.20     0.09     0.31     0.42

See Notes to Financial Statements

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO PROFILE -- March 31, 2009 -- (unaudited)

INDUSTRY ALLOCATION*

                     United States Treasury Notes.... 41.7%
                     Government National Mtg. Assoc.. 35.8
                     Repurchase Agreements........... 11.7
                     United States Treasury Bonds....  9.5
                     Federal Farm Credit Bank........  0.6
                     Small Business Administration...  0.4
                                                      ----
                                                      99.7%
                                                      ====

CREDIT QUALITY+#

                         Government -- Treasury.  58.2%
                         Government -- Agency...  41.8
                                                 -----
                                                 100.0%
                                                 =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009


                                                               MARKET
                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 2)
        ----------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES -- 36.8%
        FEDERAL FARM CREDIT BANK -- 0.6%
           5.64% due 04/04/11.................... $  500,000 $   541,374
           6.00% due 03/07/11....................    200,000     217,304
           6.30% due 12/03/13....................    500,000     578,192
                                                             -----------
                                                               1,336,870
                                                             -----------
        FEDERAL NATIONAL MTG. ASSOC. -- 0.0%
           8.00% due 01/01/23....................     30,941      33,584
           11.00% due 02/01/15...................         27          30
           11.50% due 09/01/19...................      7,356       8,347
                                                             -----------
                                                                  41,961
                                                             -----------
        GOVERNMENT NATIONAL MTG. ASSOC. -- 35.8%
           4.50% due 05/15/18....................    684,665     715,746
           4.50% due 08/15/18....................  1,059,147   1,107,228
           4.50% due 09/15/18....................  3,099,439   3,240,141
           4.50% due 10/15/18....................  3,133,043   3,275,270
           4.50% due 09/15/33....................  3,973,909   4,075,816
           5.00% due 04/15/18....................  2,955,374   3,118,166
           5.00% due 04/15/33....................     26,680      27,786
           5.00% due 08/15/33....................  1,531,470   1,594,467
           5.00% due 09/15/33....................    689,325     717,903
           5.00% due 10/15/33....................    490,141     510,461
           5.00% due 04/15/34....................     23,823      24,796
           5.00% due 11/15/34....................    158,351     164,817
           5.00% due 02/15/35....................     20,144      20,951
           5.00% due 03/15/35....................    488,094     507,644
           5.00% due 04/15/35....................     52,415      54,515
           5.00% due 05/15/35....................  1,493,849   1,553,681
           5.00% due 09/15/35....................    768,467     799,246
           5.00% due 10/15/35....................    131,768     137,047
           5.00% due 12/15/35....................     82,224      85,517
           5.00% due 03/15/36....................    719,383     747,746
           5.00% due 05/15/36....................  1,181,637   1,228,226
           5.00% due 06/15/36....................    810,626     842,586
           5.00% due 09/15/36....................  1,821,462   1,893,540
           5.00% due 10/15/36....................    491,913     511,308
           5.00% due 11/15/36....................     41,972      43,626
           5.00% due 12/15/36....................    328,583     341,536
           5.00% due 01/15/37....................  4,055,937   4,214,584
           5.00% due 02/15/37....................  1,908,415   1,983,063
           5.00% due 03/15/37....................  1,480,866   1,538,790
           5.00% due 04/15/37....................  1,619,858   1,683,218
           5.00% due 08/15/38....................  9,708,029  10,086,237
           5.50% due 11/15/32....................     10,786      11,278
           5.50% due 03/15/33....................    371,623     388,444
           5.50% due 04/15/33....................    448,917     469,239
           5.50% due 05/15/33....................  1,018,918   1,064,935
           5.50% due 06/15/33....................  4,755,894   4,971,170
           5.50% due 07/15/33....................  1,330,356   1,390,574
           5.50% due 10/15/33....................  1,355,192   1,416,535
           5.50% due 12/15/33....................    271,419     283,705
           5.50% due 01/15/34....................  2,988,447   3,120,918
           5.50% due 02/15/34....................  1,664,693   1,738,484
           6.00% due 01/15/28....................      2,301       2,423
           6.00% due 04/15/28....................    965,751   1,013,372
           6.00% due 05/15/28....................      1,314       1,383
           6.00% due 10/15/28....................      3,442       3,624
           6.00% due 03/15/29....................     31,889      33,572

                                                                 MARKET
                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
       ------------------------------------------------------------------
       GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
          6.00% due 04/15/29....................... $   30,410 $   32,015
          6.00% due 05/15/29.......................     61,301     64,536
          6.00% due 06/15/29.......................     21,731     22,878
          6.00% due 04/15/31.......................     20,571     21,657
          6.00% due 05/15/31.......................     36,986     38,937
          6.00% due 11/15/31.......................    157,226    165,522
          6.00% due 12/15/31.......................    244,897    257,819
          6.00% due 01/15/32.......................    115,301    121,349
          6.00% due 02/15/32.......................     30,857     32,475
          6.00% due 03/15/32.......................      7,079      7,450
          6.00% due 08/15/32.......................    209,455    220,441
          6.00% due 11/15/32.......................     30,684     32,294
          6.00% due 12/15/32.......................      5,569      5,861
          6.00% due 01/15/33.......................     15,775     16,592
          6.00% due 02/15/33.......................     44,771     47,091
          6.00% due 03/15/33.......................     63,115     66,387
          6.00% due 04/15/33.......................    251,454    264,487
          6.00% due 07/15/33.......................    191,645    201,577
          6.00% due 08/15/33.......................  1,869,828  1,961,248
          6.00% due 09/15/33.......................    282,586    297,232
          6.00% due 10/15/33.......................  1,013,707  1,066,226
          6.00% due 11/15/33.......................    116,758    122,809
          6.00% due 12/15/33.......................    508,534    534,890
          6.00% due 02/15/34.......................    157,973    165,765
          6.00% due 05/15/34.......................     27,538     28,897
          6.00% due 06/15/34.......................     32,909     34,532
          6.00% due 07/15/34.......................  1,130,200  1,185,949
          6.00% due 08/15/34.......................    139,055    145,914
          6.00% due 09/15/34.......................    847,607    889,418
          6.00% due 10/15/34.......................  3,190,085  3,347,443
          6.00% due 12/15/34.......................    261,384    274,277
          6.00% due 06/15/35.......................    190,009    199,084
          6.00% due 08/15/35.......................    112,629    118,009
          6.50% due 02/15/29.......................     10,797     11,497
          6.50% due 05/15/31.......................     10,570     11,255
          6.50% due 06/15/31.......................     46,654     49,675
          6.50% due 07/15/31.......................     21,651     23,053
          6.50% due 08/15/31.......................     51,661     55,006
          6.50% due 09/15/31.......................    118,176    125,829
          6.50% due 10/15/31.......................    220,725    235,019
          6.50% due 11/15/31.......................     10,809     11,509
          6.50% due 12/15/31.......................     15,437     16,436
          6.50% due 01/15/32.......................     29,402     31,269
          6.50% due 02/15/32.......................    407,746    433,644
          6.50% due 06/15/32.......................     46,204     49,139
          7.00% due 07/15/23.......................     19,808     21,177
          7.00% due 10/15/23.......................     34,401     36,778
          7.00% due 09/15/25.......................    175,452    188,034
          7.00% due 03/20/29.......................     13,652     14,628
          7.00% due 06/20/29.......................      2,184      2,340
          7.00% due 11/20/30.......................     49,540     53,101
          7.50% due 04/15/17.......................      8,903      9,417
          7.50% due 08/15/23.......................    149,998    161,707
          7.50% due 09/15/23.......................    408,231    440,091
          9.00% due 12/15/16.......................     33,127     35,738
          11.00% due 08/20/15......................         85         95
          11.00% due 09/20/15......................        299        333

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                                  MARKET
                                                   PRINCIPAL      VALUE
                SECURITY DESCRIPTION                AMOUNT       (NOTE 2)
     ----------------------------------------------------------------------
     U.S. GOVERNMENT AGENCIES (CONTINUED)
     GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
        11.50% due 05/20/15...................... $     1,134  $      1,267
        12.50% due 09/15/14......................       4,168         4,838
        13.00% due 02/15/11......................       1,305         1,361
        13.00% due 04/15/11......................         191           209
        13.00% due 10/20/14......................         867         1,005
        13.00% due 11/15/14......................         463           543
        13.00% due 02/20/15......................         487           552
        13.50% due 02/15/13......................       6,320         7,394
        15.00% due 01/15/12......................         221           260
        15.00% due 02/15/12......................         655           770
        15.00% due 06/15/12......................       3,743         4,399
        15.00% due 09/15/12......................         416           489
        15.50% due 09/15/11......................      20,879        23,791
                                                               ------------
                                                                 76,810,023
                                                               ------------
     SMALL BUSINESS ADMINISTRATION -- 0.4%
        6.30% due 06/01/18.......................     872,813       930,781
                                                               ------------
     TOTAL U.S. GOVERNMENT AGENCIES
        (cost $75,506,976).......................                79,119,635
                                                               ------------
     U.S. GOVERNMENT TREASURIES -- 51.2%
     UNITED STATES TREASURY BONDS -- 9.5%
        4.75% due 02/15/37.......................  17,000,000    20,368,125
                                                               ------------
     UNITED STATES TREASURY NOTES -- 41.7%
        2.00% due 02/28/10.......................   4,000,000     4,050,312
        3.13% due 08/31/13.......................  20,000,000    21,414,060
        3.38% due 11/30/12.......................  10,000,000    10,730,470
        4.00% due 08/15/18.......................  48,000,000    53,340,000
                                                               ------------
                                                                 89,534,842
                                                               ------------
     TOTAL U.S. GOVERNMENT TREASURIES
        (cost $99,165,469).......................               109,902,967
                                                               ------------
     TOTAL LONG-TERM INVESTMENT SECURITIES
        (cost $174,672,445)......................               189,022,602
                                                               ------------
     REPURCHASE AGREEMENT -- 11.7%
       UBS Securities LLC Joint Repurchase
        Agreement(1)
        (cost $25,144,000).......................  25,144,000    25,144,000
                                                               ------------
     TOTAL INVESTMENTS --
        (cost $199,816,445)(2)...................        99.7%  214,166,602
     Other assets less liabilities...............         0.3       692,277
                                                  -----------  ------------
     NET ASSETS --                                      100.0% $214,858,879
                                                  ===========  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreement.
(2)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

        SUNAMERICA GNMA FUND
        PORTFOLIO PROFILE -- March 31, 2009 -- (unaudited)

INDUSTRY ALLOCATION*

                    Government National Mtg. Assoc..  77.0%
                    Repurchase Agreements...........  34.8
                    United States Treasury Notes....   3.1
                    United States Treasury Bonds....   1.5
                    Small Business Administration...   0.1
                                                     -----
                                                     116.5%
                                                     =====

CREDIT QUALITY+#

                         Government -- Agency...  94.3%
                         Government -- Treasury.   5.7
                                                 -----
                                                 100.0%
                                                 =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009


                                                               MARKET
                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT AGENCIES -- 77.1%
       GOVERNMENT NATIONAL MTG. ASSOC. -- 77.0%
          4.50% due 05/15/18.................... $ 1,369,330 $ 1,431,492
          4.50% due 08/15/18....................     677,583     708,343
          4.50% due 09/15/18....................   2,428,710   2,538,963
          4.50% due 10/15/18....................   3,650,051   3,815,747
          4.50% due 08/15/33....................   2,285,846   2,344,464
          4.50% due 09/15/33....................   2,941,031   3,016,451
          5.00% due 03/15/18....................     389,475     410,928
          5.00% due 04/15/18....................   4,952,086   5,224,863
          5.00% due 05/15/18....................   7,011,773   7,398,007
          5.00% due 01/15/33....................      16,705      17,398
          5.00% due 05/15/33....................      10,146      10,547
          5.00% due 08/15/33....................   2,323,240   2,419,558
          5.00% due 09/15/33....................   2,056,874   2,142,149
          5.00% due 10/15/33....................   4,767,888   4,965,556
          5.00% due 04/15/34....................      48,193      50,161
          5.00% due 05/15/34....................     129,999     135,307
          5.00% due 11/15/34....................     541,790     563,913
          5.00% due 12/15/34....................     528,040     549,602
          5.00% due 09/15/35....................      18,541      19,283
          5.00% due 10/15/35....................     102,612     106,722
          5.00% due 11/15/35....................     101,499     105,564
          5.00% due 12/15/35....................      56,079      58,325
          5.00% due 02/15/36....................     139,413     144,910
          5.00% due 04/15/36....................     412,849     429,126
          5.00% due 06/15/36....................   1,396,332   1,451,386
          5.00% due 07/15/36....................     480,710     499,663
          5.00% due 08/15/36....................      25,846      26,865
          5.00% due 09/15/36....................     777,588     808,416
          5.00% due 10/15/36....................      25,761      26,777
          5.00% due 11/15/36....................     305,575     317,623
          5.00% due 12/15/36....................   1,008,390   1,048,148
          5.00% due 01/15/37....................     738,767     767,663
          5.00% due 02/15/37....................     746,820     776,031
          5.00% due 04/15/37....................   8,515,855   8,848,947
          5.00% due April TBA...................  80,000,000  82,950,000
          5.50% due 06/15/29....................       4,475       4,693
          5.50% due 01/15/32....................      39,081      40,863
          5.50% due 12/15/32....................     574,607     600,797
          5.50% due 01/15/33....................     394,216     412,060
          5.50% due 02/15/33....................   1,509,322   1,577,642
          5.50% due 03/15/33....................     887,278     927,442
          5.50% due 04/15/33....................   4,597,524   4,805,629
          5.50% due 05/15/33....................   5,579,712   5,830,718
          5.50% due 06/15/33....................   5,887,403   6,153,523
          5.50% due 07/15/33....................     315,480     329,761
          5.50% due 08/15/33....................   1,859,896   1,944,085
          5.50% due 09/15/33....................     303,671     317,417
          5.50% due 10/15/33....................   5,279,868   5,518,862
          5.50% due 12/15/33....................   5,606,927   5,860,728
          5.50% due 01/15/34....................   7,293,682   7,616,994
          5.50% due 02/15/34....................   1,030,930   1,076,629
          5.50% due 04/15/35....................   1,707,076   1,781,680
          5.50% due 07/15/35....................   1,844,277   1,924,877
          5.50% due 09/15/35....................  20,005,669  20,879,970
          5.50% due 10/15/35....................  12,249,515  12,784,851
          5.50% due 11/15/35....................  24,027,328  25,077,386
          5.50% due 12/15/35....................  15,211,518  15,876,301

                                                                 MARKET
                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
       ------------------------------------------------------------------
       GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
          5.50% due 02/15/36....................... $2,197,948 $2,291,256
          5.50% due 03/15/36.......................  8,499,592  8,860,421
          5.50% due 04/15/36.......................    351,807    366,742
          5.50% due 05/15/36.......................  2,827,603  2,947,641
          6.00% due 11/15/23.......................      3,593      3,795
          6.00% due 01/15/24.......................      5,194      5,466
          6.00% due 07/15/28.......................      2,760      2,905
          6.00% due 11/15/28.......................    262,126    275,957
          6.00% due 12/15/28.......................    227,037    239,017
          6.00% due 01/15/29.......................    498,944    525,272
          6.00% due 02/15/29.......................    556,518    585,883
          6.00% due 03/15/29.......................    505,747    532,432
          6.00% due 04/15/29.......................  1,129,284  1,188,648
          6.00% due 05/15/29.......................     44,727     47,088
          6.00% due 06/15/29.......................    396,410    417,238
          6.00% due 07/15/29.......................    140,367    147,774
          6.00% due 08/15/29.......................     13,738     14,463
          6.00% due 10/15/29.......................    101,292    106,637
          6.00% due 04/15/31.......................     13,113     13,805
          6.00% due 07/15/31.......................     14,765     15,544
          6.00% due 10/15/31.......................     68,074     71,666
          6.00% due 11/15/31.......................  1,013,276  1,066,743
          6.00% due 12/15/31.......................    436,231    459,248
          6.00% due 01/15/32.......................    551,875    580,822
          6.00% due 02/15/32.......................     30,922     32,544
          6.00% due 03/15/32.......................    354,242    372,823
          6.00% due 07/15/32.......................     79,907     84,099
          6.00% due 08/15/32.......................  1,221,260  1,281,426
          6.00% due 09/15/32.......................    837,060    880,966
          6.00% due 10/15/32.......................    131,177    138,058
          6.00% due 11/15/32.......................      2,938      3,092
          6.00% due 12/15/32.......................    162,675    171,208
          6.00% due 01/15/33.......................  1,165,996  1,226,427
          6.00% due 02/15/33.......................  1,152,151  1,211,865
          6.00% due 03/15/33.......................  1,078,369  1,134,260
          6.00% due 04/15/33.......................  1,017,572  1,070,311
          6.00% due 05/15/33.......................  1,057,290  1,112,087
          6.00% due 06/15/33.......................    741,487    779,917
          6.00% due 08/15/33.......................  1,118,865  1,176,078
          6.00% due 10/15/33.......................    387,036    407,095
          6.00% due 11/15/33.......................  1,329,199  1,397,918
          6.00% due 12/15/33.......................  2,361,883  2,484,293
          6.00% due 01/15/34.......................  1,378,820  1,446,833
          6.00% due 02/15/34.......................  8,136,738  8,538,104
          6.00% due 03/15/34.......................    161,684    169,659
          6.00% due 04/15/34.......................  2,623,837  2,753,264
          6.00% due 05/15/34.......................    217,882    228,629
          6.00% due 06/15/34.......................    287,436    301,614
          6.00% due 07/15/34.......................  2,611,968  2,740,811
          6.00% due 08/15/34.......................  3,934,022  4,125,006
          6.00% due 09/15/34.......................    177,863    186,514
          6.00% due 10/15/34.......................    535,040    561,432
          6.00% due 11/15/34.......................    979,186  1,027,487
          6.00% due 12/15/34.......................     57,109     59,926
          6.00% due 01/15/35.......................     77,437     81,136
          6.00% due 02/15/35.......................    670,092    702,098
          6.00% due 04/15/35.......................     51,190     53,635

        SUNAMERICA GNMA FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                                 MARKET
                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
      --------------------------------------------
      U.S. GOVERNMENT AGENCIES (CONTINUED)
      GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
         6.00% due 05/15/35....................... $    69,032 $    72,329
         6.00% due 06/15/35.......................     324,825     340,339
         6.00% due 11/15/35.......................      11,999      12,572
         6.00% due 12/15/35.......................   1,327,141   1,391,430
         6.00% due 01/15/36.......................     807,255     845,310
         6.00% due 02/15/36.......................   1,533,672   1,605,970
         6.00% due 03/15/36.......................   1,210,266   1,267,318
         6.00% due 04/15/36.......................   3,144,911   3,293,163
         6.00% due 05/15/36.......................   4,910,937   5,142,440
         6.00% due 06/15/36.......................   2,322,104   2,431,568
         6.00% due 07/15/36.......................   1,267,120   1,326,852
         6.00% due 08/15/36.......................      16,846      17,636
         6.00% due 09/15/36.......................     167,736     175,643
         6.00% due 10/15/36.......................   1,279,209   1,339,358
         6.00% due 11/15/36.......................   1,964,678   2,057,294
         6.00% due 09/15/38.......................  17,678,721  18,495,524
         6.50% due 03/15/28.......................      19,330      20,653
         6.50% due 08/15/28.......................      37,700      40,236
         6.50% due 01/15/29.......................       3,545       3,775
         6.50% due 02/15/29.......................       1,170       1,246
         6.50% due 03/15/29.......................      98,065     104,416
         6.50% due 04/15/29.......................       1,358       1,446
         6.50% due 05/15/29.......................       9,466      10,113
         6.50% due 06/15/29.......................      32,003      34,075
         6.50% due 07/15/29.......................       2,451       2,609
         6.50% due 10/15/29.......................       3,283       3,495
         6.50% due 08/15/31.......................     186,482     198,559
         6.50% due 09/15/31.......................      10,579      11,264
         6.50% due 10/15/31.......................     220,725     235,020
         6.50% due 11/15/31.......................     107,604     114,574
         6.50% due 12/15/31.......................     139,248     148,267
         6.50% due 02/15/32.......................     162,393     172,707
         6.50% due 05/15/32.......................     987,949   1,050,696
         6.50% due 06/15/32.......................      90,312      96,048
         7.00% due 03/15/23.......................      80,925      86,518
         7.00% due 01/20/24.......................         466         497
         7.00% due 03/20/24.......................         486         518
         7.00% due 07/20/25.......................       2,015       2,152
         7.00% due 09/15/25.......................      76,195      81,659
         7.00% due 01/20/29.......................      30,094      32,245
         7.00% due 02/20/29.......................       5,586       5,985
         7.00% due 06/20/29.......................      10,831      11,606
         7.00% due 07/20/29.......................      37,999      40,716
         7.00% due 09/20/29.......................       3,850       4,125
         7.00% due 10/20/29.......................       7,774       8,330
         7.00% due 11/20/29.......................       2,518       2,698
         7.00% due 03/20/30.......................       3,998       4,285
         7.00% due 06/20/30.......................       4,438       4,757
         7.00% due 08/20/30.......................      18,837      20,191
         7.00% due 09/20/30.......................      18,347      19,666
         7.00% due 10/20/30.......................      23,035      24,691
         8.00% due 11/15/26.......................     125,024     135,760
         8.00% due 12/15/29.......................      15,143      16,469
         8.00% due 04/15/30.......................      28,993      31,543
         8.00% due 05/15/30.......................       2,789       3,034
         8.00% due 08/15/30.......................      28,900      31,442

                                                               MARKET
                                                PRINCIPAL      VALUE
              SECURITY DESCRIPTION               AMOUNT       (NOTE 2)
      ------------------------------------------------------------------
      GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
         8.50% due 03/15/17.................. $     13,201  $     14,262
         8.50% due 05/15/21..................       29,872        32,337
         8.50% due 12/15/22..................       42,459        45,883
         8.50% due 01/15/23..................      104,720       113,289
         8.50% due 09/15/24..................       19,624        21,249
         9.00% due 07/15/16..................       45,492        49,077
         9.00% due 10/15/16..................        4,770         5,146
                                                            ------------
                                                             359,092,959
                                                            ------------
      SMALL BUSINESS ADMINISTRATION -- 0.1%
        Small Business Administration
         6.30% due 06/01/18..................      290,938       310,260
                                                            ------------
      TOTAL U.S. GOVERNMENT AGENCIES
         (cost $347,012,146).................                359,403,219
                                                            ------------
      U.S. GOVERNMENT TREASURIES -- 4.6%
      UNITED STATES TREASURY BONDS -- 1.5%
         4.75% due 02/15/37..................    6,000,000     7,188,750
                                                            ------------
      UNITED STATES TREASURY NOTES -- 3.1%
         4.00% due 08/15/18..................   13,000,000    14,446,250
                                                            ------------
      TOTAL U.S. GOVERNMENT TREASURIES
         (cost $18,677,422)..................                 21,635,000
                                                            ------------
      TOTAL LONG-TERM INVESTMENT SECURITIES
         (cost $365,689,568).................                381,038,219
                                                            ------------
      REPURCHASE AGREEMENTS -- 34.8%
        UBS Securities LLC Joint
         Repurchase Agreement(1).............  100,000,000   100,000,000
        State Street Bank & Trust Co. Joint
         Repurchase Agreement(1).............   62,387,000    62,387,000
                                                            ------------
      TOTAL REPURCHASE AGREEMENTS
         (cost $162,387,000).................                162,387,000
                                                            ------------
      TOTAL INVESTMENTS --
         (cost $528,076,568)(2)..............        116.5%  543,425,219
      Liabilities in excess of other assets..        (16.5)  (76,924,100)
                                              ------------  ------------
      NET ASSETS --                                  100.0% $466,501,119
                                              ============  ============

--------
(1)  See Note 2 for details of Joint Repurchase Agreement.
(2)  See Note 5 for cost of investments on a tax basis.
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- March 31, 2009 (unaudited)

INDUSTRY ALLOCATION*

                 Foreign Government Agencies............ 15.6%
                 Federal Home Loan Mtg. Corp............ 12.4
                 Federal National Mtg. Assoc............  8.3
                 Telephone-Integrated...................  3.5
                 Oil Companies-Exploration & Production.  3.4
                 Cable/Satellite TV.....................  3.1
                 Electric-Integrated....................  3.1
                 Repurchase Agreements..................  2.9
                 Diversified Financial Services.........  2.6
                 Diversified Banking Institutions.......  2.4
                 Medical-Hospitals......................  2.0
                 Pipelines..............................  1.9
                 Time Deposits..........................  1.8
                 Medical-Drugs..........................  1.6
                 Electric-Generation....................  1.5
                 Satellite Telecom......................  1.3
                 Telecom Services.......................  1.2
                 United States Treasury Bonds...........  1.1
                 Medical Products.......................  1.1
                 Special Purpose Entities...............  1.0
                 Cellular Telecom.......................  0.9
                 Transport-Air Freight..................  0.9
                 Banks-Commercial.......................  0.8
                 Airlines...............................  0.7
                 Finance-Auto Loans.....................  0.7
                 Medical-HMO............................  0.7
                 Electronic Components-Semiconductors...  0.6
                 Diversified Manufacturing Operations...  0.6
                 Chemicals-Specialty....................  0.5
                 Theaters...............................  0.5
                 Computer Services......................  0.5
                 Containers-Metal/Glass.................  0.5
                 Banks-Super Regional...................  0.5
                 Steel-Producers........................  0.5
                 Oil-Field Services.....................  0.5
                 Government National Mtg. Assoc.........  0.5
                 Energy-Alternate Sources...............  0.5
                 Physicians Practice Management.........  0.5
                 Multimedia.............................  0.5
                 Advertising Services...................  0.4
                 Electronics-Military...................  0.4
                 Independent Power Producers............  0.4
                 Transport-Rail.........................  0.4
                 Retail-Petroleum Products..............  0.4
                 Finance-Investment Banker/Broker.......  0.4
                 Beverages-Non-alcoholic................  0.4
                 Casino Services........................  0.4
                 Oil Companies-Integrated...............  0.3
                 United States Treasury Notes...........  0.3
                 Real Estate Investment Trusts..........  0.3
                 Food-Retail............................  0.3
                 Casino Hotels..........................  0.3
                 Food-Misc..............................  0.3
                 Television.............................  0.3
                 Paper & Related Products...............  0.3
                 Decision Support Software..............  0.3
                 Insurance Brokers......................  0.3
                 Distribution/Wholesale.................  0.3
                 Agricultural Chemicals.................  0.3
                 Transport-Services.....................  0.3

                 Retail-Restaurants.....................  0.2%
                 Food-Meat Products.....................  0.2
                 Human Resources........................  0.2
                 Consumer Products-Misc.................  0.2
                 Storage/Warehousing....................  0.2
                 Medical Labs & Testing Services........  0.2
                 Office Automation & Equipment..........  0.2
                 Chemicals-Diversified..................  0.2
                 Brewery................................  0.2
                 Direct Marketing.......................  0.2
                 Broadcast Services/Program.............  0.2
                 Finance-Mortgage Loan/Banker...........  0.2
                 Seismic Data Collection................  0.2
                 Insurance-Multi-line...................  0.2
                 Gambling (Non-Hotel)...................  0.2
                 Aerospace/Defense......................  0.2
                 Machinery-Construction & Mining........  0.1
                 Medical-Generic Drugs..................  0.1
                 Oil Refining & Marketing...............  0.1
                 Insurance-Life/Health..................  0.1
                 Computers-Memory Devices...............  0.1
                 Funeral Services & Related Items.......  0.1
                 Applications Software..................  0.1
                 Schools................................  0.1
                 Insurance-Reinsurance..................  0.1
                 Medical Information Systems............  0.1
                 Building & Construction Products-Misc..  0.1
                 Metal-Copper...........................  0.1
                 Hotels/Motels..........................  0.1
                 Non-Hazardous Waste Disposal...........  0.1
                 Insurance-Property/Casualty............  0.1
                 Savings & Loans/Thrifts................  0.1
                 Metal-Aluminum.........................  0.1
                 Investment Management/Advisor Services.  0.1
                 Rental Auto/Equipment..................  0.1
                 Printing-Commercial....................  0.1
                 Mining.................................  0.1
                 Federal Home Loan Bank.................  0.1
                 Cosmetics & Toiletries.................  0.1
                 Diversified Operations.................  0.1
                 Finance-Commercial.....................  0.1
                 Real Estate Operations & Development...  0.1
                 Medical-Biomedical/Gene................  0.1
                 Retail-Drug Store......................  0.1
                 Food-Wholesale/Distribution............  0.1
                 Retail-Major Department Stores.........  0.1
                 Finance-Credit Card....................  0.1
                 Banks-Money Center.....................  0.1
                 Transactional Software.................  0.1
                 Health Care Cost Containment...........  0.1
                 Diversified Minerals...................  0.1
                 Banks-Fiduciary........................  0.1
                 Tools-Hand Held........................  0.1
                 Cruise Lines...........................  0.1
                 Publishing-Periodicals.................  0.1
                                                         ----
                                                         97.4%
                                                         ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- March 31, 2009 (unaudited) -- (continued)


COUNTRY ALLOCATION*

                          United States........ 76.7%
                          Canada...............  2.2
                          Brazil...............  1.9
                          Norway...............  1.6
                          Russia...............  1.5
                          United Kingdom.......  1.2
                          Turkey...............  1.2
                          Bermuda..............  1.1
                          Australia............  1.2
                          Japan................  1.1
                          Philippines..........  0.9
                          Sweden...............  0.8
                          Mexico...............  0.8
                          Venezuela............  0.6
                          Germany..............  0.5
                          Colombia.............  0.5
                          Cayman Islands.......  0.5
                          Ireland..............  0.4
                          Luxembourg...........  0.4
                          Netherlands..........  0.4
                          Peru.................  0.3
                          Indonesia............  0.3
                          Uruguay..............  0.2
                          South Africa.........  0.2
                          Belgium..............  0.2
                          France...............  0.1
                          Panama...............  0.1
                          Argentina............  0.1
                          Hungary..............  0.1
                          Spain................  0.1
                          Liberia..............  0.1
                          United Arab Emirates.  0.1
                                                ----
                                                97.4%
                                                ====

CREDIT QUALITY+#

                         Government -- Treasury.   1.7%
                         Government -- Agency...  23.0
                         AAA....................   7.8
                         AA.....................   3.7
                         A......................   9.2
                         BBB....................  12.1
                         BB.....................  15.3
                         B......................  15.7
                         CCC....................   6.8
                         CC.....................   0.5
                         C......................   0.1
                         Below C................   1.7
                         Not Rated@.............   2.4
                                                 -----
                                                 100.0%
                                                 =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating or the rating is unavailable from the data source.

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009


                                                                    MARKET
                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    ASSET BACKED SECURITIES -- 1.9%
    DIVERSIFIED FINANCIAL SERVICES -- 1.9%
      Banc of America Commercial Mtg., Inc.,
       Series 2006-6, Class AM
       5.39% due 10/10/45(22)......................... $  145,000 $   66,137
      Bear Stearns Commercial Mtg. Securities, Inc.,
       Series 2007-PW15, Class A2
       5.21% due 02/11/44(22).........................    825,000    664,143
      Chase Mtg. Finance Corp.,
       Series 2007-A2, Class 1A1
       4.93% due 07/25/37(1)(2).......................  1,568,035  1,429,752
      Citigroup Commercial Mtg. Trust,
       Series 2008-C7, Class AM
       6.10% due 12/10/49(22).........................    285,000    129,106
      Commercial Mtg. Pass Through Certs.,
       Series 2004-LB2A, Class A3
       4.22% due 03/10/39(22).........................     77,230     71,120
      Commercial Mtg. Asset Trust,
       Series 1999-C1, Class D
       7.35% due 01/17/32(22).........................    360,000    327,903
      Commercial Mtg. Pass Through Certs.
       Series 2006-CN2A, Class A2FL
       0.73% due 02/05/19*(3)(22).....................  1,575,000  1,112,081
      Commercial Mtg. Pass Through Certs.,
       Series 2004-LB4A, Class A3,
       4.41% due 10/15/37(1)..........................  1,500,000  1,334,002
      Deutsche ALT-A Securities, Inc.,
       Series 2006-AB2, Class A5A,
       6.09% due 06/25/36(1)..........................    600,000    257,664
      JP Morgan Chase Commercial Mtg. Securities
       Corp.
       Series 2006-LDP9, Class AM
       5.37% due 05/15/47(22).........................    413,000    167,892
      LB Commercial Conduit Mtg. Trust,
       Series 1998-C1, Class E
       7.00% due 02/18/30(22).........................    205,000    203,562
      Ocwen Advance Receivables Backed Notes
       Series 2006-1A
       5.34% due 11/24/15*(4).........................    830,000    498,000
      Swift Master Auto Receivables Trust
       Series 2007-2, Class A
       1.21% due 10/15/12(3)..........................  2,957,126  2,099,592
      Wells Fargo Mtg. Backed Securities Trust
       Series 2006-AR12, Class 2A1
       6.10% due 09/25/36(1)(3).......................    589,887    370,276
                                                                  ----------
    TOTAL ASSET BACKED SECURITIES
       (cost $11,827,181).............................             8,731,230
                                                                  ----------
    CONVERTIBLE BONDS & NOTES -- 0.0%
    DRUG DELIVERY SYSTEMS -- 0.0%
      Nektar Therapeutics
       Sub. Notes
       3.25% due 09/28/12.............................    125,000     80,937
                                                                  ----------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.0%
      Spansion, Inc.
       Senior Sub. Notes
       2.25% due 06/15/16*(5)(12).....................  1,270,000      3,175
                                                                  ----------

                                                               MARKET
                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
        --------------------------------------------------------------
        ELECTRONIC COMPONENTS-SEMICONDUCTORS (CONTINUED)
        TELECOM SERVICES -- 0.0%
          ICO North America, Inc.
           Notes
           7.50% due 08/15/09(4)(6)(11)(23)...... $  297,000 $   59,400
                                                             ----------
        TOTAL CONVERTIBLE BONDS & NOTES
           (cost $1,500,842).....................               143,512
                                                             ----------
        CORPORATE BONDS & NOTES -- 44.9%
        ADVERTISING SERVICES -- 0.4%
          R.H. Donnelley, Inc.
           Company Guar. Bonds
           11.75% due 05/15/15*(25)..............  1,194,000    155,220
          Visant Corp.
           Company Guar. Notes
           7.63% due 10/01/12                      1,390,000  1,317,025
          Visant Holding Corp.
           Senior Notes
           8.75% due 12/01/13....................    125,000    113,750
          Visant Holding Corp.
           Senior Notes
           10.25% due 12/01/13(8)................    458,000    425,940
                                                             ----------
                                                              2,011,935
                                                             ----------
        AEROSPACE/DEFENSE -- 0.2%
          Boeing Co.
           Senior Notes
           6.88% due 03/15/39....................    573,000    573,325
          Hawker Beechcraft Acquisition Co. LLC
           Company Guar. Notes
           9.75% due 04/01/17....................    810,000    137,700
                                                             ----------
                                                                711,025
                                                             ----------
        AEROSPACE/DEFENSE-EQUIPMENT -- 0.0%
          Goodrich Corp.
           Senior Notes
           6.13% due 03/01/19....................    210,000    203,694
                                                             ----------
        AGRICULTURAL CHEMICALS -- 0.3%
          Monsanto Co.
           Senior Notes
           5.50% due 08/15/25....................    176,000    165,149
          Terra Capital, Inc.
           Company Guar. Notes
           7.00% due 02/01/17....................  1,170,000  1,076,400
                                                             ----------
                                                              1,241,549
                                                             ----------
        AIRLINES -- 0.7%
          American Airlines, Inc.
           Pass Through Certs.
           Series 2001-1, Class A-2
           6.82% due 05/23/11....................  1,743,000  1,220,100
          American Airlines, Inc.
           Pass Through Certs.
           Series 2001-2, Class A-2
           7.86% due 04/01/13....................    719,000    582,390
          Continental Airlines, Inc.
           Pass Through Certs.
           Series 1991, Class A
           6.55% due 02/02/19....................    615,238    529,105

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                               MARKET
                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
           -----------------------------------------------------------
           CORPORATE BONDS & NOTES (CONTINUED)
           AIRLINES (CONTINUED)
             Delta Air Lines, Inc.
              Pass Thru Certs.
              Series 2001-1, Class A2
              7.11% due 09/18/11................. $550,000   $  478,500
             Delta Air Lines, Inc.
              Pass Through Certs.
              Series 2000-1, Class A-2
              7.57% due 11/18/10.................  275,000      248,875
             Northwest Airlines, Inc.
              Pass Through Certs.
              Series 2002-1, Class G2
              6.26% due 11/20/21.................  263,624      176,628
             United AirLines, Inc.
              Pass Through Certs.
              Series 2001-1, Class A-2
              6.20% due 03/29/49.................    4,233        4,042
                                                             ----------
                                                              3,239,640
                                                             ----------
           APPLICATIONS SOFTWARE -- 0.1%
             SS&C Technologies, Inc.
              Company Guar. Notes
              11.75% due 12/01/13................  730,000      620,500
                                                             ----------
           AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 0.0%
             Exide Corp.
              Notes
              10.00% due 03/15/25+(4)(6).........  225,000            0
                                                             ----------
           BANKS-COMMERCIAL -- 0.5%
             CoBank ACB
              Sub. Notes
              7.88% due 04/16/18*................  122,000      119,068
             Independence Community Bank Corp.
              Sub. Notes
              3.35% due 06/20/13(3)..............  172,000      129,497
             KeyBank NA
              Sub. Notes
              5.45% due 03/03/16.................  372,000      312,193
             KeyBank NA
              Sub. Notes
              7.41% due 10/15/27.................  128,000      116,667
             SouthTrust Bank
              Sub. Notes
              4.75% due 03/01/13.................  281,000      253,783
             SouthTrust Corp.
              Sub. Notes
              5.80% due 06/15/14.................  470,000      411,460
             Sovereign Bank
              Sub. Notes
              8.75% due 05/30/18.................  175,000      140,875
             Swiss Bank Corp. NY
              Sub. Notes
              7.75% due 09/01/26.................  446,000      362,560
             Union Bank of California NA
              Sub. Notes
              5.95% due 05/11/16.................  330,000      236,549
             Wachovia Bank NA
              Sub. Notes
              6.60% due 01/15/38.................  564,000      446,042
                                                             ----------
                                                              2,528,694
                                                             ----------

                                                               MARKET
                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
         -------------------------------------------------------------
         BANKS-FIDUCIARY -- 0.1%
           State Street Capital Trust IV
            Company Guar. Notes
            2.32% due 06/15/37(3)................ $  590,000 $  231,493
                                                             ----------
         BANKS-SUPER REGIONAL -- 0.5%
           Banc One Corp.
            Sub. Debentures
            8.00% due 04/29/27...................    135,000    133,339
           Capital One Financial Corp.
            Sub. Notes
            6.15% due 09/01/16...................    255,000    161,416
           JPMorgan Chase Bank NA
            Sub. Notes
            6.00% due 07/05/17...................  1,030,000    985,345
           JPMorgan Chase Bank NA
            Sub. Notes
            6.00% due 10/01/17...................    460,000    431,193
           PNC Preferred Funding Trust I
            Jr. Sub. Notes
            6.11% due 03/15/12*(3)(9)............    390,000    107,965
           Wachovia Corp.
            Sub. Notes
            4.88% due 02/15/14...................     99,000     83,127
           Wells Fargo & Co.
            Senior Notes
            5.25% due 10/23/12...................    349,000    339,127
                                                             ----------
                                                              2,241,512
                                                             ----------
         BEVERAGES-NON-ALCOHOLIC -- 0.4%
           Bottling Group LLC
            Senior Notes
            5.13% due 01/15/19...................    412,000    414,650
           Coca-Cola Enterprises, Inc.
            Senior Notes
            4.25% due 03/01/15...................    460,000    463,687
           PepsiCo, Inc.
            Senior Notes
            3.75% due 03/01/14...................    414,000    419,932
           The Coca-Cola Co.
            Senior Notes
            4.88% due 03/15/19...................    440,000    444,646
                                                             ----------
                                                              1,742,915
                                                             ----------
         BREWERY -- 0.1%
           Anheuser-Busch InBev Worldwide, Inc.
            Company Guar. Notes
            8.20% due 01/15/39*..................    500,000    490,617
                                                             ----------
         BROADCAST SERVICES/PROGRAM -- 0.2%
           Fisher Communications, Inc.
            Senior Notes
            8.63% due 09/15/14...................    765,000    650,250
           Nexstar Broadcasting, Inc.
            Company Guar. Notes
            7.00% due 01/15/14...................    133,000     57,855
           Nexstar Broadcasting, Inc.
            Company Guar. Notes
            7.00% due 01/15/14*(4)...............    400,401    104,104
                                                             ----------
                                                                812,209
                                                             ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                                   MARKET
                                                      PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (CONTINUED)
     BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.1%
       Associated Materials, Inc.
        Senior Sub. Notes
        9.75% due 04/15/12........................... $  440,000 $  347,600
       Interline Brands, Inc.
        Senior Sub. Notes
        8.13% due 06/15/14...........................    202,000    180,790
                                                                 ----------
                                                                    528,390
                                                                 ----------
     BUILDING PRODUCTS-WOOD -- 0.0%
       Masonite Corp.
        Company Guar. Notes
        11.00% due 04/06/15+(5)(12)..................  1,088,000     10,880
                                                                 ----------
     CABLE/SATELLITE TV -- 3.1%
       CCH I LLC/CCH I Capital Corp.
        Senior Sec Notes
        11.00% due 10/01/15+(5)(12)..................    568,000     56,800
       CCH II LLC/CCH II Capital Corp.
        Senior Notes
        10.25% due 09/15/10+(5)(12)..................  1,197,000  1,077,300
       CCH II LLC/CCH II Capital Corp.
        Senior Notes,
        Series B 10.25% due 09/15/10+(5)(12).........    696,000    619,440
       CCH II LLC/CCH II Capital Corp.
        Company Guar. Notes
        10.25% due 10/01/13*+(5)(12).................     91,000     79,170
       CCO Holdings LLC/CCO Holdings Capital Corp.
        Senior Notes
        8.75% due 11/15/13+(5)(12)...................  2,101,000  1,754,335
       Charter Communications Operating LLC
        Senior Notes
        10.88% due 09/15/14*+(5)(12).................  1,044,000  1,012,680
       Charter Communications Operating LLC/Charter
        Communications Operating Capital
        Senior Notes
        8.38% due 04/30/14*+(5)(12)..................  1,881,000  1,655,280
       Comcast Corp.
        Company Guar. Notes
        5.85% due 11/15/15...........................  1,147,000  1,100,432
       COX Communications, Inc.
        Senior Notes
        6.95% due 06/01/38*..........................    212,000    171,199
       COX Communications, Inc.
        Bonds
        8.38% due 03/01/39*..........................    275,000    258,019
       COX Communications, Inc.
        Senior Notes
        9.38% due 01/15/19*..........................    579,000    620,310
       CSC Holdings, Inc.
        Senior Notes
        7.63% due 04/01/11...........................  2,175,000  2,158,687
       CSC Holdings, Inc.
        Senior Notes
        8.63% due 02/15/19*..........................    125,000    120,313
       DirecTV Holdings LLC/DirecTV Financing Co.
        Company Guar. Notes
        7.63% due 05/15/16...........................  3,330,000  3,263,400

                                                               MARKET
                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
       ----------------------------------------------------------------
       CABLE/SATELLITE TV (CONTINUED)
         Time Warner Cable, Inc.
          Company Guar. Notes
          5.40% due 07/02/12..................... $  255,000 $   246,316
         Time Warner Cable, Inc.
          Company Guar. Notes
          8.25% due 04/01/19.....................    308,000     316,508
                                                             -----------
                                                              14,510,189
                                                             -----------
       CASINO HOTELS -- 0.3%
         Eldorado Casino Corp. (Shreveport)
          Sec. Bonds
          10.00% due 08/01/12(6)(10).............    946,489     738,261
         Eldorado Resorts LLC
          Senior Notes
          9.00% due 04/15/14(4)(6)...............    425,000     382,500
         Turning Stone Resort Casino Enterprise
          Senior Notes
          9.13% due 09/15/14*....................    618,000     376,980
                                                             -----------
                                                               1,497,741
                                                             -----------
       CASINO SERVICES -- 0.2%
         Indianapolis Downs LLC & Capital Corp.
          Senior Sec. Notes
          11.00% due 11/01/12*...................  1,285,000     687,475
         Snoqualmie Entertainment Authority
          Senior Sec. Notes
          5.38% due 02/01/14*(3).................     75,000      18,750
         Snoqualmie Entertainment Authority
          Senior Sec. Notes
          9.13% due 02/01/15*....................  1,525,000     396,500
                                                             -----------
                                                               1,102,725
                                                             -----------
       CELLULAR TELECOM -- 0.9%
         Centennial Communications Corp.
          Senior Notes
          10.13% due 06/15/13....................  1,192,000   1,233,720
         Centennial Communications Corp.
          Senior Notes
          7.19% due 01/01/13(3)..................    727,000     727,000
         Cingular Wireless Services, Inc.
          Senior Notes
          7.88% due 03/01/11.....................  1,406,000   1,502,318
         Nextel Communications, Inc.
          Company Guar. Notes
          5.95% due 03/15/14.....................    315,000     174,825
         Verizon Wireless Capital LLC
          Senior Notes
          5.55% due 02/01/14*....................    566,000     566,473
                                                             -----------
                                                               4,204,336
                                                             -----------
       CHEMICALS-DIVERSIFIED -- 0.2%
         E.I. du Pont de Nemours & Co.
          Senior Notes
          4.75% due 03/15/15.....................    230,000     226,679
         Huntsman LLC
          Senior Notes
          11.63% due 10/15/10....................    625,000     618,750
                                                             -----------
                                                                 845,429
                                                             -----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                               MARKET
                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
        --------------------------------------------------------------
        CORPORATE BONDS & NOTES (CONTINUED)
        CHEMICALS-SPECIALTY -- 0.5%
          Huntsman International LLC
           Senior Sub. Notes
           7.38% due 01/01/15.................... $1,260,000 $  516,600
          Huntsman International LLC
           Company Guar. Notes
           7.88% due 11/15/14....................    477,000    195,570
          Johnsondiversey Holdings, Inc.
           Company Guar. Notes
           9.63% due 05/15/12....................    950,000    859,750
          Momentive Performance Materials, Inc.
           Company Guar. Notes
           9.75% due 12/01/14....................    575,000    169,625
          Momentive Performance Materials, Inc.
           Company Guar. Notes
           11.50% due 12/01/16...................  2,530,000    474,375
          Tronox Worldwide LLC
           Company Guar. Notes
           9.50% due 12/01/12+(5)(12)............  2,408,000    319,060
                                                             ----------
                                                              2,534,980
                                                             ----------
        COMPUTER SERVICES -- 0.5%
          Compucom Systems, Inc.
           Senior Sub. Notes
           12.50% due 10/01/15*..................  1,495,000    867,100
          Electronic Data Systems Corp.
           Senior Notes
           6.00% due 08/01/13....................    660,000    699,022
          Sungard Data Systems, Inc.
           Company Guar. Notes
           9.13% due 08/15/13....................  1,045,000    909,150
                                                             ----------
                                                              2,475,272
                                                             ----------
        CONSULTING SERVICES -- 0.0%
          FTI Consulting, Inc.
           Company Guar. Notes
           7.75% due 10/01/16....................    125,000    124,688
                                                             ----------
        CONSUMER PRODUCTS-MISC. -- 0.2%
          American Achievement Corp.
           Company Guar. Notes
           8.25% due 04/01/12*...................    971,000    703,975
          Prestige Brands, Inc.
           Senior Sub. Notes
           9.25% due 04/15/12....................    325,000    310,375
                                                             ----------
                                                              1,014,350
                                                             ----------
        CONTAINERS-METAL/GLASS -- 0.4%
          Crown Cork & Seal Co., Inc.
           Debentures
           8.00% due 04/15/23....................  1,410,000  1,254,900
          Owens-Brockway Glass Container, Inc.
           Company Guar. Notes
           8.25% due 05/15/13....................    793,000    796,965
                                                             ----------
                                                              2,051,865
                                                             ----------

                                                               MARKET
                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        CONTAINERS-PAPER/PLASTIC -- 0.0%
          Jefferson Smurfit Corp.
           Senior Notes
           8.25% due 10/01/12+(5)(12)............ $  461,000 $   57,625
                                                             ----------
        COSMETICS & TOILETRIES -- 0.1%
          The Procter & Gamble Co.
           Notes
           4.70% due 02/15/19....................    400,000    403,470
                                                             ----------
        DECISION SUPPORT SOFTWARE -- 0.3%
          Vangent, Inc.
           Company Guar. Notes
           9.63% due 02/15/15....................  2,050,000  1,332,500
                                                             ----------
        DIRECT MARKETING -- 0.2%
          Affinity Group, Inc.
           Company Guar. Notes
           9.00% due 02/15/12....................  1,494,000    829,170
                                                             ----------
        DISTRIBUTION/WHOLESALE -- 0.3%
          KAR Holdings, Inc.
           Company Guar. Notes
           5.17% due 05/01/14(3).................  1,215,000    571,050
          KAR Holdings, Inc.
           Company Guar. Notes
           8.75% due 05/01/14....................  1,330,000    704,900
                                                             ----------
                                                              1,275,950
                                                             ----------
        DIVERSIFIED BANKING INSTITUTIONS -- 2.4%
          Bank of America Corp.
           Senior Notes
           5.13% due 11/15/14....................    288,000    246,053
          Bank of America Corp.
           Sub. Notes
           5.75% due 08/15/16....................    635,000    416,594
          Bank of America Corp.
           Sub. Notes
           7.25% due 10/15/25....................    117,000     73,005
          Citigroup, Inc.
           Senior Notes
           1.34% due 05/18/11(3).................    475,000    383,559
          Citigroup, Inc.
           Senior Notes
           4.63% due 08/03/10....................    275,000    257,985
          Citigroup, Inc.
           Senior Notes
           5.30% due 10/17/12....................    396,000    349,037
          Citigroup, Inc.
           Senior Notes
           5.50% due 04/11/13....................    494,000    434,015
          Citigroup, Inc.
           Sub. Notes
           5.50% due 02/15/17....................    763,000    479,310
          Citigroup, Inc.
           Senior Notes
           5.85% due 07/02/13....................    622,000    556,738
          Citigroup, Inc.
           Sub. Notes
           6.13% due 08/25/36....................    417,000    224,078

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                                     MARKET
                                                        PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT**    (NOTE 2)
 ----------------------------------------------------------------------------
 CORPORATE BONDS & NOTES (CONTINUED)
 DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
   GMAC LLC
    Company Guar. Notes
    6.00% due 12/15/11*................................ $1,646,000 $ 1,120,613
   GMAC LLC
    Company Guar. Notes
    6.88% due 09/15/11*................................  1,426,000   1,013,344
   GMAC LLC
    Company Guar. Notes
    7.75% due 01/19/10*................................    375,000     315,045
   JP Morgan Chase & Co.
    Sub. Notes
    4.89% due 09/01/15(3)..............................    451,000     366,843
   JP Morgan Chase & Co.
    Sub. Notes
    5.13% due 09/15/14.................................    340,000     300,793
   JP Morgan Chase & Co.
    Senior Notes
    5.38% due 01/15/14.................................    520,000     510,665
   Morgan Stanley
    Sub. Notes
    4.75% due 04/01/14.................................    635,000     519,161
   Morgan Stanley
    Senior Notes
    5.38% due 10/15/15.................................    340,000     307,163
   Morgan Stanley
    Senior Notes
    5.45% due 01/09/17.................................    317,000     277,375
   Morgan Stanley
    Senior Notes
    6.00% due 04/28/15.................................  1,330,000   1,255,677
   The Goldman Sachs Group, Inc.
    Senior Notes
    5.13% due 01/15/15.................................    608,000     547,888
   The Goldman Sachs Group, Inc.
    Senior Notes
    5.30% due 02/14/12.................................    277,000     267,283
   The Goldman Sachs Group, Inc.
    Senior Notes
    5.95% due 01/18/18.................................    400,000     363,136
   The Goldman Sachs Group, Inc.
    Senior Notes
    6.13% due 02/15/33.................................    266,000     221,530
   The Goldman Sachs Group, Inc.
    Sub. Notes
    6.75% due 10/01/37.................................    447,000     302,324
                                                                   -----------
                                                                    11,109,214
                                                                   -----------
 DIVERSIFIED FINANCIAL SERVICES -- 0.5%
   American Express Travel Related Services Co., Inc.
    Senior Notes
    5.25% due 11/21/11*................................    613,000     553,307
   General Electric Capital Corp.
    Senior Notes
    5.65% due 06/09/14.................................    850,000     804,403
   General Electric Capital Corp.
    Senior Notes
    5.88% due 01/14/38.................................    504,000     360,000

                                                                    MARKET
                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    -----------------------------------------------------------------------
    DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
      General Electric Capital Corp.
       Senior Notes
       6.75% due 03/15/32............................. $  279,000 $  226,241
      General Electric Capital Corp.
       Senior Notes
       6.88% due 01/10/39.............................    259,000    211,238
                                                                  ----------
                                                                   2,155,189
                                                                  ----------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 0.3%
      General Electric Co.
       Senior Notes
       5.25% due 12/06/17.............................    750,000    693,607
      Harland Clarke Holdings Corp.
       Notes
       5.98% due 05/15/15(3)..........................    425,000    143,438
      Harland Clarke Holdings Corp.
       Notes
       9.50% due 05/15/15.............................  1,150,000    508,875
      Ingersoll-Rand Global Holding Co., Ltd.
       Company Guar. Notes
       9.50% due 04/15/14.............................    138,000    137,989
                                                                  ----------
                                                                   1,483,909
                                                                  ----------
    ELECTRIC-GENERATION -- 1.5%
      Bruce Mansfield Unit
       Pass Through Certs.
       6.85% due 06/01/34.............................    649,000    504,934
      Edison Mission Energy
       Senior Notes
       7.20% due 05/15/19.............................    515,000    357,925
      Edison Mission Energy
       Senior Notes
       7.63% due 05/15/27.............................    950,000    570,000
      Edison Mission Energy
       Senior Notes
       7.75% due 06/15/16.............................    775,000    589,000
      Homer City Funding LLC
       Senior Notes
       8.14% due 10/01/19.............................    490,590    402,284
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs.
       Series B
       9.24% due 07/02/17.............................    862,061    821,113
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs.
       Series C
       9.68% due 07/02/26.............................    675,000    607,500
      Sithe/Independence Funding Corp.
       Senior Notes
       9.00% due 12/30/13.............................    737,237    676,709
      The AES Corp.
       Senior Notes
       8.00% due 10/15/17.............................  1,320,000  1,131,900
      The AES Corp.
       Senior Notes
       8.00% due 06/01/20*............................    625,000    506,250

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                                MARKET
                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       ----------------------------------------------------------------
       CORPORATE BONDS & NOTES (CONTINUED)
       ELECTRIC-GENERATION (CONTINUED)
         The AES Corp.
          Senior Sec. Notes
          8.75% due 05/15/13*..................... $  947,000 $  932,795
                                                              ----------
                                                               7,100,410
                                                              ----------
       ELECTRIC-INTEGRATED -- 2.9%
         Appalachian Power Co.
          Senior Notes
          7.95% due 01/15/20......................    220,000    225,787
         Arizona Public Service Co.
          Senior Notes
          8.75% due 03/01/19......................    220,000    220,893
         CenterPoint Energy Houston Electric LLC
          General Refunding Mtg.
          7.00% due 03/01/14......................    415,000    432,791
         Central Illinois Light Co.
          Senior Sec. Notes
          8.88% due 12/15/13......................    275,000    288,831
         Dominion Resources, Inc.
          Jr. Sub Notes
          6.30% due 09/30/66(3)...................    374,000    211,310
         Energy Future Holdings Corp.
          Company Guar. Notes
          10.88% due 11/01/17.....................    700,000    451,500
         Entergy Arkansas, Inc.
          1st Mtg. Bonds
          5.40% due 08/01/13......................    264,000    258,640
         Entergy Gulf States Louisiana LLC
          1st Mtg. Bonds
          6.00% due 05/01/18......................    487,000    449,032
         Mackinaw Power LLC
          Senior Sec. Notes
          6.30% due 10/31/23*.....................    613,898    537,328
         Mirant Americas Generation LLC
          Senior Notes
          8.30% due 05/01/11......................  1,170,000  1,134,900
         Mirant Americas Generation LLC
          Senior Notes
          8.50% due 10/01/21......................  1,380,000  1,021,200
         Mirant Mid-Atlantic LLC
          Pass Through Certs.
          Series B
          9.13% due 06/30/17......................    463,365    436,143
         Nevada Power Co.
          Notes
          7.13% due 03/15/19......................    440,000    431,982
         Peco Energy Co.
          1st Mtg. Bonds
          5.00% due 10/01/14......................    440,000    439,413
         Pepco Holdings, Inc.
          Senior Notes
          6.45% due 08/15/12......................    940,000    940,524
         PSEG Power LLC
          Company Guar. Notes
          5.00% due 04/01/14......................    653,000    617,688

                                                                  MARKET
                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 2)
    ----------------------------------------------------------------------
    ELECTRIC-INTEGRATED (CONTINUED)
      PSEG Power LLC
       Company Guar. Notes
       7.75% due 04/15/11........................... $   50,000 $    52,323
      Sierra Pacific Power Co.
       1st Mtg. Bonds
       5.45% due 09/01/13...........................    257,000     250,821
      Sierra Pacific Power Co.
       Senior Notes
       6.75% due 07/01/37...........................  1,071,000     904,064
      South Carolina Electric & Gas Co.
       1st Mtg. Bonds
       6.05% due 01/15/38...........................    275,000     272,379
      Southern California Edison Co.
       1st Mtg. Bonds
       Series 04-G
       5.75% due 04/01/35...........................     80,000      77,179
      Southern California Edison Co.
       1st Mtg. Bonds
       6.05% due 03/15/39...........................    550,000     548,468
      Southern Energy, Inc.
       Notes
       7.90% due 07/15/09+(4)(6)(23)................  1,550,000           0
      Texas Competitive Electric Holdings Co., LLC
       Series A
       Company Guar. Notes
       10.25% due 11/01/15..........................  3,190,000   1,595,000
      Texas Competitive Electric Holdings Co., LLC
       Series B
       Company Guar. Notes
       10.25% due 11/01/15..........................  1,370,000     685,000
      Texas Competitive Electric Holdings Co., LLC
       Company Guar. Notes
       10.50% due 11/01/16(11)......................  1,445,000     541,875
      Union Electric Co.
       Senior Sec. Notes
       6.70% due 02/01/19...........................    307,000     292,424
                                                                -----------
                                                                 13,317,495
                                                                -----------
    ELECTRONIC COMPONENTS-MISC. -- 0.0%
      Sanmina-SCI Corp.
       Company Guar. Notes
       6.75% due 03/01/13...........................    175,000      68,250
                                                                -----------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.6%
      Advanced Micro Devices, Inc.
       Senior Notes
       7.75% due 11/01/12...........................  1,225,000     650,781
      Amkor Technology, Inc.
       Senior Notes
       7.75% due 05/15/13...........................  1,475,000   1,187,375
      Freescale Semiconductor, Inc.
       Company Guar. Notes
       9.13% due 12/15/14(11).......................    638,000      47,850
      National Semiconductor Corp.
       Senior Notes
       6.60% due 06/15/17...........................    590,000     388,536

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                                  MARKET
                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (CONTINUED)
      ELECTRONIC COMPONENTS-SEMICONDUCTORS (CONTINUED)
        Spansion LLC
         Senior Sec. Notes
         4.38% due 06/01/13*+(5)(12)................ $3,005,000 $  676,125
        Spansion LLC
         Senior Notes
         11.25% due 01/15/16*+(5)(12)...............    180,000      4,050
                                                                ----------
                                                                 2,954,717
                                                                ----------
      ELECTRONICS-MILITARY -- 0.4%
        L-3 Communications Corp.
         Company Guar. Notes
         6.13% due 07/15/13.........................  1,075,000  1,032,000
        L-3 Communications Corp.
         Company Guar. Notes
         7.63% due 06/15/12.........................    925,000    928,469
                                                                ----------
                                                                 1,960,469
                                                                ----------
      ENERGY-ALTERNATE SOURCES -- 0.0%
        VeraSun Energy Corp.
         Sec. Notes
         9.88% due 12/15/12+(5)(12).................    135,000    129,600
                                                                ----------
      FINANCE-AUTO LOANS -- 0.3%
        Ford Motor Credit Co. LLC
         Senior Notes
         7.38% due 02/01/11.........................  2,000,000  1,511,418
                                                                ----------
      FINANCE-COMMERCIAL -- 0.1%
        Textron Financial Corp.
         Senior Notes
         5.40% due 04/28/13.........................    640,000    390,984
                                                                ----------
      FINANCE-CREDIT CARD -- 0.1%
        FIA Card Services NA
         Sub. Notes
         7.13% due 11/15/12*........................    298,000    273,339
                                                                ----------
      FINANCE-INVESTMENT BANKER/BROKER -- 0.4%
        Lehman Brothers Holdings Capital Trust VII
         Company Guar. Notes
         5.86% due 05/31/12+(5)(9)(12)..............    222,000         22
        Lehman Brothers Holdings, Inc.
         Sub. Notes
         6.75% due 12/28/17+(5)(12).................    280,000         28
        Lehman Brothers Holdings, Inc.
         Sub. Notes
         7.50% due 05/11/38+(5)(12).................    361,000         36
        Lehman Brothers Holdings, Inc.
         Senior Notes
         8.80% due 03/01/15+(5)(12).................    517,000     65,918
        Merrill Lynch & Co., Inc.
         Senior Notes
         5.45% due 07/15/14.........................    275,000    208,355
        Merrill Lynch & Co., Inc.
         Sub. Notes
         5.70% due 05/02/17.........................    301,000    178,226

                                                                 MARKET
                                                     PRINCIPAL   VALUE
                   SECURITY DESCRIPTION              AMOUNT**   (NOTE 2)
       ------------------------------------------------------------------
       FINANCE-INVESTMENT BANKER/BROKER (CONTINUED)
         Merrill Lynch & Co., Inc.
          Sub. Notes
          6.22% due 09/15/26........................ $350,000  $  172,769
         Morgan Stanley
          Senior Notes
          5.75% due 10/18/16........................  451,000     410,567
         Schwab Capital Trust I
          Company Guar. Notes
          7.50% due 11/15/37(3).....................  138,000      86,983
         The Bear Stearns Cos., Inc.
          Senior Notes
          5.70% due 11/15/14........................  714,000     678,606
                                                               ----------
                                                                1,801,510
                                                               ----------
       FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
         Countrywide Financial Corp.
          Company Guar. Notes
          5.80% due 06/07/12........................  523,000     454,193
         Countrywide Home Loans, Inc.
          Company Guar. Notes
          4.00% due 03/22/11........................  270,000     240,273
         Countrywide Home Loans, Inc.
          Notes
          4.13% due 09/15/09........................   90,000      88,936
                                                               ----------
                                                                  783,402
                                                               ----------
       FOOD-MEAT PRODUCTS -- 0.1%
         Smithfield Foods, Inc.
          Senior Notes
          7.75% due 05/15/13........................  275,000     184,250
         Tyson Foods, Inc.
          Senior Notes
          10.50% due 03/01/14*......................  225,000     229,500
                                                               ----------
                                                                  413,750
                                                               ----------
       FOOD-MISC. -- 0.3%
         General Mills, Inc.
          Senior Notes
          5.65% due 02/15/19........................  262,000     266,730
         Kraft Foods, Inc.
          Senior Notes
          6.75% due 02/19/14........................  416,000     449,751
         Kraft Foods, Inc.
          Senior Notes
          6.88% due 01/26/39........................  553,000     542,961
                                                               ----------
                                                                1,259,442
                                                               ----------
       FOOD-RETAIL -- 0.2%
         SUPERVALU, Inc.
          Notes
          7.88% due 08/01/09........................  725,000     725,906
                                                               ----------
       FOOD-WHOLESALE/DISTRIBUTION -- 0.1%
         Sysco Corp.
          Bonds
          6.63% due 03/17/39........................  275,000     275,166
                                                               ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                               MARKET
                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (CONTINUED)
        FUNERAL SERVICES & RELATED ITEMS -- 0.1%
          Service Corp. International
           Debentures
           7.88% due 02/01/13.................... $  650,000 $  620,750
                                                             ----------
        GAMBLING (NON-HOTEL) -- 0.2%
          Downstream Development Authority
           Senior Sec. Notes
           12.00% due 10/15/15*..................  1,200,000    312,000
          Greektown Holdings LLC
           Senior Notes
           10.75% due 12/01/13*+(5)(12)..........  1,045,000     52,250
          Waterford Gaming LLC
           Senior Notes
           8.63% due 09/15/14*...................    548,000    328,800
                                                             ----------
                                                                693,050
                                                             ----------
        GAS-DISTRIBUTION -- 0.0%
          MXEnergy Holdings, Inc.
           Senior Notes
           9.13% due 08/01/11(3).................    650,000    211,250
                                                             ----------
        HEALTH CARE COST CONTAINMENT -- 0.1%
          McKesson Corp.
           Senior Notes
           6.50% due 02/15/14....................    230,000    237,899
                                                             ----------
        HOME FURNISHINGS -- 0.0%
          Simmons Co.
           Senior Disc. Notes
           10.00% due 12/15/14+(8)...............    152,000      1,520
                                                             ----------
        HOTEL/MOTELS -- 0.1%
          Gaylord Entertainment Co.
           Company Guar. Notes
           6.75% due 11/15/14....................    852,000    523,980
                                                             ----------
        HUMAN RESOURCES -- 0.2%
          Team Health, Inc.
           Company Guar. Notes
           11.25% due 12/01/13...................  1,228,000  1,068,360
                                                             ----------
        INDEPENDENT POWER PRODUCERS -- 0.4%
          NRG Energy, Inc.
           Company Guar. Notes
           7.38% due 02/01/16....................    910,000    846,300
          Orion Power Holdings, Inc.
           Senior Notes
           12.00% due 05/01/10...................    650,000    670,313
          Reliant Energy, Inc.
           Senior Notes
           7.88% due 12/31/17....................    495,000    391,050
                                                             ----------
                                                              1,907,663
                                                             ----------
        INSURANCE BROKERS -- 0.3%
          Marsh & McLennan Cos., Inc.
           Senior Notes
           5.15% due 09/15/10....................    200,000    195,002
          USI Holdings Corp.
           Senior Notes
           5.11% due 11/15/14*(3)................    615,000    289,050

                                                                MARKET
                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       ----------------------------------------------------------------
       INSURANCE BROKERS (CONTINUED)
         USI Holdings Corp.
          Senior Sub. Notes
          9.75% due 05/15/15*..................... $1,865,000 $  839,250
                                                              ----------
                                                               1,323,302
                                                              ----------
       INSURANCE-LIFE/HEALTH -- 0.1%
         Americo Life, Inc.
          Notes
          7.88% due 05/01/13*.....................     38,000     24,700
         Lincoln National Corp.
          Senior Notes
          5.65% due 08/27/12......................    391,000    176,477
         Monumental Global Funding II
          Senior Sec. Notes
          5.65% due 07/14/11*.....................    174,000    168,046
         Pricoa Global Funding I
          Notes
          5.30% due 09/27/13*.....................    320,000    256,239
                                                              ----------
                                                                 625,462
                                                              ----------
       INSURANCE-MULTI-LINE -- 0.0%
         Hartford Financial Services Group, Inc.
          Senior Notes
          6.00% due 01/15/19......................    313,000    177,214
                                                              ----------
       INSURANCE-MUTUAL -- 0.0%
         Liberty Mutual Group, Inc.
          Company Guar. Bonds
          10.75% due 06/15/58*(3).................    370,000    181,300
                                                              ----------
       INSURANCE-PROPERTY/CASUALTY -- 0.1%
         ACE INA Holdings, Inc.
          Company Guar. Notes
          5.60% due 05/15/15......................    536,000    499,703
                                                              ----------
       INSURANCE-REINSURANCE -- 0.1%
         PartnerRe Finance A LLC
          Company Guar. Notes
          6.88% due 06/01/18......................    643,000    569,242
                                                              ----------
       INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.1%
         Ameriprise Financial, Inc.
          Senior Notes
          5.35% due 11/15/10......................    507,000    470,943
                                                              ----------
       MACHINERY-CONSTRUCTION & MINING -- 0.1%
         Caterpillar, Inc.
          Senior Notes
          7.90% due 12/15/18......................    657,000    679,779
                                                              ----------
       MEDICAL INFORMATION SYSTEMS -- 0.1%
         Spheris, Inc.
          Senior Sub. Notes
          11.00% due 12/15/12.....................  1,575,000    563,063
                                                              ----------
       MEDICAL LABS & TESTING SERVICES -- 0.2%
         Roche Holdings, Inc.
          Company Guar. Notes
          5.00% due 03/01/14*.....................    490,000    501,528

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                                 MARKET
                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (CONTINUED)
       MEDICAL LABS & TESTING SERVICES (CONTINUED)
         Roche Holdings, Inc.
          Company Guar. Notes
          6.00% due 03/01/19*...................... $  468,000 $  481,694
                                                               ----------
                                                                  983,222
                                                               ----------
       MEDICAL PRODUCTS -- 0.9%
         Baxter International, Inc.
          Senior Notes
          5.90% due 09/01/16.......................  1,001,000  1,056,338
         Biomet, Inc.
          Company Guar. Notes
          10.38% due 10/15/17(11)..................  1,274,000  1,076,530
         DJO Finance LLC/DJO Finance Corp.
          Company Guar. Notes
          10.88% due 11/15/14......................    375,000    278,438
         Universal Hospital Services, Inc.
          Senior Sec. Notes
          5.94% due 06/01/15(3)....................  1,505,000  1,091,125
         Universal Hospital Services, Inc.
          Senior Sec. Notes
          8.50% due 06/01/15(11)...................    525,000    467,250
                                                               ----------
                                                                3,969,681
                                                               ----------
       MEDICAL-BIOMEDICAL/GENE -- 0.1%
         Amgen, Inc.
          Senior Notes
          6.40% due 02/01/39.......................    326,000    313,390
                                                               ----------
       MEDICAL-DRUGS -- 0.7%
         Axcan Intermediate Holdings, Inc.
          Senior Notes
          9.25% due 03/01/15.......................  1,150,000  1,112,625
         Axcan Intermediate Holdings, Inc.
          Senior Notes
          12.75% due 03/01/16......................    439,000    409,367
         Pfizer, Inc.
          Senior Notes
          4.45% due 03/15/12.......................    161,000    165,372
         Pfizer, Inc.
          Senior Notes
          7.20% due 03/15/39.......................    550,000    589,828
         Wyeth
          Bonds
          5.50% due 02/01/14.......................  1,074,000  1,128,147
                                                               ----------
                                                                3,405,339
                                                               ----------
       MEDICAL-HMO -- 0.7%
         Humana, Inc.
          Senior Bonds
          8.15% due 06/15/38.......................    315,000    232,283
         Multiplan, Inc.
          Senior Sub. Notes
          10.38% due 04/15/16*.....................  2,825,000  2,302,375
         UnitedHealth Group, Inc.
          Senior Notes
          5.25% due 03/15/11.......................    325,000    327,781
         WellPoint, Inc.
          Senior Notes
          5.00% due 01/15/11.......................    195,000    195,560
                                                               ----------
                                                                3,057,999
                                                               ----------

                                                                 MARKET
                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
       -----------------------------------------------------------------
       MEDICAL-HOSPITALS -- 2.0%
         AMR HoldCo, Inc./EmCare HoldCo, Inc.
          Senior Sub. Notes
          10.00% due 02/15/15...................... $  125,000 $  124,375
         Community Health Systems, Inc.
          Company Guar. Notes
          8.88% due 07/15/15.......................  1,875,000  1,771,875
         HCA, Inc.
          Senior Notes
          6.25% due 02/15/13.......................    880,000    660,000
         HCA, Inc.
          Senior Notes
          7.88% due 02/01/11.......................    950,000    919,125
         HCA, Inc.
          Senior Notes
          8.75% due 09/01/10.......................    525,000    522,375
         HCA, Inc.
          Senior Sec. Notes
          9.13% due 11/15/14.......................    810,000    761,400
         HCA, Inc.
          Senior Sec. Notes
          9.25% due 11/15/16.......................  1,430,000  1,301,300
         HCA, Inc.
          Senior Sec. Notes
          9.63% due 11/15/16(11)...................  1,905,000  1,519,238
         Health Management Associates, Inc.
          Senior Notes
          6.13% due 04/15/16.......................  1,350,000  1,103,625
         IASIS Healthcare LLC/IASIS Capital Corp.
          Company Guar. Notes
          8.75% due 06/15/14.......................    772,000    725,680
                                                               ----------
                                                                9,408,993
                                                               ----------
       METAL PROCESSORS & FABRICATION -- 0.0%
         Timken Co.
          Notes
          5.75% due 02/15/10.......................    162,000    161,836
                                                               ----------
       METAL-ALUMINUM -- 0.1%
         Alcoa, Inc.
          Senior Notes
          6.50% due 06/15/18.......................    577,000    388,525
         Noranda Aluminum Holding Corp.
          Senior Notes
          8.35% due 11/15/14(3)(11)................    500,000    102,500
                                                               ----------
                                                                  491,025
                                                               ----------
       METAL-COPPER -- 0.1%
         Freeport-McMoRan Copper & Gold, Inc.
          Senior Notes
          8.25% due 04/01/15.......................    550,000    526,625
                                                               ----------
       MINING -- 0.1%
         Noranda Aluminum Acquisition Corp.
          Company Guar. Notes
          6.60% due 11/15/14(3)(11)................  1,360,000    421,600
                                                               ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                                  MARKET
                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (CONTINUED)
     MULTIMEDIA -- 0.4%
       Haights Cross Operating Co.
        Senior Notes
        11.75% due 08/15/11......................... $  125,000 $   48,125
       News America, Inc.
        Company Guar. Bonds
        7.30% due 04/30/28..........................  1,074,000    894,818
       Time Warner Entertainment Co. LP
        Senior Notes
        8.38% due 07/15/33..........................    411,000    388,813
       Viacom, Inc.
        Senior Notes
        6.25% due 04/30/16..........................    550,000    482,868
                                                                ----------
                                                                 1,814,624
                                                                ----------
     NETWORKING PRODUCTS -- 0.0%
       Cisco Systems, Inc.
        Notes
        5.90% due 02/15/39..........................    218,000    200,302
                                                                ----------
     NON-FERROUS METALS -- 0.0%
       Renco Metals, Inc.
        Bonds
        11.50% due 07/01/03+(4)(6)(13)(14)..........    500,000          0
                                                                ----------
     NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
       Waste Management, Inc.
        Company Guar. Notes
        6.38% due 11/15/12..........................    270,000    271,879
       Waste Management, Inc.
        Company Guar. Notes
        7.38% due 03/11/19..........................    105,000    107,092
       Waste Services, Inc.
        Senior Sub. Notes
        9.50% due 04/15/14..........................    165,000    124,163
                                                                ----------
                                                                   503,134
                                                                ----------
     OFFICE AUTOMATION & EQUIPMENT -- 0.2%
       Pitney Bowes, Inc.
        Senior Notes
        5.25% due 01/15/37..........................    680,000    660,424
       Xerox Corp.
        Senior Notes
        6.35% due 05/15/18..........................    280,000    208,600
                                                                ----------
                                                                   869,024
                                                                ----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.8%
       Atlas Energy Resources LLC
        Senior Notes
        10.75% due 02/01/18*........................  1,150,000    842,375
       Belden & Blake Corp.
        Company Guar. Sec. Notes
        8.75% due 07/15/12..........................    150,000    104,250
       Brigham Exploration Co.
        Company Guar. Notes
        9.63% due 05/01/14..........................  1,020,000    311,100
       Chaparral Energy, Inc.
        Company Guar. Notes
        8.50% due 12/01/15..........................    895,000    308,775

                                                              MARKET
                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION            AMOUNT**    (NOTE 2)
         ------------------------------------------------------------
         OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
           Chesapeake Energy Corp.
            Senior Notes
            6.25% due 01/15/18.................. $  775,000 $  604,500
           Chesapeake Energy Corp.
            Senior Notes
            6.63% due 01/15/16..................  1,150,000    957,375
           Chesapeake Energy Corp.
            Senior Notes
            7.25% due 12/15/18..................    900,000    739,125
           Chesapeake Energy Corp.
            Senior Notes
            9.50% due 02/15/15..................    550,000    534,875
           Costilla Energy, Inc.
            Senior Notes
            10.25% due 10/01/06+(4)(6)..........    500,000          0
           Dune Energy, Inc.
            Senior Sec. Notes
            10.50% due 06/01/12.................    945,000    222,075
           Encore Acquisition Co.
            Senior Sub. Notes
            6.00% due 07/15/15..................    675,000    496,125
           Encore Acquisition Co.
            Senior Sub. Notes
            6.25% due 04/15/14..................    325,000    253,500
           Energy Partners, Ltd.
            Senior Notes
            9.75% due 04/15/14(24)(25)..........  2,025,000    475,875
           Exco Resources, Inc.
            Company Guar. Notes
            7.25% due 01/15/11..................  1,430,000  1,108,250
           Hilcorp Energy I LP
            Senior Notes
            7.75% due 11/01/15*.................    430,000    313,900
           Hilcorp Energy I LP
            Senior Notes
            9.00% due 06/01/16*.................    150,000    111,000
           Kerr-McGee Corp.
            Company Guar. Notes
            6.95% due 07/01/24..................    364,000    278,918
           Linn Energy LLC
            Senior Notes
            9.88% due 07/01/18*.................    725,000    594,500
           Plains Exploration & Production Co.
            Company Guar. Notes
            7.75% due 06/15/15..................    575,000    494,500
           Plains Exploration & Production Co.
            Company Guar. Notes
            10.00% due 03/01/16.................    600,000    567,000
           Quicksilver Resources, Inc.
            Company Guar. Notes
            7.13% due 04/01/16..................    275,000    130,625
           Quicksilver Resources, Inc.
            Senior Notes
            8.25% due 08/01/15..................  1,125,000    725,625
           Sabine Pass LNG LP
            Senior Sec. Notes
            7.50% due 11/30/16..................  4,090,000  2,740,300

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                              MARKET
                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
         --------------------------------------------------------------
         CORPORATE BONDS & NOTES (CONTINUED)
         OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
           Transmeridian Exploration, Inc.
            Company Guar. Notes
            12.00% due 12/15/10+(5)(12)......... $  375,000 $    18,750
                                                            -----------
                                                             12,933,318
                                                            -----------
         OIL COMPANIES-INTEGRATED -- 0.2%
           Hess Corp.
            Senior Notes
            7.13% due 03/15/33..................    320,000     274,687
           Hess Corp.
            Senior Notes
            7.88% due 10/01/29..................    461,000     417,215
           Phillips Petroleum Co.
            Debentures
            7.00% due 03/30/29..................    286,000     283,872
                                                            -----------
                                                                975,774
                                                            -----------
         OIL REFINING & MARKETING -- 0.1%
           The Premcor Refining Group, Inc.
            Company Guar. Notes
            6.75% due 05/01/14..................    446,000     423,070
           Valero Energy Corp.
            Senior Notes
            9.38% due 03/15/19..................    230,000     237,445
                                                            -----------
                                                                660,515
                                                            -----------
         OIL-FIELD SERVICES -- 0.3%
           Helix Energy Solutions Group, Inc.
            Senior Notes
            9.50% due 01/15/16*.................  1,090,000     643,100
           Key Energy Services, Inc.
            Company Guar. Notes
            8.38% due 12/01/14..................    810,000     510,300
           Oslo Seismic Services, Inc.
            1st Mtg. Bonds
            8.28% due 06/01/11..................    103,648     105,554
           Weatherford International, Ltd.
            Company Guar. Notes
            6.50% due 08/01/36..................    265,000     186,551
                                                            -----------
                                                              1,445,505
                                                            -----------
         PAPER & RELATED PRODUCTS -- 0.3%
           Caraustar Industries, Inc.
            Notes
            7.38% due 06/01/09..................    650,000     302,250
           Georgia-Pacific LLC
            Company Guar. Notes
            7.00% due 01/15/15*.................    770,000     719,950
           Georgia-Pacific LLC
            Company Guar. Notes
            7.13% due 01/15/17*.................    365,000     337,625
                                                            -----------
                                                              1,359,825
                                                            -----------
         PHYSICIANS PRACTICE MANAGEMENT -- 0.5%
           US Oncology, Inc.
            Company Guar. Notes
            10.75% due 08/15/14.................  2,395,000   2,203,400
                                                            -----------

                                                                   MARKET
                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT**    (NOTE 2)
    ----------------------------------------------------------------------
    PIPELINES -- 1.8%
      Copano Energy LLC
       Company Guar. Notes
       8.13% due 03/01/16............................ $1,835,000 $1,550,575
      DCP Midstream LLC
       Senior Notes
       9.75% due 03/15/19*...........................    215,000    213,152
      Dynegy-Roseton Danskammer
       Pass Through Certs., Series B
       7.67% due 11/08/16............................  3,295,000  2,495,962
      El Paso Corp.
       Senior Sub. Notes
       6.88% due 06/15/14............................    925,000    823,914
      El Paso Corp.
       Senior Notes
       12.00% due 12/12/13...........................    150,000    159,000
      El Paso Natural Gas Co.
       Senior Notes
       5.95% due 04/15/17............................    575,000    504,982
      MarkWest Energy Finance Corp.
       Senior Notes
       6.88% due 11/01/14............................    255,000    179,775
      MarkWest Energy Finance Corp.
       Company Guar. Notes
       8.50% due 07/15/16............................    550,000    393,250
      MarkWest Energy Partners LP / MarkWest Energy
       Finance Corp.
       Senior Notes
       8.75% due 04/15/18............................    525,000    366,188
      NGC Corp. Capital Trust
       Company Guar. Bonds
       8.32% due 06/01/27............................  1,290,000    516,000
      ONEOK, Inc.
       Senior Notes
       6.00% due 06/15/35............................    464,000    317,153
      Williams Cos., Inc.
       Senior Notes
       7.88% due 09/01/21............................    690,000    638,250
                                                                 ----------
                                                                  8,158,201
                                                                 ----------
    PRINTING-COMMERCIAL -- 0.1%
      Valassis Communications, Inc.
       Senior Notes
       8.25% due 03/01/15............................    865,000    373,031
                                                                 ----------
    PUBLISHING-NEWSPAPERS -- 0.0%
      Knight Ridder, Inc.
       Debentures
       6.88% due 03/15/29............................    205,000     24,600
                                                                 ----------
    PUBLISHING-PERIODICALS -- 0.1%
      Dex Media West LLC
       Senior Notes
       8.50% due 08/15/10............................     87,000     43,500
      Idearc, Inc.
       Company Guar. Notes
       8.00% due 11/15/16+(5)(12)....................  1,099,000     28,849

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                               MARKET
                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
        --------------------------------------------------------------
        CORPORATE BONDS & NOTES (CONTINUED)
        PUBLISHING-PERIODICALS (CONTINUED)
          The Reader's Digest Association, Inc.
           Company Guar. Notes
           9.00% due 02/15/17.................... $2,115,000 $  148,050
                                                             ----------
                                                                220,399
                                                             ----------
        REAL ESTATE INVESTMENT TRUSTS -- 0.3%
          Omega Healthcare Investors, Inc.
           Senior Notes
           7.00% due 04/01/14....................  1,400,000  1,288,000
          PPF Funding, Inc.
           Bonds
           5.35% due 04/15/12*...................    270,000    191,627
          Simon Property Group LP
           Senior Notes
           10.35% due 04/01/19...................    115,000    111,766
                                                             ----------
                                                              1,591,393
                                                             ----------
        RECYCLING -- 0.0%
          Aleris International, Inc.
           Company Guar. Notes
           9.00% due 12/15/14(5)(11)(12).........  3,285,000      2,300
                                                             ----------
        RENTAL AUTO/EQUIPMENT -- 0.1%
          Rental Service Corp.
           Notes
           9.50% due 12/01/14....................    958,000    469,420
                                                             ----------
        RESEARCH & DEVELOPMENT -- 0.0%
          Alion Science and Technology Corp.
           Company Guar. Notes
           10.25% due 02/01/15...................  1,015,000    152,250
                                                             ----------
        RETAIL-DRUG STORE -- 0.1%
          Rite Aid Corp.
           Company Guar. Notes
           9.50% due 06/15/17....................  1,216,000    279,680
                                                             ----------
        RETAIL-MAJOR DEPARTMENT STORES -- 0.1%
          Saks, Inc.
           Company Guar. Notes
           9.88% due 10/01/11....................    375,000    273,750
                                                             ----------
        RETAIL-PETROLEUM PRODUCTS -- 0.4%
          Ferrellgas LP
           Senior Notes
           6.75% due 05/01/14....................    664,000    557,760
          Ferrellgas Partners LP
           Senior Notes
           6.75% due 05/01/14*...................    703,000    590,520
          Inergy LP/Inergy Finance Corp.
           Company Guar. Notes
           8.25% due 03/01/16....................    725,000    688,750
                                                             ----------
                                                              1,837,030
                                                             ----------
        RETAIL-RESTAURANTS -- 0.2%
          McDonald's Corp.
           Senior Notes
           5.70% due 02/01/39....................    304,000    294,643

                                                                 MARKET
                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
      ------------------------------------------------------------------
      RETAIL-RESTAURANTS (CONTINUED)
        NPC International, Inc.
         Company Guar. Notes
         9.50% due 05/01/14........................ $1,020,000 $  795,600
                                                               ----------
                                                                1,090,243
                                                               ----------
      RUBBER-TIRES -- 0.0%
        Cooper Standard Automotive, Inc.
         Company Guar. Notes
         8.38% due 12/15/14........................  1,220,000     85,400
                                                               ----------
      RUBBER/PLASTIC PRODUCTS -- 0.0%
        Venture Holdings Co. LLC
         Company Guar. Notes
         11.00% due 06/01/07+(4)(6)(12)(14)........    100,000         10
                                                               ----------
      SATELLITE TELECOM -- 0.3%
        Telesat Canada/Telesat LLC
         Senior Notes
         11.00% due 11/01/15*......................  1,475,000  1,253,750
                                                               ----------
      SAVINGS & LOANS/THRIFTS -- 0.1%
        Western Financial Bank
         Sub. Notes
         9.63% due 05/15/12........................    495,000    494,208
                                                               ----------
      SCHOOLS -- 0.1%
        Johns Hopkins University
         Notes
         5.25% due 07/01/19........................    220,000    217,769
        Princeton University
         Notes
         5.70% due 03/01/39........................    360,000    359,589
                                                               ----------
                                                                  577,358
                                                               ----------
      SEISMIC DATA COLLECTION -- 0.2%
        Seitel, Inc.
         Senior Notes
         9.75% due 02/15/14........................  1,710,000    756,675
                                                               ----------
      SOAP & CLEANING PREPARATION -- 0.0%
        Johnsondiversey Holdings, Inc.
         Notes
         10.67% due 05/15/13(8)....................     75,000     56,250
                                                               ----------
      SPECIAL PURPOSE ENTITIES -- 0.8%
        AAC Group Holding Corp.
         Senior Notes
         10.25% due 10/01/12*(8)...................    565,000    310,750
        Buffalo Thunder Development Authority
         Senior Notes
         9.38% due 12/15/14*(25)...................  2,650,000    159,000
        CCM Merger, Inc.
         Notes
         8.00% due 08/01/13*.......................    825,000    338,250
        Chukchansi Economic Development Authority
         Senior Notes
         6.10% due 11/15/12*(3)....................    150,000     31,125
        Chukchansi Economic Development Authority
         Senior Notes
         8.00% due 11/15/13*.......................  1,845,000    401,288

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                              MARKET
                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (CONTINUED)
         SPECIAL PURPOSE ENTITIES (CONTINUED)
           FireKeepers Development Authority
            Senior Notes
            13.88% due 05/15/15*................ $1,300,000 $  793,000
           Fox Acquisition Sub LLC
            Senior Notes
            13.38% due 07/15/16*................  1,000,000    240,000
           ING USA Global Funding
            Trust Notes
            4.50% due 10/01/10..................    268,000    264,462
           Local TV Finance LLC
            Senior Notes
            9.25% due 06/15/15*(11).............    917,000     91,700
           Principal Life Global Funding I
            Senior Sec. Notes
            5.25% due 01/15/13*.................    296,000    275,393
           Southern Star Central Corp.
            Senior Notes
            6.75% due 03/01/16..................    500,000    417,500
           The Goldman Sachs Capital III
            Company Guar. Notes
            2.03% due 09/01/12(3)(9)............    942,000    296,730
                                                            ----------
                                                             3,619,198
                                                            ----------
         SPECIFIED PURPOSE ACQUISITIONS -- 0.0%
           ESI Tractebel Acquisition Corp.
            Company Guar. Bonds
            7.99% due 12/30/11..................    150,000    146,965
                                                            ----------
         STEEL-PRODUCERS -- 0.5%
           ArcelorMittal USA
            Senior Notes
            6.50% due 04/15/14..................    540,000    424,329
           Reliance Steel & Aluminum Co.
            Company Guar. Notes
            6.85% due 11/15/36..................  1,070,000    652,849
           Ryerson, Inc.
            Senior Sec. Notes
            12.00% due 11/01/15*................  1,222,000    693,485
           Steel Dynamics, Inc.
            Company Guar. Notes
            6.75% due 04/01/15..................    740,000    501,350
           United States Steel Corp.
            Senior Notes
            7.00% due 02/01/18..................    215,000    146,719
                                                            ----------
                                                             2,418,732
                                                            ----------
         STORAGE/WAREHOUSING -- 0.2%
           Mobile Mini, Inc.
            Notes
            6.88% due 05/01/15..................    725,000    500,250
           Mobile Services Group, Inc.
            Company Guar. Notes
            9.75% due 08/01/14..................    655,000    486,338
                                                            ----------
                                                               986,588
                                                            ----------

                                                              MARKET
                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
          -----------------------------------------------------------
          TELECOM SERVICES -- 1.0%
            Bellsouth Telecommunications, Inc.
             Debentures
             7.00% due 12/01/95................. $  462,000 $  364,576
            Cincinnati Bell Telephone Co. LLC
             Company Guar. Notes
             7.18% due 12/15/23.................     50,000     33,750
            Cincinnati Bell Telephone Co. LLC
             Company Guar. Notes
             7.20% due 11/29/23.................    225,000    151,875
            Fairpoint Communications, Inc.
             Senior Notes
             13.13% due 04/01/18*...............  1,081,000    205,390
            Fairpoint Communications, Inc.
             Senior Notes
             13.13% due 04/01/18................    725,000    137,750
            PAETEC Holding Corp.
             Company Guar. Notes
             9.50% due 07/15/15.................  1,735,000  1,214,500
            Qwest Corp.
             Senior Notes
             6.50% due 06/01/17.................    500,000    415,000
            Qwest Corp.
             Senior Notes
             7.88% due 09/01/11.................    600,000    591,000
            Qwest Corp.
             Senior Notes
             8.88% due 03/15/12.................    725,000    715,938
            Verizon Global Funding Corp.
             Senior Notes
             6.88% due 06/15/12.................    750,000    796,088
                                                            ----------
                                                             4,625,867
                                                            ----------
          TELEPHONE-INTEGRATED -- 3.1%
            AT&T Corp.
             Company Guar. Notes
             7.30% due 11/15/11.................  1,003,000  1,077,732
            AT&T, Inc.
             Senior Notes
             5.63% due 06/15/16.................    235,000    235,515
            AT&T, Inc.
             Senior Notes
             6.30% due 01/15/38.................    490,000    430,275
            BellSouth Corp.
             Senior Notes
             6.00% due 10/15/11.................  1,300,000  1,352,234
            Cincinnati Bell, Inc.
             Company Guar. Notes
             7.00% due 02/15/15.................  1,444,000  1,328,480
            Cincinnati Bell, Inc.
             Senior Notes
             7.25% due 06/15/23.................     25,000     19,125
            Pacific Bell Telephone Co.
             Company Guar. Notes
             7.13% due 03/15/26.................    570,000    551,236
            Qwest Capital Funding, Inc.
             Notes
             7.25% due 02/15/11.................    700,000    668,500

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                                MARKET
                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
      ------------------------------------------------------------------
      CORPORATE BONDS & NOTES (CONTINUED)
      TELEPHONE-INTEGRATED (CONTINUED)
        Qwest Communications International, Inc.
         Company Guar. Notes
         7.50% due 02/15/14....................... $  351,000 $   303,615
        Qwest Communications International, Inc.
         Company Guar. Notes, Series B
         7.50% due 02/15/14.......................  1,710,000   1,479,150
        Sprint Capital Corp.
         Company Guar. Bonds
         6.38% due 05/01/09.......................    825,000     825,000
        Sprint Capital Corp.
         Company Guar. Notes
         6.90% due 05/01/19.......................    286,000     201,630
        Sprint Capital Corp.
         Company Guar. Notes
         8.38% due 03/15/12.......................  1,161,000   1,044,900
        Sprint Capital Corp.
         Company Guar. Notes
         8.75% due 03/15/32.......................  3,752,000   2,513,840
        Valor Telecommunications Enterprises LLC
         Company Guar. Notes
         7.75% due 02/15/15.......................  1,175,000   1,142,687
        Verizon Communications, Inc.
         Senior Notes
         6.35% due 04/01/19.......................    205,000     202,528
        Verizon New York, Inc.
         Senior Notes
         6.88% due 04/01/12.......................    751,000     769,218
        Verizon Pennsylvania, Inc.
         Senior Bonds
         8.35% due 12/15/30.......................    250,000     244,568
        Verizon Virginia, Inc.
         Senior Notes
         4.63% due 03/15/13.......................    250,000     242,510
                                                              -----------
                                                               14,632,743
                                                              -----------
      TELEVISION -- 0.3%
        Allbritton Communications Co.
         Senior Sub. Notes
         7.75% due 12/15/12.......................  2,217,000     820,290
        Bonten Media Acquisition Co.
         Company Guar. Notes
         9.00% due 06/01/15*(11)..................    178,000      30,483
        LIN Television Corp.
         Senior Sub. Notes
         6.50% due 05/15/13.......................  1,015,000     527,800
        Paxson Communications Corp.
         Senior Sec. Notes
         7.34% due 01/15/13*(11)(24)(25)..........  2,619,467      23,575
        Young Broadcasting, Inc.
         Senior Sub. Notes
         8.75% due 01/15/14+(5)(12)...............    380,000          42
        Young Broadcasting, Inc.
         Company Guar. Notes
         10.00% due 03/01/11+(5)(12)..............  1,075,000         118
                                                              -----------
                                                                1,402,308
                                                              -----------

                                                              MARKET
                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
          ------------------------------------------------------------
          THEATERS -- 0.5%
            AMC Entertainment, Inc.
             Senior Sub. Notes
             8.00% due 03/01/14................. $  599,000 $  491,180
            AMC Entertainment, Inc.
             Company Guar. Notes
             8.63% due 08/15/12.................    150,000    147,375
            AMC Entertainment, Inc.
             Senior Sub Notes
             11.00% due 02/01/16................    539,000    490,490
            Cinemark, Inc.
             Senior Notes
             9.75% due 03/15/14(8)..............  1,260,000  1,187,550
                                                            ----------
                                                             2,316,595
                                                            ----------
          TOOLS-HAND HELD -- 0.1%
            Black & Decker Corp.
             Notes
             8.95% due 04/15/14.................    230,000    227,256
                                                            ----------
          TRANSACTIONAL SOFTWARE -- 0.1%
            Open Solutions, Inc.
             Company Guar. Notes
             9.75% due 02/01/15*................  1,675,000    253,344
                                                            ----------
          TRANSPORT-AIR FREIGHT -- 0.9%
            Atlas Air, Inc.
             Pass Through Certs.
             Series 1991-1, Class A-2
             6.88% due 01/02/11.................    184,173    141,813
            Atlas Air, Inc.
             Pass Through Certs.
             Series 1991-1, Class A-1
             7.20% due 01/02/19.................  1,455,993  1,048,315
            Atlas Air, Inc.
             Pass Through Certs.
             Series 1991-1, Class B
             7.63% due 01/02/15.................  1,724,036  1,155,104
            Atlas Air, Inc.
             Pass Through Certs.
             Series 2000-1, Class A
             8.71% due 01/02/20.................    435,247    369,960
            Atlas Air, Inc.
             Pass Through Certs.
             Series 1991-1, Class C
             8.77% due 01/02/11.................     62,428     29,341
            Atlas Air, Inc.
             Pass Through Certs.
             Series 2000-1, Class B
             9.06% due 07/02/17.................  1,346,314  1,319,388
                                                            ----------
                                                             4,063,921
                                                            ----------
          TRANSPORT-EQUIPMENT & LEASING -- 0.0%
            GATX Corp.
             Pass Through Certs.
             9.00% due 11/15/13.................    130,000    136,846
                                                            ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                                MARKET
                                                  PRINCIPAL     VALUE
                 SECURITY DESCRIPTION             AMOUNT**     (NOTE 2)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (CONTINUED)
       TRANSPORT-RAIL -- 0.2%
         CSX Corp.
          Senior Notes
          6.25% due 04/01/15..................... $  615,000 $    559,071
         CSX Corp.
          Senior Notes
          6.25% due 03/15/18.....................    283,000      243,793
                                                             ------------
                                                                  802,864
                                                             ------------
       TRANSPORT-SERVICES -- 0.3%
         Bristow Group, Inc.
          Senior Notes
          7.50% due 09/15/17.....................    699,000      524,250
         PHI, Inc.
          Company Guar. Notes
          7.13% due 04/15/13.....................    660,000      406,725
         United Parcel Service, Inc.
          Senior Notes
          3.88% due 04/01/14.....................    147,000      147,360
         United Parcel Service, Inc.
          Senior Notes
          5.13% due 04/01/19.....................     96,000       96,632
                                                             ------------
                                                                1,174,967
                                                             ------------
       TOTAL CORPORATE BONDS & NOTES
          (cost $281,962,840)....................             209,153,266
                                                             ------------
       FOREIGN CORPORATE BONDS &
        NOTES -- 5.4%
       BANKS-COMMERCIAL -- 0.1%
         Barclays Bank PLC
          Jr. Sub. Notes
          5.93% due 12/15/16*(3)(9)..............    630,000      211,308
         Caisse Nationale des Caisses
          d'Epargne et de Prevoyance
          Senior Notes
          3.06% due 12/30/09(3)(9)...............    141,000       86,010
         Credit Agricole SA
          Jr. Sub. Notes
          6.64% due 05/31/17*(3)(9)..............    494,000      148,383
         Lloyds Banking Group PLC
          Jr. Sub. Notes
          5.92% due 10/01/15*(9).................    320,000       57,600
                                                             ------------
                                                                  503,301
                                                             ------------
       BREWERY -- 0.1%
         SABMiller PLC
          Notes
          6.50% due 07/15/18*....................    370,000      344,583
                                                             ------------
       BUILDING PRODUCTS-DOORS & WINDOWS -- 0.0%
         Masonite International Corp.
          Company Guar. Notes
          11.00% due 04/06/15+(5)(12)............    117,000        1,170
                                                             ------------
       COMPUTERS-MEMORY DEVICES -- 0.1%
         Seagate Technology HDD Holdings
          Company Guar. Notes
          6.80% due 10/01/16.....................  1,071,000      621,180
                                                             ------------

                                                                 MARKET
                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
      -------------------------------------------------------------------
      CONTAINERS-METAL/GLASS -- 0.1%
        Rexam PLC
         Senior Notes
         6.75% due 06/01/13*....................... $  430,000 $  373,592
                                                               ----------
      CRUISE LINES -- 0.1%
        Royal Caribbean Cruises, Ltd.
         Senior Notes
         7.00% due 06/15/13........................    400,000    224,500
                                                               ----------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.3%
        Bombardier, Inc.
         Senior Notes
         8.00% due 11/15/14*.......................  1,685,000  1,234,263
                                                               ----------
      DIVERSIFIED MINERALS -- 0.1%
        BHP Billiton Finance USA, Ltd.
         Company Guar. Notes
         5.50% due 04/01/14........................    230,000    231,586
                                                               ----------
      DIVERSIFIED OPERATIONS -- 0.1%
        EnCana Holdings Finance Corp.
         Company Guar. Notes
         5.80% due 05/01/14........................    405,000    398,390
                                                               ----------
      ELECTRIC-INTEGRATED -- 0.2%
        Electricite de France
         Notes
         6.50% due 01/26/19*.......................    394,000    405,876
        Electricite de France
         Notes
         6.95% due 01/26/39*.......................    510,000    505,493
                                                               ----------
                                                                  911,369
                                                               ----------
      FOOD-MEAT PRODUCTS -- 0.1%
        JBS SA
         Company Guar. Notes
         9.38% due 02/07/11........................    591,000    502,350
        JBS SA
         Senior Notes
         10.50% due 08/04/16*......................    250,000    165,000
                                                               ----------
                                                                  667,350
                                                               ----------
      FOOD-RETAIL -- 0.2%
        Delhaize Group
         Senior Notes
         6.50% due 06/15/17........................    855,000    826,489
                                                               ----------
      INDEPENDENT POWER PRODUCERS -- 0.0%
        AES Drax Energy, Ltd.
         Sec. Notes
         11.50% due 08/30/10+(5)(6)(15)............    725,000        725
                                                               ----------
      INSURANCE-MULTI-LINE -- 0.1%
        Aegon NV
         Senior Notes
         2.57% due 07/15/14(3)(9)..................    201,000     48,441
        XL Capital Finance PLC
         Company Guar. Notes
         6.50% due 01/15/12........................    279,000    203,049

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                                  MARKET
                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
     INSURANCE-MULTI-LINE (CONTINUED)
       XL Capital, Ltd.
        Senior Notes
        5.25% due 09/15/14.......................... $  488,000 $  319,756
                                                                ----------
                                                                   571,246
                                                                ----------
     INVESTMENT COMPANIES -- 0.0%
       Xstrata Finance Canada, Ltd.
        Company Guar. Notes
        6.90% due 11/15/37*.........................    266,000    159,097
                                                                ----------
     MEDICAL PRODUCTS -- 0.2%
       Angiotech Pharmaceuticals, Inc.
        Company Guar. Notes
        5.01% due 12/01/13(3).......................  1,410,000    916,500
       Angiotech Pharmaceuticals, Inc.
        Company Guar. Notes
        7.75% due 04/01/14..........................    340,000     96,900
                                                                ----------
                                                                 1,013,400
                                                                ----------
     MEDICAL-DRUGS -- 0.5%
       Elan Finance PLC
        Company Guar. Notes
        5.23% due 11/15/11(3).......................  2,430,000  1,992,600
       Novartis Securities Investment, Ltd.
        Company Guar. Notes
        5.13% due 02/10/19..........................    445,000    451,818
                                                                ----------
                                                                 2,444,418
                                                                ----------
     METAL-DIVERSIFIED -- 0.0%
       Vedanta Resources PLC
        Senior Notes
        8.75% due 01/15/14..........................    240,000    172,800
                                                                ----------
     MULTIMEDIA -- 0.1%
       Quebecor Media, Inc.
        Senior Notes
        7.75% due 03/15/16..........................    375,000    285,000
                                                                ----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.5%
       Compton Petroleum Finance Corp.
        Company Guar. Notes
        7.63% due 12/01/13..........................  1,515,000    477,225
       Nexen, Inc.
        Bonds
        5.88% due 03/10/35..........................    306,000    202,456
       OPTI Canada, Inc.
        Senior Notes
        7.88% due 12/15/14..........................  2,230,000    975,625
       OPTI Canada, Inc.
        Senior Notes
        8.25% due 12/15/14..........................  1,125,000    503,438
                                                                ----------
                                                                 2,158,744
                                                                ----------
     OIL COMPANIES-INTEGRATED -- 0.1%
       Shell International Finance BV
        Company Guar. Notes
        4.00% due 03/21/14..........................    230,000    233,227

                                                                 MARKET
                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 2)
      -------------------------------------------------------------------
      OIL COMPANIES-INTEGRATED (CONTINUED)
        Shell International Finance BV
         Company Guar. Notes
         6.38% due 12/15/38........................ $  300,000 $  315,907
        Suncor Energy, Inc.
         Senior Notes
         6.85% due 06/01/39........................    120,000     90,690
                                                               ----------
                                                                  639,824
                                                               ----------
      OIL-FIELD SERVICES -- 0.2%
        North American Energy Partners, Inc.
         Senior Notes
         8.75% due 12/01/11........................  1,160,000    846,800
                                                               ----------
      PIPELINES -- 0.1%
        Kinder Morgan Finance Co. ULC
         Company Guar. Notes
         5.35% due 01/05/11........................    350,000    334,250
        Kinder Morgan Finance Co. ULC
         Company Guar. Notes
         5.70% due 01/05/16........................    183,000    153,720
                                                               ----------
                                                                  487,970
                                                               ----------
      PRINTING-COMMERCIAL -- 0.0%
        Quebecor World Capital Corp.
         Company Guar. Notes
         8.75% due 03/15/16*+(5)(15)...............  1,640,000     57,400
                                                               ----------
      REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.1%
        Agile Property Holdings, Ltd.
         Company Guar. Notes
         9.00% due 09/22/13........................    530,000    376,888
                                                               ----------
      SATELLITE TELECOM -- 1.0%
        Intelsat Intermediate Holding Co., Ltd.
         Senior Notes
         9.50% due 02/01/15*(8)....................  1,450,000  1,203,500
        Intelsat Subsidiary Holding Co., Ltd.
         Senior Notes
         8.50% due 01/15/13*.......................  1,849,000  1,742,682
        Intelsat Subsidiary Holding Co., Ltd.
         Company Guar. Notes
         8.88% due 01/15/15*.......................    550,000    510,125
        Intelsat Subsidiary Holding Co., Ltd.
         Senior Notes
         8.88% due 01/15/15*.......................  1,335,000  1,244,888
                                                               ----------
                                                                4,701,195
                                                               ----------
      SPECIAL PURPOSE ENTITIES -- 0.1%
        Hellas Telecommunications Luxembourg II
         Sub. Notes
         6.84% due 01/15/15*(3)....................  1,330,000    219,450
        Hybrid Capital Funding I LP
         Bonds
         8.00% due 06/30/11(9).....................    338,000     40,543
        SMFG Preferred Capital, Ltd.
         Sub. Notes
         6.08% due 01/25/17*(3)(9).................    373,000    228,228
                                                               ----------
                                                                  488,221
                                                               ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                                    MARKET
                                                        PRINCIPAL   VALUE
                SECURITY DESCRIPTION                    AMOUNT**   (NOTE 2)
   -------------------------------------------------------------
   FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
   TELECOM SERVICES -- 0.2%
     Global Crossing UK Finance PLC
      Company Guar. Notes
      10.75% due 12/15/14..........................   $ 1,225,000 $   747,250
     Wind Acquisition Finance SA
      Company Guar. Bonds
      10.75% due 12/01/15*.........................       375,000     371,250
                                                                  -----------
                                                                    1,118,500
                                                                  -----------
   TELEPHONE-INTEGRATED -- 0.4%
     Deutsche Telekom International Finance BV
      Company Guar. Bonds
      6.75% due 08/20/18...........................       245,000     246,055
     Telecom Italia Capital SA
      Company Guar. Notes
      4.95% due 09/30/14...........................       727,000     627,714
     Telecom Italia Capital SA
      Company Guar. Bonds
      6.20% due 07/18/11...........................     1,000,000     982,004
                                                                  -----------
                                                                    1,855,773
                                                                  -----------
   TRANSPORT-RAIL -- 0.2%
     Canadian National Railway Co.
      Senior Notes
      6.38% due 10/15/11...........................       750,000     800,738
     Canadian Pacific Railway Co.
      Notes
      6.50% due 05/15/18...........................       350,000     314,845
                                                                  -----------
                                                                    1,115,583
                                                                  -----------
   WAREHOUSING & HARBOR TRANSPORTATION SERVICES -- 0.1%
     DP World, Ltd.
      Notes
      6.85% due 07/02/37...........................       430,000     205,110
                                                                  -----------
   TOTAL FOREIGN CORPORATE BONDS & NOTES
      (cost $35,045,450)...........................                25,036,467
                                                                  -----------
   FOREIGN GOVERNMENT AGENCIES -- 14.3%
   SOVEREIGN -- 14.3%
     Canadian Government Bond
      Bonds
      3.75% due 06/01/12........................... CAD 1,855,000   1,579,369
     Canadian Government Bond
      Notes
      4.25% due 06/01/18........................... CAD 1,815,000   1,629,052
     Credit Suisse First Boston International for
      City of Kiev Ukraine
      Bonds
      8.00% due 11/06/15...........................     1,100,000     219,788
     Federal Republic of Brazil
      Bonds
      6.00% due 01/17/17...........................     1,090,000   1,087,275
     Federal Republic of Brazil
      Bonds
      7.13% due 01/20/37...........................       310,000     310,775
     Federal Republic of Brazil
      Notes
      8.00% due 01/15/18...........................     1,200,000   1,309,200

                                                             MARKET
                                                PRINCIPAL    VALUE
               SECURITY DESCRIPTION             AMOUNT**    (NOTE 2)
           ---------------------------------------------------------
           SOVEREIGN (CONTINUED)
             Federal Republic of Brazil
              Bonds
              8.25% due 01/20/34..........   $     795,000 $  882,450
             Federal Republic of Brazil
              Notes
              8.75% due 02/04/25..........         805,000    917,700
             Federal Republic of Brazil
              Bonds
              8.88% due 10/14/19..........         760,000    893,000
             Federal Republic of Brazil
              Notes
              11.00% due 08/17/40.........       1,684,000  2,138,680
             Federal Republic of Brazil
              Bonds
              12.50% due 01/05/16......... BRL   1,000,000    452,635
             Federal Republic of Germany
              Bonds
              4.00% due 01/04/18.......... EUR     975,000  1,407,371
             Federal Republic of Germany
              Bonds
              4.50% due 01/04/13.......... EUR     595,000    861,403
             Government of Australia
              Bonds
              6.00% due 02/15/17.......... AUD     845,000    656,399
             Government of Australia
              Bonds
              6.25% due 06/15/14.......... AUD   2,400,000  1,847,839
             Government of Hungary
              Bonds
              6.75% due 04/22/11.......... HUF 107,000,000    414,580
             Government of Japan
              Bonds
              1.30% due 06/20/12.......... JPY 139,500,000  1,441,686
             Government of Japan
              Bonds
              1.40% due 12/20/15.......... JPY 258,600,000  2,692,646
             Government of Japan
              Bonds
              1.50% due 09/20/13.......... JPY  61,000,000    637,040
             Government of Japan
              Bonds
              1.70% due 09/20/17.......... JPY  43,000,000    454,165
             Government of Netherlands
              Bonds
              3.25% due 07/15/15.......... EUR     900,000  1,209,551
             Kingdom of Norway
              Bonds
              5.00% due 05/15/15.......... NOK  31,300,000  5,098,860
             Kingdom of Norway
              Bonds
              6.50% due 05/15/13.......... NOK  13,630,000  2,319,481
             Kingdom of Sweden
              Bonds
              4.00% due 12/01/09.......... SEK  20,380,000  2,540,223
             Kingdom of Sweden
              Bonds
              4.50% due 08/12/15.......... SEK  10,710,000  1,453,539

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                                    MARKET
                                                       PRINCIPAL    VALUE
               SECURITY DESCRIPTION                    AMOUNT**    (NOTE 2)
             ---------------------------------------------------
             FOREIGN GOVERNMENT AGENCIES (CONTINUED)
             SOVEREIGN (CONTINUED)
               Republic of Argentina
                Notes
                5.25% due 12/31/38(8)........   $         839,761 $  146,958
               Republic of Argentina
                Bonds
                8.28% due 12/31/33...........             998,777    269,670
               Republic of Colombia
                Notes
                7.38% due 01/27/17...........             450,000    455,400
               Republic of Colombia
                Notes
                7.38% due 03/18/19...........             460,000    458,850
               Republic of Colombia
                Bonds
                7.38% due 09/18/37...........             785,000    700,612
               Republic of Colombia
                Bonds
                12.00% due 10/22/15.......... COP     475,000,000    209,338
               Republic of Columbia
                Bonds
                8.13% due 05/21/24...........             360,000    361,800
               Republic of Georgia
                Notes
                7.50% due 04/15/13...........           2,280,000  1,562,370
               Republic of Indonesia
                Bonds
                6.63% due 02/17/37...........           1,440,000    973,283
               Republic of Indonesia
                Senior Bonds
                6.88% due 01/17/18...........             520,000    421,200
               Republic of Panama
                Bonds
                6.70% due 01/26/36...........             660,000    579,150
               Republic of Peru
                Bonds
                6.55% due 03/14/37...........              90,000     80,550
               Republic of Peru
                Notes
                7.35% due 07/21/25...........             650,000    653,250
               Republic of Peru
                Bonds
                8.75% due 11/21/33...........             720,000    806,400
               Republic of Philippines
                Bonds
                7.75% due 01/14/31...........           1,000,000  1,021,250
               Republic of Philippines
                Bonds
                8.38% due 06/17/19...........             875,000    953,750
               Republic of Philippines
                Notes
                8.88% due 03/17/15...........             850,000    977,500
               Republic of Philippines
                Senior Notes
                9.50% due 02/02/30...........             240,000    283,800
               Republic of Philippines
                Notes
                10.63% due 03/16/25..........             895,000  1,138,887

                                                          MARKET
                                              PRINCIPAL   VALUE
                SECURITY DESCRIPTION          AMOUNT**   (NOTE 2)
             ----------------------------------------------------
             SOVEREIGN (CONTINUED)
               Republic of South Africa
                Bonds
                13.50% due 09/15/15...... ZAR 6,450,000 $  859,346
               Republic of Turkey
                Notes
                6.88% due 03/17/36.......       500,000    397,500
               Republic of Turkey
                Notes
                7.00% due 06/05/20.......       970,000    892,400
               Republic of Turkey
                Notes
                7.38% due 02/05/25.......     1,030,000    929,575
               Republic of Turkey
                Notes
                8.00% due 02/14/34.......       611,000    549,900
               Republic of Turkey
                Notes
                9.50% due 01/15/14.......     1,660,000  1,817,700
               Republic of Turkey
                Senior Bonds
                11.88% due 01/15/30......       570,000    752,400
               Republic of Uruguay
                Notes
                7.63% due 03/21/36.......       390,000    312,000
               Republic of Uruguay
                Bonds
                8.00% due 11/18/22.......       630,000    568,134
               Republic of Venezuela
                Bonds
                7.65% due 04/21/25.......       490,000    220,500
               Republic of Venezuela
                Notes
                8.50% due 10/08/14.......       830,000    510,450
               Republic of Venezuela
                Bonds
                9.00% due 05/07/23.......     1,100,000    561,000
               Republic of Venezuela
                Bonds
                9.25% due 09/15/27.......     1,860,000  1,078,800
               Republic of Venezuela
                Bonds
                9.25% due 05/07/28.......     1,100,000    553,300
               Republic of Venezuela
                Bonds
                9.38% due 01/13/34.......       760,000    389,500
               Russian Federation
                Senior Bonds
                7.50% due 03/31/30(8)....     5,641,920  5,319,936
               Russian Federation
                Notes
                12.75% due 06/24/28......       340,000    450,653
               United Mexican States
                Notes
                5.63% due 01/15/17.......     1,130,000  1,105,140
               United Mexican States
                Notes
                6.05% due 01/11/40.......       600,000    513,000

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                                 MARKET
                                                     PRINCIPAL   VALUE
                SECURITY DESCRIPTION                 AMOUNT**   (NOTE 2)
      -------------------------------------------------------
      FOREIGN GOVERNMENT AGENCIES (CONTINUED)
      SOVEREIGN (CONTINUED)
        United Mexican States
         Notes
         6.75% due 09/27/34.....................   $   495,000 $   466,191
        United Mexican States
         Bonds
         7.50% due 04/08/33.....................       840,000     873,600
        United Mexican States
         Bonds
         8.30% due 08/15/31.....................       470,000     520,995
        United Mexican States
         Bonds
         9.50% due 12/18/14..................... MXN 5,800,000     449,493
                                                               -----------
      TOTAL FOREIGN GOVERNMENT AGENCIES
         (cost $70,857,009).....................                66,600,238
                                                               -----------
      FOREIGN GOVERNMENT TREASURIES -- 1.3%
      SOVEREIGN -- 1.3%
        New South Wales Treasury Corp.
         Local Government Guar. Bonds
         6.00% due 05/01/12..................... AUD 3,148,000   2,302,104
        Queensland Treasury Corp.
         Government Guar. Notes
         5.50% due 12/18/14..................... GBP   350,000     249,674
        United Kingdom Gilt Treasury
         Government Guar. Notes
         4.50% due 03/07/13..................... AUD 1,030,000   1,602,334
        United Kingdom Gilt Treasury
         Government Guar. Notes
         5.00% due 03/07/18..................... AUD 1,250,000   2,078,201
                                                               -----------
      TOTAL FOREIGN GOVERNMENT TREASURIES
         (cost $6,852,061)......................                 6,232,313
                                                               -----------
      LOANS(16)(17) -- 1.2%
      CASINO SERVICES -- 0.1%
        Holding Gaming Borrower LP
         Term Loan B
         9.25% due 02/19/13(6)(23)..............     1,000,000     600,000
                                                               -----------
      DIVERSIFIED FINANCIAL SERVICES -- 0.2%
        Wind Acquisition Holdings Finance S.A.
         8.39% due 12/21/11(6)(10)(23)..........     1,462,911   1,053,296
                                                               -----------
      ENERGY-ALTERNATE SOURCES -- 0.5%
        VeraSun Energy Corp.
         Superior Priority Secured Debtor
         16.50% due 11/03/09(4)(6)(12)(23)......     2,100,000   2,100,000
                                                               -----------
      MEDICAL-DRUGS -- 0.3%
        Triax Pharmaceuticals LLC
         11.41% due 08/30/11(4)(6)(18)(23)......     1,561,252   1,407,949
                                                               -----------
      THEATERS -- 0.1%
        AMC Entertainment Holdings, Inc.
         6.32% due 06/15/12(6)(23)..............       466,936     210,121
                                                               -----------
      TOTAL LOANS
         (cost $5,787,226)......................                 5,371,366
                                                               -----------


                                                             MARKET
                                                PRINCIPAL    VALUE
                 SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
         -------------------------------------------------------------
         U.S. GOVERNMENT AGENCIES -- 21.2%
         FEDERAL HOME LOAN BANK -- 0.1%
            3.13% due 06/10/11................. $  400,000 $   411,035
                                                           -----------
         FEDERAL HOME LOAN MTG. CORP. -- 12.4%
            4.13% due 07/12/10.................    300,000     312,312
            4.50% due 02/01/20.................    159,260     164,350
            4.50% due 08/01/20.................    273,384     282,121
            4.50% due 03/01/23.................    867,078     893,249
            4.50% due 01/01/39.................    846,875     865,501
            5.00% due 09/01/18.................    366,136     382,529
            5.00% due 07/01/20.................    580,796     604,258
            5.00% due 01/01/24.................  1,451,528   1,506,680
            5.00% due 02/01/34.................    386,041     399,752
            5.00% due 03/01/34.................  2,957,008   3,059,261
            5.00% due 05/01/34.................    248,239     256,823
            5.00% due 02/01/35.................    560,158     579,528
            5.00% due 07/01/35.................    937,501     969,334
            5.00% due 08/01/35.................    832,137     860,392
            5.00% due 10/01/35.................  1,103,884   1,141,366
            5.00% due 04/01/36.................    483,792     500,219
            5.00% due 05/01/36.................    331,571     342,467
            5.00% due 08/01/36.................    401,501     414,695
            5.00% due 11/01/37.................  1,562,514   1,613,284
            5.33% due 12/01/35(3)..............    339,413     351,164
            5.47% due 03/01/36(3)..............    212,994     218,201
            5.50% due 05/01/37.................  1,726,594   1,793,487
            5.50% due 06/01/37.................    375,710     390,266
            5.50% due 09/01/37.................  1,298,135   1,348,428
            5.50% due 10/01/37.................  5,070,748   5,267,202
            5.50% due 11/01/37.................  1,754,768   1,822,752
            5.50% due 12/01/37.................  1,245,486   1,293,740
            5.50% due 01/01/38.................  3,154,761   3,277,162
            5.50% due 02/01/38.................  2,002,027   2,079,590
            5.50% due 07/01/38.................    820,821     852,622
            5.80% due 01/01/37(3)..............    148,020     153,795
            5.95% due 10/01/36(3)..............  3,555,119   3,701,248
            6.00% due 10/01/37.................  1,456,665   1,524,562
            6.00% due 12/01/37.................  3,627,969   3,797,073
            6.19% due 09/01/36(3)..............    474,770     495,224
            6.50% due 05/01/29.................      4,629       4,926
            6.50% due 02/01/35.................    175,801     186,188
            6.50% due 11/01/37.................  5,729,843   6,047,460
            6.88% due 09/15/10.................    156,000     168,022
            7.00% due 06/01/29.................     13,177      14,307
           Federal Home Loan Mtg. Corp. REMIC
            Series 41, Class F
            10.00% due 05/15/20(1).............     10,829      11,536
            Series 1103, Class N
            11.57% due 06/15/21(1)(20).........      6,891       1,520
            Series 3102, Class PG
            5.00% due 11/15/28(1)..............    730,000     758,707
            Series 3317, Class PD
            5.00% due 09/15/31(1)..............    935,000     976,371
            Series 3116, Class PD
            5.00% due 10/15/34(1)..............  4,050,000   4,228,097
            Series 3349, Class HB
            5.50% due 06/15/31(1)..............  1,724,000   1,803,210
                                                           -----------
                                                            57,714,981
                                                           -----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                             MARKET
                                                PRINCIPAL    VALUE
                 SECURITY DESCRIPTION           AMOUNT**    (NOTE 2)
         ------------------------------------------------------------
         U.S. GOVERNMENT AGENCIES (CONTINUED)
         FEDERAL NATIONAL MTG. ASSOC. -- 8.2%
            2.50% due 04/09/10................. $  500,000 $   506,529
            4.45% due 02/01/34(3)..............    357,392     365,827
            4.50% due 06/01/19.................    413,563     428,330
            4.50% due 11/01/22.................    809,872     836,767
            4.50% due 06/01/23.................    942,039     971,062
            4.50% due 01/01/39.................  3,699,835   3,785,366
            4.71% due 10/01/35(3)..............    167,588     170,138
            4.75% due 12/15/10.................    375,000     397,533
            4.86% due 01/01/35(3)..............    759,400     772,606
            5.00% due 03/15/16.................    407,000     451,676
            5.00% due 06/01/19.................    200,244     208,771
            5.00% due 01/01/23.................  1,929,161   2,003,064
            5.00% due 02/01/23.................    238,588     247,728
            5.00% due 03/01/34.................    259,551     268,453
            5.00% due 05/01/35.................    117,152     121,152
            5.00% due 10/01/35.................     51,597      53,359
            5.00% due 02/01/37.................    242,174     250,190
            5.00% due 04/01/37.................  1,681,578   1,737,053
            5.00% due 05/01/37.................    356,506     368,267
            5.00% due 06/01/37.................     28,615      29,559
            5.00% due 07/01/37.................    252,331     260,656
            5.00% due 05/01/38.................  2,627,519   2,714,202
            5.49% due 01/01/37(3)..............  3,367,616   3,396,826
            5.50% due 11/01/19.................  1,058,318   1,108,500
            5.50% due 08/01/20.................    262,292     274,238
            5.50% due 11/01/22.................    778,696     812,776
            5.50% due 08/01/23.................  2,041,557   2,130,909
            5.50% due 01/01/29.................      6,352       6,662
            5.50% due 02/01/35.................    453,138     471,299
            5.50% due 12/01/35.................    619,319     644,140
            5.50% due 02/01/36(3)..............    274,124     283,054
            5.50% due 12/01/36.................    652,208     677,736
            5.50% due 04/01/37.................    380,380     395,187
            5.50% due 03/01/38.................     38,384      39,878
            6.00% due 02/01/32.................     82,978      87,273
            6.00% due 05/01/34.................     16,469      17,270
            6.00% due 10/01/34.................    448,132     469,930
            6.00% due 06/01/35.................    150,583     157,626
            6.00% due 07/01/37.................  4,855,522   5,077,019
            6.00% due 08/01/37.................  3,757,167   3,928,560
            6.00% due 10/01/37.................    553,374     578,617
            6.50% due 02/01/35.................     43,002      45,393
            7.50% due 01/01/30.................     10,058      10,904
            7.50% due 09/01/30.................      3,349       3,626
            8.00% due 11/01/28.................     18,069      19,665
            13.00% due 11/01/15................      2,863       3,159
           Federal National Mtg. Assoc. REMIC
            Series 1989-2, Class D
            8.80% due 01/25/19(1)..............     30,925      32,307
            Series 1989-17, Class E
            10.40% due 04/25/19(1).............      3,449       3,747
            Series 2005-12, Class BE
            5.00% due 11/25/30(1)..............    900,000     935,736
                                                           -----------
                                                            38,560,325
                                                           -----------

                                                     SHARES/     MARKET
                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT**    (NOTE 2)
     ---------------------------------------------------------------------
     GOVERNMENT NATIONAL MTG. ASSOC. -- 0.5%
        6.00% due 09/15/38......................... $2,144,847 $ 2,243,945
        7.50% due 07/15/27.........................      9,506      10,246
        7.50% due 10/15/27.........................     61,005      65,754
                                                               -----------
                                                                 2,319,945
                                                               -----------
     TOTAL U.S. GOVERNMENT AGENCIES
        (cost $95,427,801).........................             99,006,286
                                                               -----------
     U.S. GOVERNMENT TREASURIES -- 1.4%
     UNITED STATES TREASURY BONDS -- 1.1%
        3.63% due 04/15/28 TIPS....................  1,253,050   1,544,775
        4.38% due 02/15/38.........................    598,000     679,291
        4.50% due 05/15/38.........................    775,000     904,812
        4.75% due 02/15/37.........................    350,000     419,344
        5.25% due 11/15/28.........................    719,000     884,370
        6.25% due 08/15/23.........................    166,000     218,394
        8.13% due 08/15/19.........................    271,000     392,950
                                                               -----------
                                                                 5,043,936
                                                               -----------
     UNITED STATES TREASURY NOTES -- 0.3%
        2.75% due 02/15/19.........................    690,000     694,313
        3.38% due 07/31/13.........................    130,000     140,644
        3.75% due 11/15/18.........................    331,000     360,816
        3.88% due 09/15/10.........................      7,000       7,333
        3.88% due 05/15/18.........................    162,000     178,706
        4.25% due 08/15/15.........................    198,000     225,596
        4.38% due 12/15/10.........................      1,000       1,062
                                                               -----------
                                                                 1,608,470
                                                               -----------
     TOTAL U.S. GOVERNMENT TREASURIES
        (cost $6,725,568)..........................              6,652,406
                                                               -----------
     COMMON STOCK -- 0.3%
     CELLULAR TELECOM -- 0.0%
       iPCS, Inc.+(6)(23)..........................     17,872     173,537
                                                               -----------
     FOOD-MISC. -- 0.1%
       Wornick Co.+(4)(6)(23)......................      4,592     229,600
                                                               -----------
     GAMBLING (NON-HOTEL) -- 0.0%
       Shreveport Gaming Holdings, Inc.+(4)(6)(23).      2,441      47,136
                                                               -----------
     INDEPENDENT POWER PRODUCERS -- 0.0%
       Mirant Corp.+...............................      1,929      21,991
                                                               -----------
     MEDICAL-DRUGS -- 0.0%
       Triax Pharmaceuticals LLC+(4)(6)(21)(23)....    128,418      53,936
                                                               -----------
     MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
       Critical Care Systems International,
        Inc.+(4)(6)(23)............................      4,107          41
                                                               -----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.2%
       EXCO Resources, Inc.+.......................     77,474     774,740
       Transmeridian Exploration, Inc.+............      5,460          95
                                                               -----------
                                                                   774,835
                                                               -----------
     OIL-FIELD SERVICES -- 0.0%
       Trico Marine Services, Inc.+................     21,747      45,669
                                                               -----------
     TOTAL COMMON STOCK
        (cost $3,109,341)..........................              1,346,745
                                                               -----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                     SHARES/      MARKET
                                                    PRINCIPAL     VALUE
                 SECURITY DESCRIPTION               AMOUNT**     (NOTE 2)
     ---------------------------------------------------------------------
     PREFERRED STOCK -- 0.5%
     BANKS-COMMERCIAL -- 0.1%
       CoBank ACB
        11.00%*....................................     12,063 $    550,592
                                                               ------------
     BANKS-MONEY CENTER -- 0.1%
       Santander Finance Preferred SA
        4.00%(3)...................................     32,800      270,600
                                                               ------------
     BANKS-SUPER REGIONAL -- 0.0%
       Wachovia Capital Trust IX
        6.38%......................................     12,800      179,072
                                                               ------------
     DIVERSIFIED FINANCIAL SERVICES -- 0.0%
       General Electric Capital Corp.
        8.00%(8)...................................      8,582      166,405
                                                               ------------
     FINANCE-MORTGAGE LOAN/BANKER -- 0.0%
       Freddie Mac
        8.38%(3)...................................     11,300        5,198
                                                               ------------
     MEDICAL-DRUGS -- 0.0%
       Triax Pharmaceuticals LLC, Class C
        14.70%(4)(6)(21)(23).......................     39,177       78,353
                                                               ------------
     MEDICAL-GENERIC DRUGS -- 0.2%
       Mylan, Inc.
        6.50%......................................        782      666,608
                                                               ------------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
       Transmeridian Exploration, Inc.
        15.00%(4)(10)..............................      3,851       30,808
                                                               ------------
     SPECIAL PURPOSE ENTITY -- 0.1%
       Structured Repackaged Asset-Backed
        Trust Securities
        3.00%(3)...................................     29,200      357,700
                                                               ------------
     TOTAL PREFERRED STOCK
        (cost $4,030,001)..........................               2,305,336
                                                               ------------
     WARRANTS+ -- 0.0%
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
       Transmeridian Exploration, Inc.
        Expires 12/15/10
        (strike price $4.31)(4)....................     13,811          138
                                                               ------------
     TELECOM SERVICES -- 0.0%
       Leap Wireless International, Inc.
        Expires 04/15/10
        (strike price $96.80)*(4)(6)...............        500            0
                                                               ------------
     TOTAL WARRANTS
        (cost $39,260).............................                     138
                                                               ------------
     TOTAL LONG-TERM INVESTMENT SECURITIES
        (cost $523,164,580)........................             430,579,303
                                                               ------------
     SHORT-TERM INVESTMENT SECURITIES -- 2.1%
     COMMERCIAL PAPER -- 0.3%
       Ford Motor Credit Co. LLC
        5.54% due 04/15/09......................... $1,700,000    1,664,624
                                                               ------------
     TIME DEPOSITS -- 1.8%
       Euro Time Deposit with State Street Bank &
        Trust Co.
        0.01% due 04/01/09.........................  8,333,000    8,333,000
                                                               ------------
     TOTAL SHORT-TERM INVESTMENT SECURITIES
        (cost $9,997,624)..........................               9,997,624
                                                               ------------

                                                                MARKET
                                                 PRINCIPAL      VALUE
                SECURITY DESCRIPTION             AMOUNT**      (NOTE 2)
       -----------------------------------------------------------------
       REPURCHASE AGREEMENT -- 2.9%
         State Street Bank & Trust Co., Joint
          Repurchase Agreement(19)
          (cost $13,579,000)................... $13,579,000  $ 13,579,000
                                                             ------------
       TOTAL INVESTMENTS --
          (cost $546,741,204)(7)...............        97.4%  454,155,927
       Other assets less liabilities...........         2.5    11,906,178
                                                -----------  ------------
       NET ASSETS --                                  100.0% $466,062,105
                                                ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $41,414,974 representing 8.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**   Denominated in United States Dollars unless otherwise indicated.
+    Non-income producing security
(1)  Collateralized Mortgage Obligation
(2) Variable Rate Security -- the rate reflected is as of March 31, 2009, maturity date reflects the stated maturity date.
(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.
(4)  Fair valued security; see Note 2
(5)  Bond in default
(6) Illiquid security. At March 31, 2009, the aggregate value of these securities was $7,134,865 representing 1.5% of net assets.
(7)  See Note 5 for cost of investments on a tax basis.
(8) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(9)  Perpetual maturity -- maturity date reflects the next call date.
(10) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(11) Income may be received in cash or additional bonds at the discretion of the issuer.
(12) Company has filed for Chapter 11 bankruptcy protection.
(13) Company has filed for Chapter 7 bankruptcy.
(14) Bond is in default and did not pay principal at maturity
(15) Company has filed for bankruptcy in country of issuance.
(16) Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(17) The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(18) A portion of the interest is paid in the form of additional bonds.
(19) See Note 2 for details of Joint Repurchase Agreement.
(20) Interest Only
(21) Consists of more than one class of securities traded together as a unit.
(22) Commercial Mortgage Backed Security

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

(23) To the extent permitted by the Fund's Prospectus, the SunAmerica Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2009, the SunAmerica Strategic Bond Fund held the following restricted securities:

                                                                MARKET
                                PRINCIPAL                       VALUE   % OF
                    ACQUISITION AMOUNT /   ACQUISITION  MARKET   PER    NET
  NAME                 DATE      SHARES       COST      VALUE   SHARE  ASSETS
  ----              ----------- ---------- ----------- -------- ------ ------
  AMC
   Entertainment
   Holdings, Inc.
   6.32% due
   06/15/12 Loan
   Agreement.......   6/8/2007  $  400,000  $390,000
                     9/27/2007      11,051    11,051
                    12/20/2007      11,014    11,014
                     3/19/2008      10,658    11,918
                     6/23/2008       8,532     8,943
                     9/26/2008       8,674     9,108
                    12/19/2008       8,892     9,332
                     3/30/2009       8,115     8,565
                                ----------  --------
                                   466,936   459,931   $210,121 $45.00  0.05%

  Critical Care
   Systems
   International,
   Inc. Common
   Stock...........  7/20/2006       4,107    37,181         41   0.01  0.00

  Holding Gaming
   Borrower LP
   9.25% due
   02/19/13 Loan
   Agreement.......   9/9/2008   1,000,000   940,000    600,000  60.00  0.13

  ICO North
   America, Inc.
   7.50% due
   08/15/09........  8/11/2005     200,000   200,000
                     4/19/2006      65,000    80,925
                      3/5/2008      10,000    10,000
                     9/11/2008      11,000    11,000
                     2/27/2009      11,000    11,000
                                ----------  --------
                                   297,000   312,925     59,400  20.00  0.01

  iPCS, Inc.
   Common
   Stock...........  7/20/2004      17,872   271,129    173,537   9.71  0.04

  Shreveport
   Gaming
   Holdings, Inc.
   Common
   Stock...........  7/29/2005       2,047    47,128
                     7/21/2005         394     9,062
                                ----------  --------
                                     2,441    56,190     47,136  19.31  0.01
  Southern Energy,
   Inc. 7.90% due
   07/15/09........  1/25/2006  $1,125,000  $      0
                      6/6/2006     425,000         0
                                ----------  --------
                                 1,550,000         0   $      0 $ 0.00  0.00%

                                                                 MARKET
                               PRINCIPAL                         VALUE    % OF
                   ACQUISITION AMOUNT /   ACQUISITION   MARKET    PER     NET
 NAME                 DATE      SHARES       COST       VALUE    SHARE   ASSETS
 ----              ----------- ---------- ----------- ---------- ------- ------

 Triax
  Pharmaceuticals
  LLC 11.41%
  due 08/30/11
  Loan
  Agreement.......  8/31/2007  $1,500,000 $1,388,010
                   10/31/2007       3,875      3,875
                    1/10/2008      11,404     11,404
                     4/4/2008      11,239     11,238
                     7/3/2008      11,449     11,449
                    10/9/2008      11,534     19,670
                     1/6/2009      11,751     11,750
                               ---------- ----------
                                1,561,252  1,457,396  $1,407,949 $ 90.18  0.30%

 Triax
  Pharmaceuticals
  LLC Common
  Stock...........  8/31/2007     128,418     53,936      53,936    0.42  0.01

 Triax
  Pharmaceuticals
  LLC Preferred
  Stock...........  8/31/2007      39,177     78,353      78,353    2.00  0.02

 VeraSun Energy
  Corp. 16.50%
  due 11/03/09
  Loan
  Agreement.......  11/3/2008     191,930    191,930
                   12/11/2008   1,643,542  1,643,542
                   12/18/2008     264,528    264,528
                               ---------- ----------
                                2,100,000  2,100,000   2,100,000  100.00  0.45

 Wind Acquisition
  Holdings
  Finance SA
  8.39% due
  12/21/11 Loan
  Agreement....... 12/12/2008   1,420,255    781,140
                     3/9/2009      42,656    264,528
                               ---------- ----------
                                1,462,911  1,045,668   1,053,296   72.00  0.23
 Wornick Co.
  Common
  Stock...........  8/08/2008       4,592    596,039     229,600   50.00  0.05
                                                      ----------          ----
                                                      $6,013,369          1.30%
                                                      ==========          ====

(24) Subsequent to March 31, 2009, the company has filed for Chapter 11 bankruptcy protection.
(25) Security is in default of interest subsequent to March 31, 2009.

REMIC --Real Estate Mortgage Investment Conduit
TIPS --Treasury Inflation Protected Security
AUD --Australian Dollar
BRL --Brazilian Real
CAD --Canadian Dollar
COP --Colombian Peso
EUR --Euro Dollar
GBP --British Pound
HUF --Hungarian Forint
JPY --Japanese Yen
MXN --Mexican Peso
NOK --Norwegian Krone
SEK --Swedish Krona
ZAR --South African Rand

See Notes to Financial Statements

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO PROFILE -- March 31, 2009 -- (unaudited)

INDUSTRY ALLOCATION*

                  Oil Companies-Exploration & Production. 6.6%
                  Medical-Hospitals...................... 5.9
                  Cable/Satellite TV..................... 5.3
                  Transport-Air Freight.................. 5.1
                  Telecom Services....................... 3.7
                  Satellite Telecom...................... 3.6
                  Pipelines.............................. 3.5
                  Telephone-Integrated................... 3.5
                  Casino Hotels.......................... 3.4
                  Finance-Auto Loans..................... 3.1
                  Repurchase Agreements.................. 3.0
                  Medical-Drugs.......................... 2.9
                  Electric-Generation.................... 2.8
                  Electric-Integrated.................... 2.2
                  Special Purpose Entities............... 2.1
                  Medical Products....................... 2.0
                  Diversified Banking Institutions....... 1.7
                  Computer Services...................... 1.6
                  Gambling (Non-Hotel)................... 1.5
                  Independent Power Producers............ 1.5
                  Chemicals-Specialty.................... 1.5
                  Oil-Field Services..................... 1.4
                  Theaters............................... 1.4
                  Food-Retail............................ 1.3
                  Airlines............................... 1.2
                  Casino Services........................ 1.1
                  Diversified Manufacturing Operations... 1.0
                  Energy-Alternate Sources............... 1.0
                  Diversified Financial Services......... 1.0
                  Agricultural Chemicals................. 0.9
                  Medical-HMO............................ 0.9
                  Physicians Practice Management......... 0.9
                  Electronic Components-Semiconductors... 0.9
                  Advertising Services................... 0.8
                  Storage/Warehousing.................... 0.8
                  Paper & Related Products............... 0.8
                  Direct Marketing....................... 0.8
                  Decision Support Software.............. 0.7
                  Containers-Metal/Glass................. 0.7
                  Electronics-Military................... 0.7
                  Food-Meat Products..................... 0.7
                  Steel-Producers........................ 0.7
                  Human Resources........................ 0.6
                  Retail-Petroleum Products.............. 0.6
                  Distribution/Wholesale................. 0.6
                  Insurance Brokers...................... 0.5
                  Transport-Services..................... 0.5
                  Real Estate Investment Trusts.......... 0.5
                  Seismic Data Collection................ 0.5
                  Retail-Restaurants..................... 0.4
                  Hotels/Motels.......................... 0.4
                  Metal-Diversified...................... 0.4
                  Television............................. 0.4
                  Consumer Products-Misc................. 0.4
                  Medical Information Systems............ 0.4
                  Funeral Services & Related Items....... 0.4
                  Applications Software.................. 0.4
                  Multimedia............................. 0.3
                  Chemicals-Diversified.................. 0.3
                  Building-Residential/Commercial........ 0.3

                 Food-Misc..............................  0.3%
                 Rental Auto/Equipment..................  0.3
                 Printing-Commercial....................  0.3
                 Building & Construction Products-Misc..  0.3
                 Mining.................................  0.3
                 Gas-Distribution.......................  0.3
                 Broadcast Services/Program.............  0.2
                 Non-Hazardous Waste Disposal...........  0.2
                 Transactional Software.................  0.1
                 Drug Delivery Systems..................  0.1
                 Metal-Aluminum.........................  0.1
                 Beverages-Non-alcoholic................  0.1
                 Research & Development.................  0.1
                 Retail-Drug Store......................  0.1
                 Aerospace/Defense......................  0.1
                 Publishing-Periodicals.................  0.1
                 Consulting Services....................  0.1
                 Rubber-Tires...........................  0.1
                                                         ----
                                                         97.3%
                                                         ====

CREDIT QUALITY+#

                               BBB........   3.3%
                               BB.........  23.1
                               B..........  34.9
                               CCC........  20.6
                               CC.........   1.3
                               C..........   0.2
                               Below C....   5.3
                               Not Rated@.  11.3
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets.
@Represents debt issues that either have no rating or the rating is unavailable from the data source.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009


                                                                 MARKET
                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
      -------------------------------------------------------------------
      CONVERTIBLE BONDS & NOTES -- 0.2%
      DRUG DELIVERY SYSTEMS -- 0.2%
        Nektar Therapeutics
         Sub. Notes
         3.25% due 09/28/12........................ $  250,000 $  161,875
                                                               ----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.0%
        Spansion, Inc.
         Senior Sub. Notes
         2.25% due 06/15/16*(8)(9).................  1,845,000      4,613
                                                               ----------
      TELECOM SERVICES -- 0.0%
        ICO North America, Inc.
         Notes
         7.50% due 08/15/09(1)(2)(18)(20)..........     84,000     16,800
                                                               ----------
      TOTAL CONVERTIBLE BONDS & NOTES
         (cost $1,876,249).........................               183,288
                                                               ----------
      CORPORATE BONDS & NOTES -- 76.1%
      ADVERTISING SERVICES -- 0.8%
        R.H. Donnelley, Inc.
         Company Guar. Bonds
         11.75% due 05/15/15*(3)...................    573,000     74,490
        Visant Corp.
         Company Guar. Notes
         7.63% due 10/01/12........................    225,000    213,187
        Visant Holding Corp.
         Senior Notes
         10.25% due 12/01/13(4)....................    655,000    609,150
                                                               ----------
                                                                  896,827
                                                               ----------
      AEROSPACE/DEFENSE -- 0.1%
        Hawker Beechcraft Acquisition Co. LLC
         Company Guar. Notes
         9.75% due 04/01/17........................    608,000    103,360
                                                               ----------
      AGRICULTURAL CHEMICALS -- 0.9%
        Terra Capital, Inc.
         Company Guar. Notes
         7.00% due 02/01/17........................    700,000    644,000
        The Mosaic Co.
         Senior Notes
         7.38% due 12/01/14*.......................    400,000    392,000
                                                               ----------
                                                                1,036,000
                                                               ----------
      AIRLINES -- 1.2%
        American Airlines, Inc.
         Pass Through Certs.
         Series 2001-1, Class A-2
         6.82% due 05/23/11........................    775,000    542,500
        American Airlines, Inc.
         Pass Through Certs.
         Series 2001-2, Class A-2
         7.86% due 10/01/11........................    675,000    546,750
        Delta Air Lines, Inc.
         Pass Through Certs.
         Series 2000-1, Class A-1
         7.38% due 05/18/10........................    199,093    187,148

                                                                   MARKET
                                                      PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT     (NOTE 2)
     ---------------------------------------------------------------------
     AIRLINES (CONTINUED)
       United AirLines, Inc.
        Pass Through Certs.
        Series 2001-1, Class A-2
        6.20% due 12/31/49........................... $   13,757 $   13,138
                                                                 ----------
                                                                  1,289,536
                                                                 ----------
     APPLICATIONS SOFTWARE -- 0.4%
       SS&C Technologies, Inc.
        Company Guar. Notes
        11.75% due 12/01/13..........................    475,000    403,750
                                                                 ----------
     AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 0.0%
       Exide Corp.
        Notes
        10.00% due 03/15/25+(1)(2)...................  1,650,000          0
                                                                 ----------
     BROADCAST SERVICES/PROGRAM -- 0.2%
       Fisher Communications, Inc.
        Senior Notes
        8.63% due 09/15/14...........................    326,000    277,100
                                                                 ----------
     BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.3%
       Associated Materials, Inc.
        Senior Sub. Notes
        9.75% due 04/15/12...........................    275,000    217,250
       Interline Brands, Inc.
        Senior Sub. Notes
        8.13% due 06/15/14...........................     97,000     86,815
                                                                 ----------
                                                                    304,065
                                                                 ----------
     BUILDING PRODUCTS-WOOD -- 0.0%
       Masonite Corp.
        Company Guar. Notes
        11.00% due 04/06/15+(8)(9)...................    552,000      5,520
                                                                 ----------
     CABLE/SATELLITE TV -- 5.3%
       CCH I LLC/CCH I Capital Corp.
        Senior Notes
        11.00% due 10/01/15+(8)(9)...................    326,000     32,600
       CCH II LLC/CCH II Capital Corp.
        Senior Notes, Series B
        10.25% due 09/15/10+(8)(9)...................    440,000    391,600
       CCH II LLC/CCH II Capital Corp.
        Senior Notes
        10.25% due 09/15/10+(8)(9)...................    565,000    508,500
       CCH II LLC/CCH II Capital Corp.
        Company Guar. Notes
        10.25% due 10/01/13+*(8)(9)..................     45,000     39,150
       CCO Holdings LLC/CCO Holdings Capital Corp.
        Senior Notes
        8.75% due 11/15/13+(8)(9)....................  1,878,000  1,568,130
       Charter Communications Operating LLC
        Senior Notes
        10.88% due 09/15/14+*(8)(9)..................  1,162,000  1,127,140
       Charter Communications Operating LLC/Charter
        Communications
        Senior Notes
        8.38% due 04/30/14+*(8)(9)...................    876,000    770,880
       CSC Holdings, Inc.
        Senior Notes
        7.63% due 04/01/11...........................    625,000    620,312

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                                MARKET
                                                   PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT     (NOTE 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (CONTINUED)
        CABLE/SATELLITE TV (CONTINUED)
          DirecTV Holdings LLC/DirecTV
           Financing Co.
           Company Guar. Notes
           7.63% due 05/15/16..................... $  745,000 $  730,100
                                                              ----------
                                                               5,788,412
                                                              ----------
        CASINO HOTELS -- 3.4%
          Eldorado Casino Corp. (Shreveport)
           Sec. Bonds
           10.00% due 08/01/12(2)(5)..............  1,721,177  1,342,518
          Eldorado Resorts LLC
           Senior Notes
           9.00% due 04/15/14(1)(2)...............  2,675,000  2,407,500
                                                              ----------
                                                               3,750,018
                                                              ----------
        CASINO SERVICES -- 0.3%
          Indianapolis Downs LLC & Capital Corp.
           Senior Sec. Notes
           11.00% due 11/01/12*...................    450,000    240,750
          Snoqualmie Entertainment Authority
           Senior Sec. Notes
           9.13% due 02/01/15*....................    550,000    143,000
                                                              ----------
                                                                 383,750
                                                              ----------
        CHEMICALS-DIVERSIFIED -- 0.3%
          Huntsman LLC
           Senior Notes
           11.63% due 10/15/10....................    375,000    371,250
                                                              ----------
        CHEMICALS-SPECIALTY -- 1.5%
          Huntsman International LLC
           Senior Sub. Notes
           7.38% due 01/01/15.....................     70,000     28,700
          Huntsman International LLC
           Company Guar. Notes
           7.88% due 11/15/14.....................    944,000    387,040
          Johnsondiversey Holdings, Inc.
           Company Guar. Notes
           9.63% due 05/15/12.....................    675,000    610,875
          Momentive Performance Materials, Inc.
           Company Guar. Notes
           9.75% due 12/01/14.....................    350,000    103,250
          Momentive Performance Materials, Inc.
           Company Guar. Notes
           11.50% due 12/01/16....................  1,320,000    247,500
          Tronox Worldwide LLC
           Company Guar. Notes
           9.50% due 12/01/12+(8)(9)..............  1,627,000    215,577
                                                              ----------
                                                               1,592,942
                                                              ----------
        COMPUTER SERVICES -- 0.9%
          Compucom Systems, Inc.
           Senior Sub. Notes
           12.50% due 10/01/15*...................    900,000    522,000
          Sungard Data Systems, Inc.
           Senior Notes
           5.13% due 02/28/14*....................    550,000    484,000
                                                              ----------
                                                               1,006,000
                                                              ----------

                                                                 MARKET
                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
      -------------------------------------------------------------------
      CONSULTING SERVICES -- 0.1%
        FTI Consulting, Inc.
         Company Guar. Notes
         7.75% due 10/01/16........................ $   75,000 $   74,813
                                                               ----------
      CONSUMER PRODUCTS-MISC. -- 0.4%
        American Achievement Corp.
         Company Guar. Notes
         8.25% due 04/01/12*.......................    587,000    425,575
                                                               ----------
      CONTAINERS-METAL/GLASS -- 0.7%
        Crown Cork & Seal Co., Inc.
         Debentures
         8.00% due 04/15/23........................    875,000    778,750
                                                               ----------
      CONTAINERS-PAPER/PLASTIC -- 0.0%
        Jefferson Smurfit Corp.
         Senior Notes
         8.25% due 10/01/12+(8)(9).................    310,000     38,750
                                                               ----------
      DECISION SUPPORT SOFTWARE -- 0.7%
        Vangent, Inc.
         Company Guar. Notes
         9.63% due 02/15/15........................  1,225,000    796,250
                                                               ----------
      DIRECT MARKETING -- 0.8%
        Affinity Group, Inc.
         Company Guar. Notes
         9.00% due 02/15/12........................  1,500,000    832,500
                                                               ----------
      DISTRIBUTION/WHOLESALE -- 0.6%
        KAR Holdings, Inc.
         Company Guar. Notes
         5.17% due 05/01/14(6).....................    675,000    317,250
        KAR Holdings, Inc.
         Company Guar. Notes
         8.75% due 05/01/14........................    590,000    312,700
                                                               ----------
                                                                  629,950
                                                               ----------
      DIVERSIFIED BANKING INSTITUTIONS -- 1.7%
        GMAC LLC
         Company Guar. Notes
         6.00% due 12/15/11*.......................  1,123,000    764,549
        GMAC LLC
         Company Guar. Notes
         6.88% due 09/15/11*.......................    693,000    492,460
        GMAC LLC
         Company Guar. Notes
         7.75% due 01/19/10*.......................    675,000    567,081
                                                               ----------
                                                                1,824,090
                                                               ----------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.4%
        Harland Clarke Holdings Corp.
         Notes
         5.17% due 05/01/14(6).....................    500,000    168,750
        Harland Clarke Holdings Corp.
         Notes
         9.50% due 05/15/15........................    575,000    254,438
                                                               ----------
                                                                  423,188
                                                               ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                                    MARKET
                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
    -----------------------------------------------------------------------
    CORPORATE BONDS & NOTES (CONTINUED)
    ELECTRIC-GENERATION -- 2.8%
      Edison Mission Energy
       Senior Notes
       7.20% due 05/15/19............................. $  680,000 $  472,600
      Edison Mission Energy
       Senior Notes
       7.63% due 05/15/27.............................    465,000    279,000
      Homer City Funding LLC
       Senior Notes
       8.14% due 10/01/19.............................    343,650    281,793
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs.
       Series B
       9.24% due 07/02/17.............................    517,236    492,668
      Reliant Energy Mid-Atlantic Power Holdings LLC
       Pass Through Certs.
       Series C
       9.68% due 07/02/26.............................    125,000    112,500
      Sithe/Independence Funding Corp.
       Senior Notes
       9.00% due 12/30/13.............................    484,470    444,695
      The AES Corp.
       Senior Notes
       8.00% due 10/15/17.............................    805,000    690,287
      The AES Corp.
       Senior Notes
       8.00% due 06/01/20*............................    425,000    344,250
                                                                  ----------
                                                                   3,117,793
                                                                  ----------
    ELECTRIC-INTEGRATED -- 2.2%
      Energy Future Holdings Corp.
       Company Guar. Notes
       10.88% due 11/01/17............................    425,000    274,125
      Mirant Americas Generation LLC
       Senior Notes
       8.50% due 10/01/21.............................    665,000    492,100
      Mirant Mid-Atlantic LLC
       Pass Through Certs.
       Series B
       9.13% due 06/30/17.............................    289,827    272,800
      Southern Energy, Inc.
       Notes
       7.90% due 07/15/09+(1)(2)(20)..................  3,525,000          0
      Texas Competitive Electric Holdings Co., LLC
       Series A
       Company Guar. Notes
       10.25% due 11/01/15............................  1,480,000    740,000
      Texas Competitive Electric Holdings Co., LLC
       Series B
       Company Guar. Notes
       10.25% due 11/01/15............................    190,000     95,000
      Texas Competitive Electric Holdings Co., LLC
       Company Guar. Notes
       10.50% due 11/01/16(18)........................  1,545,000    579,375
                                                                  ----------
                                                                   2,453,400
                                                                  ----------

                                                                 MARKET
                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
      -------------------------------------------------------------------
      ELECTRONIC COMPONENTS-MISC. -- 0.0%
        Sanmina-SCI Corp.
         Company Guar. Notes
         6.75% due 03/01/13........................ $  125,000 $   48,750
                                                               ----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.9%
        Advanced Micro Devices, Inc.
         Senior Notes
         7.75% due 11/01/12........................    492,000    261,375
        Amkor Technology, Inc.
         Senior Notes
         7.75% due 05/15/13........................    295,000    237,475
        Freescale Semiconductor, Inc.
         Company Guar. Notes
         9.13% due 12/15/14(18)....................    415,000     31,125
        Spansion LLC
         Senior Sec. Notes
         4.39% due 06/01/13*+(6)(8)(9).............  1,950,000    438,750
        Spansion LLC
         Senior Notes
         11.25% due 01/15/16*+(8)(9)...............    115,000      2,587
                                                               ----------
                                                                  971,312
                                                               ----------
      ELECTRONICS-MILITARY -- 0.7%
        L-3 Communications Corp.
         Company Guar. Notes
         6.13% due 07/15/13........................    775,000    744,000
                                                               ----------
      ENERGY-ALTERNATE SOURCES -- 0.0%
        VeraSun Energy Corp.
         Sec. Notes
         9.88% due 12/15/12+(8)(9).................     20,000     19,200
                                                               ----------
      FINANCE-AUTO LOANS -- 3.1%
        Ford Motor Credit Co. LLC
         Senior Notes
         5.70% due 01/15/10........................  1,425,000  1,220,599
        Ford Motor Credit Co. LLC
         Senior Notes
         7.38% due 02/01/11........................  1,725,000  1,303,598
        Ford Motor Credit Co. LLC
         Notes
         7.88% due 06/15/10........................  1,000,000    826,405
                                                               ----------
                                                                3,350,602
                                                               ----------
      FOOD-MEAT PRODUCTS -- 0.2%
        Smithfield Foods, Inc.
         Senior Notes
         7.75% due 05/15/13........................    180,000    120,600
        Tyson Foods, Inc.
         Senior Notes
         10.50% due 03/01/14*......................    150,000    153,000
                                                               ----------
                                                                  273,600
                                                               ----------
      FOOD-RETAIL -- 0.5%
        SUPERVALU, Inc.
         Notes
         7.88% due 08/01/09........................    500,000    500,625
                                                               ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                               MARKET
                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 2)
        ---------------------------------------------------------------
        CORPORATE BONDS & NOTES (CONTINUED)
        FUNERAL SERVICES & RELATED ITEMS -- 0.4%
          Service Corp. International
           Debentures
           7.88% due 02/01/13.................... $  425,000 $  405,875
                                                             ----------
        GAMBLING (NON-HOTEL) -- 0.5%
          Downstream Development Authority
           Senior Sec. Notes
           12.00% due 10/15/15*..................    725,000    188,500
          Greektown Holdings LLC
           Senior Notes
           10.75% due 12/01/13*+(8)(9)...........    489,000     24,450
          Waterford Gaming LLC
           Senior Notes
           8.63% due 09/15/14*...................    610,000    366,000
                                                             ----------
                                                                578,950
                                                             ----------
        GAS-DISTRIBUTION -- 0.3%
          MXEnergy Holdings, Inc.
           Senior Notes
           9.13% due 08/01/11(6).................    900,000    292,500
                                                             ----------
        HOME FURNISHINGS -- 0.0%
          Simmons Co.
           Senior Disc. Notes
           10.00% due 12/15/14(4)................     44,000        440
                                                             ----------
        HOTEL/MOTELS -- 0.4%
          Gaylord Entertainment Co.
           Company Guar. Notes
           6.75% due 11/15/14....................    741,000    455,715
                                                             ----------
        HUMAN RESOURCES -- 0.6%
          Team Health, Inc.
           Company Guar. Notes
           11.25% due 12/01/13...................    792,000    689,040
                                                             ----------
        INDEPENDENT POWER PRODUCERS -- 1.5%
          Mirant North America LLC
           Senior Notes
           7.38% due 12/31/13....................    325,000    294,125
          NRG Energy, Inc.
           Company Guar. Notes
           7.38% due 02/01/16....................    740,000    688,200
          Orion Power Holdings, Inc.
           Senior Notes
           12.00% due 05/01/10...................    300,000    309,375
          Reliant Energy, Inc.
           Senior Notes
           7.88% due 12/31/17....................    440,000    347,600
                                                             ----------
                                                              1,639,300
                                                             ----------
        INSURANCE BROKERS -- 0.5%
          USI Holdings Corp.
           Senior Sub. Notes
           9.75% due 05/15/15*...................  1,225,000    551,250
                                                             ----------
        MEDICAL INFORMATION SYSTEMS -- 0.4%
          Spheris, Inc.
           Senior Sub. Notes
           11.00% due 12/15/12...................  1,175,000    420,063
                                                             ----------

                                                                 MARKET
                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
       -----------------------------------------------------------------
       MEDICAL PRODUCTS -- 1.4%
         Biomet, Inc.
          Company Guar. Notes
          10.00% due 10/15/17...................... $   80,000 $   79,200
         Biomet, Inc.
          Company Guar. Notes
          10.38% due 10/15/17(18)..................    964,000    814,580
         DJO Finance LLC/DJO Finance Corp.
          Company Guar. Notes
          10.88% due 11/15/14......................    250,000    185,625
         Universal Hospital Services, Inc.
          Senior Sec. Notes
          5.94% due 06/01/15(6)....................    685,000    496,625
                                                               ----------
                                                                1,576,030
                                                               ----------
       MEDICAL-DRUGS -- 0.8%
         Axcan Intermediate Holdings, Inc.
          Senior Notes
          9.25% due 03/01/15.......................    600,000    580,500
         Axcan Intermediate Holdings, Inc.
          Senior Notes
          12.75% due 03/01/16......................    299,000    278,817
                                                               ----------
                                                                  859,317
                                                               ----------
       MEDICAL-HMO -- 0.9%
         Multiplan, Inc.
          Senior Sub. Notes
          10.38% due 04/15/16*.....................  1,250,000  1,018,750
                                                               ----------
       MEDICAL-HOSPITALS -- 4.2%
         Community Health Systems, Inc.
          Company Guar. Notes
          8.88% due 07/15/15.......................    700,000    661,500
         HCA, Inc.
          Senior Notes
          6.25% due 02/15/13.......................    700,000    525,000
         HCA, Inc.
          Senior Notes
          7.88% due 02/01/11.......................    550,000    532,125
         HCA, Inc.
          Senior Notes
          8.75% due 09/01/10.......................    265,000    263,675
         HCA, Inc.
          Senior Sec. Notes
          9.25% due 11/15/16.......................    875,000    796,250
         HCA, Inc.
          Senior Sec. Notes
          9.63% due 11/15/16(18)...................    950,000    757,625
         Health Management Associates, Inc.
          Senior Notes
          6.13% due 04/15/16.......................    625,000    510,937
         IASIS Healthcare LLC/IASIS Capital Corp.
          Company Guar. Notes
          8.75% due 06/15/14.......................    546,000    513,240
                                                               ----------
                                                                4,560,352
                                                               ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)



                                                                  MARKET
                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (CONTINUED)
     METAL-ALUMINUM -- 0.4%
       Noranda Aluminum Acquisition Corp.
        Company Guar. Notes
        6.60% due 11/15/14(6)(18)................... $  945,000 $  292,950
       Noranda Aluminum Holding Corp.
        Senior Notes
        8.35% due 11/15/14(6)(18)...................    750,000    153,750
                                                                ----------
                                                                   446,700
                                                                ----------
     METAL-DIVERSIFIED -- 0.4%
       Freeport-McMoRan Copper & Gold, Inc.
        Senior Notes
        8.38% due 04/01/17..........................    475,000    444,125
                                                                ----------
     MULTIMEDIA -- 0.1%
       Haights Cross Operating Co.
        Senior Notes
        11.75% due 08/15/11.........................    325,000    125,125
                                                                ----------
     NON-FERROUS METALS -- 0.0%
       Renco Metals, Inc.
        Bonds
        11.50% due 07/01/03+(1)(2)(11)(12)..........  2,150,000          0
                                                                ----------
     NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
       Waste Services, Inc.
        Senior Sub. Notes
        9.50% due 04/15/14..........................    250,000    188,125
                                                                ----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 5.4%
       Atlas Energy Resources LLC
        Senior Notes
        10.75% due 02/01/18*........................    600,000    439,500
       Belden & Blake Corp.
        Company Guar. Sec. Notes
        8.75% due 07/15/12..........................    390,000    271,050
       Brigham Exploration Co.
        Company Guar. Notes
        9.63% due 05/01/14..........................    760,000    231,800
       Chaparral Energy, Inc.
        Company Guar. Notes
        8.50% due 12/01/15..........................    610,000    210,450
       Chesapeake Energy Corp.
        Senior Notes
        6.63% due 01/15/16..........................  1,250,000  1,040,625
       Chesapeake Energy Corp.
        Senior Notes
        9.50% due 02/15/15..........................    375,000    364,687
       Dune Energy, Inc.
        Senior Sec. Notes
        10.50% due 06/01/12.........................    350,000     82,250
       Encore Acquisition Co.
        Senior Sub. Notes
        6.00% due 07/15/15..........................    500,000    367,500
       Encore Acquisition Co.
        Senior Sub. Notes
        6.25% due 04/15/14..........................    115,000     89,700
       Energy Partners, Ltd.
        Senior Notes
        9.75% due 04/15/14(3)(21)...................    645,000    151,575

                                                              MARKET
                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT     (NOTE 2)
         -------------------------------------------------------------
         OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
           Hilcorp Energy I LP
            Senior Notes
            7.75% due 11/01/15*................. $  195,000 $  142,350
           Linn Energy LLC
            Senior Notes
            9.88% due 07/01/18*.................    450,000    369,000
           Plains Exploration & Production Co.
            Company Guar. Notes
            7.75% due 06/15/15..................    350,000    301,000
           Plains Exploration & Production Co.
            Company Guar. Notes
            10.00% due 03/01/16.................    375,000    354,375
           Quicksilver Resources, Inc.
            Senior Notes
            8.25% due 08/01/15..................    500,000    322,500
           Sabine Pass LNG LP
            Senior Sec. Notes
            7.50% due 11/30/16..................  1,655,000  1,108,850
           Transmeridian Exploration, Inc.
            Company Guar. Notes
            12.00% due 12/15/10+(8)(9)..........    650,000     32,500
                                                            ----------
                                                             5,879,712
                                                            ----------
         OIL-FIELD SERVICES -- 0.7%
           Helix Energy Solutions Group, Inc.
            Senior Notes
            9.50% due 01/15/16*.................    435,000    256,650
           Key Energy Services, Inc.
            Company Guar. Notes
            8.38% due 12/01/14..................    300,000    189,000
           Oslo Seismic Services, Inc.
            1st Mtg. Bonds
            8.28% due 06/01/11..................    355,365    361,900
                                                            ----------
                                                               807,550
                                                            ----------
         PAPER & RELATED PRODUCTS -- 0.5%
           Caraustar Industries, Inc.
            Notes
            7.38% due 06/01/09..................    535,000    248,775
           Georgia-Pacific LLC
            Company Guar. Notes
            7.13% due 01/15/17*.................    290,000    268,250
                                                            ----------
                                                               517,025
                                                            ----------
         PHYSICIANS PRACTICE MANAGEMENT -- 0.9%
           US Oncology, Inc.
            Company Guar. Notes
            10.75% due 08/15/14.................  1,100,000  1,012,000
                                                            ----------
         PIPELINES -- 3.5%
           Copano Energy LLC
            Company Guar. Notes
            8.13% due 03/01/16..................    925,000    781,625
           Dynegy-Roseton Danskammer
            Pass Through Certs.,
            Series B
            7.67% due 11/08/16..................  1,725,000  1,306,687

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                               MARKET
                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 2)
        --------------------------------------------------------------
        CORPORATE BONDS & NOTES (CONTINUED)
        PIPELINES (CONTINUED)
          El Paso Corp.
           Senior Sub. Notes
           6.88% due 06/15/14.................... $  700,000 $  623,503
          MarkWest Energy Partners LP /
           MarkWest Energy Finance Corp.
           Senior Notes
           8.75% due 04/15/18....................    850,000    592,875
          NGC Corp. Capital Trust
           Company Guar. Bonds
           8.32% due 06/01/27....................  1,425,000    570,000
                                                             ----------
                                                              3,874,690
                                                             ----------
        PRINTING-COMMERCIAL -- 0.2%
          Valassis Communications, Inc.
           Senior Notes
           8.25% due 03/01/15....................    610,000    263,063
                                                             ----------
        PUBLISHING-PERIODICALS -- 0.1%
          Idearc, Inc.
           Company Guar. Notes
           8.00% due 11/15/16+(8)(9).............    838,000     21,998
          The Reader's Digest Association, Inc.
           Company Guar. Notes
           9.00% due 02/15/17....................  1,020,000     71,400
                                                             ----------
                                                                 93,398
                                                             ----------
        REAL ESTATE INVESTMENT TRUSTS -- 0.5%
          Omega Healthcare Investors, Inc.
           Senior Notes
           7.00% due 04/01/14....................    555,000    510,600
                                                             ----------
        RECYCLING -- 0.0%
          Aleris International, Inc.
           Company Guar. Notes
           9.00% due 12/15/14(8)(9)(18)..........  2,145,000      1,502
                                                             ----------
        RENTAL AUTO/EQUIPMENT -- 0.3%
          Rental Service Corp.
           Notes
           9.50% due 12/01/14....................    660,000    323,400
                                                             ----------
        RESEARCH & DEVELOPMENT -- 0.1%
          Alion Science and Technology Corp.
           Company Guar. Notes
           10.25% due 02/01/15...................    930,000    139,500
                                                             ----------
        RETAIL-DRUG STORE -- 0.1%
          Rite Aid Corp.
           Company Guar. Notes
           9.50% due 06/15/17....................    604,000    138,920
                                                             ----------
        RETAIL-PETROLEUM PRODUCTS -- 0.6%
          Ferrellgas Partners LP
           Senior Notes
           6.75% due 05/01/14*...................    425,000    357,000
          Inergy LP/Inergy Finance Corp.
           Company Guar. Notes
           8.25% due 03/01/16....................    325,000    308,750
                                                             ----------
                                                                665,750
                                                             ----------

                                                                 MARKET
                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
      ------------------------------------------------------------------
      RETAIL-RESTAURANTS -- 0.4%
        NPC International, Inc.
         Company Guar. Notes
         9.50% due 05/01/14........................ $  630,000 $  491,400
                                                               ----------
      RUBBER-TIRES -- 0.1%
        Cooper Standard Automotive, Inc.
         Company Guar. Notes
         8.38% due 12/15/14........................    985,000     68,950
                                                               ----------
      RUBBER/PLASTIC PRODUCTS -- 0.0%
        Venture Holdings Co. LLC
         Company Guar. Notes
         11.00% due 06/01/07+(1)(2)(9)(11).........    550,000         55
                                                               ----------
      SATELLITE TELECOM -- 0.7%
        Telesat Canada/Telesat LLC
         Senior Notes
         11.00% due 11/01/15*......................    875,000    743,750
                                                               ----------
      SEISMIC DATA COLLECTION -- 0.5%
        Seitel, Inc.
         Senior Notes
         9.75% due 02/15/14........................  1,125,000    497,813
                                                               ----------
      SPECIAL PURPOSE ENTITIES -- 1.9%
        AAC Group Holding Corp.
         Senior Notes
         10.25% due 10/01/12*(4)...................  1,100,000    605,000
        Buffalo Thunder Development Authority
         Senior Notes
         9.38% due 12/15/14*(3)....................  1,635,000     98,100
        CCM Merger, Inc.
         Notes
         8.00% due 08/01/13*.......................    500,000    205,000
        Chukchansi Economic Development Authority
         Senior Notes
         6.10% due 11/15/12*(6)....................    100,000     20,750
        Chukchansi Economic Development Authority
         Senior Notes
         8.00% due 11/15/13*.......................  1,000,000    217,500
        FireKeepers Development Authority
         Senior Notes
         13.88% due 05/15/15*......................    875,000    533,750
        Fox Acquisition Sub LLC
         Senior Notes
         13.38% due 07/15/16*......................    625,000    150,000
        Local TV Finance LLC
         Senior Notes
         9.25% due 06/15/15*(18)...................    545,000     54,500
        Southern Star Central Corp.
         Senior Notes
         6.75% due 03/01/16........................    250,000    208,750
                                                               ----------
                                                                2,093,350
                                                               ----------
      STEEL-PRODUCERS -- 0.7%
        Ryerson, Inc.
         Senior Sec. Notes
         12.00% due 11/01/15*......................    725,000    411,438

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                                 MARKET
                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (CONTINUED)
       STEEL-PRODUCERS (CONTINUED)
         Steel Dynamics, Inc.
          Company Guar. Notes
          6.75% due 04/01/15....................... $  450,000 $  304,875
                                                               ----------
                                                                  716,313
                                                               ----------
       STORAGE/WAREHOUSING -- 0.8%
         Mobile Mini, Inc.
          Notes
          6.88% due 05/01/15.......................    555,000    382,950
         Mobile Services Group, Inc.
          Company Guar. Notes
          9.75% due 08/01/14.......................    685,000    508,612
                                                               ----------
                                                                  891,562
                                                               ----------
       TELECOM SERVICES -- 3.0%
         Cincinnati Bell Telephone Co. LLC
          Company Guar. Notes
          7.18% due 12/15/23.......................    375,000    253,125
         Cincinnati Bell Telephone Co. LLC
          Company Guar. Notes
          7.20% due 11/29/23.......................  1,525,000  1,029,375
         Fairpoint Communications, Inc.
          Senior Notes
          13.13% due 04/01/18......................    350,000     66,500
         Fairpoint Communications, Inc.
          Senior Notes
          13.13% due 04/01/18*.....................    699,000    132,810
         PAETEC Holding Corp.
          Company Guar. Notes
          9.50% due 07/15/15.......................  1,370,000    959,000
         Qwest Corp.
          Senior Notes
          7.88% due 09/01/11.......................    175,000    172,375
         Qwest Corp.
          Senior Notes
          8.88% due 03/15/12.......................    700,000    691,250
                                                               ----------
                                                                3,304,435
                                                               ----------
       TELEPHONE-INTEGRATED -- 3.5%
         Cincinnati Bell, Inc.
          Company Guar. Notes
          7.00% due 02/15/15.......................    227,000    208,840
         Cincinnati Bell, Inc.
          Senior Notes
          7.25% due 06/15/23.......................    225,000    172,125
         Sprint Capital Corp.
          Company Guar. Notes
          8.38% due 03/15/12.......................  1,081,000    972,900
         Sprint Capital Corp.
          Company Guar. Notes
          8.75% due 03/15/32.......................  2,611,000  1,749,370
         Valor Telecommunications Enterprises LLC
          Company Guar. Notes
          7.75% due 02/15/15.......................    740,000    719,650
                                                               ----------
                                                                3,822,885
                                                               ----------

                                                           MARKET
                                              PRINCIPAL    VALUE
                 SECURITY DESCRIPTION          AMOUNT     (NOTE 2)
           ---------------------------------------------------------
           TELEVISION -- 0.4%
             LIN Television Corp.
              Senior Sub. Notes
              6.50% due 05/15/13............. $  800,000 $   416,000
             Paxson Communications Corp.
              Senior Sec. Notes
              7.34% due 01/15/13*(3)(18)(21).  2,657,171      23,915
             Young Broadcasting, Inc.
              Senior Sub. Notes
              8.75% due 01/15/14+(8)(9)......    685,000          75
             Young Broadcasting, Inc.
              Company Guar. Notes
              10.00% due 03/01/11+(8)(9).....    635,000          70
                                                         -----------
                                                             440,060
                                                         -----------
           THEATERS -- 1.1%
             AMC Entertainment, Inc.
              Senior Sub. Notes
              8.00% due 03/01/14.............    709,000     581,380
             Cinemark, Inc.
              Senior Notes
              9.75% due 03/15/14(4)..........    625,000     589,062
                                                         -----------
                                                           1,170,442
                                                         -----------
           TRANSACTIONAL SOFTWARE -- 0.1%
             Open Solutions, Inc.
              Company Guar. Notes
              9.75% due 02/01/15*............  1,075,000     162,594
                                                         -----------
           TRANSPORT-AIR FREIGHT -- 5.1%
             Atlas Air, Inc.
              Pass Through Certs.
              Series 1991-1, Class B
              7.63% due 01/02/15+............  5,437,354   3,643,027
             Atlas Air, Inc.
              Pass Through Certs.
              Series 2000-1, Class A
              8.71% due 01/02/20*............    729,150     619,778
             Atlas Air, Inc.
              Pass Through Certs.
              Series 2000-1, Class A
              8.71% due 01/02/20.............     18,509      15,733
             Atlas Air, Inc.
              Pass Through Certs.
              Series 2000-1, Class B
              9.06% due 07/02/17.............  1,301,358   1,275,331
                                                         -----------
                                                           5,553,869
                                                         -----------
           TRANSPORT-SERVICES -- 0.5%
             Bristow Group, Inc.
              Senior Notes
              7.50% due 09/15/17.............    425,000     318,750
             PHI, Inc.
              Company Guar. Notes
              7.13% due 04/15/13.............    340,000     209,525
                                                         -----------
                                                             528,275
                                                         -----------
           TOTAL CORPORATE BONDS & NOTES
              (cost $126,760,086)............             83,476,198
                                                         -----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                                  MARKET
                                                      PRINCIPAL   VALUE
                   SECURITY DESCRIPTION                AMOUNT    (NOTE 2)
      -------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES -- 7.6%
      BUILDING PRODUCTS-DOORS & WINDOWS -- 0.0%
        Masonite International Corp.
         Company Guar. Notes
         11.00% due 04/06/15+(8)(9).................. $  223,000 $  2,230
                                                                 --------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.6%
        Bombardier, Inc.
         Senior Notes
         8.00% due 11/15/14*.........................    885,000  648,263
                                                                 --------
      FOOD-MEAT PRODUCTS -- 0.4%
        JBS SA
         Company Guar. Notes
         9.38% due 02/07/11..........................    275,000  233,750
        JBS SA
         Senior Notes
         10.50% due 08/04/16*........................    325,000  214,500
                                                                 --------
                                                                  448,250
                                                                 --------
      INDEPENDENT POWER PRODUCERS -- 0.0%
        AES Drax Energy, Ltd.
         Sec. Notes
         11.50% due 08/30/10+(2)(8)(10)..............  4,460,000    4,460
                                                                 --------
      MEDICAL PRODUCTS -- 0.6%
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         5.01% due 12/01/13(6).......................    755,000  490,750
        Angiotech Pharmaceuticals, Inc.
         Company Guar. Notes
         7.75% due 04/01/14..........................    370,000  105,450
                                                                 --------
                                                                  596,200
                                                                 --------
      MEDICAL-DRUGS -- 0.7%
        Elan Finance PLC
         Company Guar. Bonds
         7.75% due 11/15/11..........................    970,000  814,800
                                                                 --------
      METAL PROCESSORS & FABRICATION -- 0.0%
        International Utility Structures
         Senior Sub Notes
         10.75% due 02/01/08+(1)(2)(8)(10)...........  2,150,000        0
                                                                 --------
      MULTIMEDIA -- 0.2%
        Quebecor Media, Inc.
         Senior Notes
         7.75% due 03/15/16..........................    325,000  247,000
                                                                 --------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.8%
        Compton Petroleum Finance Corp.
         Company Guar. Notes
         7.63% due 12/01/13..........................    510,000  160,650
        OPTI Canada, Inc.
         Senior Notes
         7.88% due 12/15/14..........................  1,585,000  693,437
                                                                 --------
                                                                  854,087
                                                                 --------
      OIL-FIELD SERVICES -- 0.4%
        North American Energy Partners, Inc.
         Senior Notes
         8.75% due 12/01/11..........................    660,000  481,800
                                                                 --------

                                                                MARKET
                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT     (NOTE 2)
       ----------------------------------------------------------------
       PRINTING-COMMERCIAL -- 0.1%
         Quebecor World Capital Corp.
          Company Guar. Notes
          8.75% due 03/15/16*+(8)(10)............. $1,555,000 $   54,425
                                                              ----------
       SATELLITE TELECOM -- 2.9%
         Intelsat Intermediate Holding Co., Ltd.
          Senior Notes
          zero coupon due 02/01/15*...............  1,000,000    830,000
         Intelsat Subsidiary Holding Co., Ltd.
          Senior Notes
          8.50% due 01/15/13*.....................  1,275,000  1,201,687
         Intelsat Subsidiary Holding Co., Ltd.
          Senior Notes
          8.88% due 01/15/15*.....................  1,275,000  1,182,563
                                                              ----------
                                                               3,214,250
                                                              ----------
       SPECIAL PURPOSE ENTITY -- 0.2%
         Hellas Telecommunications Luxembourg II
          Sub. Notes
          6.88% due 01/15/15*(6)..................  1,025,000    169,125
                                                              ----------
       TELECOM SERVICES -- 0.7%
         Global Crossing UK Finance PLC
          Company Guar. Notes
          10.75% due 12/15/14.....................    835,000    509,350
         Wind Acquisition Finance SA
          Company Guar. Bonds
          10.75% due 12/01/15*....................    250,000    247,500
                                                              ----------
                                                                 756,850
                                                              ----------
       TOTAL FOREIGN CORPORATE BONDS & NOTES
          (cost $17,621,661)......................             8,291,740
                                                              ----------
       LOANS(13)(14) -- 9.2%
       BEVERAGES-NON-ALCOHOLIC -- 0.1%
         Le-Natures, Inc.
          9.39% due 03/01/11+(2)(8)(9)(20)........  1,200,000    142,000
                                                              ----------
       BUILDING-RESIDENTIAL/COMMERCIAL -- 0.3%
         TOUSA, Inc.
          12.25% due 07/31/13+(5)(20).............  1,221,059    366,318
                                                              ----------
       CASINO SERVICES -- 0.7%
         Herbst Gaming, Inc.
          12.50% due 12/02/11+(2)(8)(20)..........    265,517     59,741
         Herbst Gaming, Inc.
          Delayed Draw-Term B
          12.50% due 12/02/11+(2)(8)(20)..........    726,922    163,557
         Holding Gaming Borrower LP
          9.25% due 02/19/13(2)(20)...............  1,000,000    600,000
                                                              ----------
                                                                 823,298
                                                              ----------
       COMPUTER SERVICES -- 0.7%
         CompuCom Systems, Inc.
          4.02% due 08/30/14(2)(20)...............    908,700    726,960
                                                              ----------
       DIVERSIFIED FINANCIAL SERVICES -- 1.0%
         Wind Acquisition Holdings Finance S.A.
          8.39% due 12/21/11(2)(5)(20)............  1,462,911  1,053,296
                                                              ----------
       ENERGY-ALTERNATE SOURCES -- 1.0%
         VeraSun Energy Corp.
          16.50% due 11/03/09+(1)(2)(9)(20).......  1,050,000  1,050,000
                                                              ----------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                     SHARES/     MARKET
                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT     (NOTE 2)
     ---------------------------------------------------------------------
     LOANS (CONTINUED)
     FOOD-RETAIL -- 0.8%
       Dole Foods, Inc.
        2.63% due 04/12/13(2)(20).................. $  199,894 $   182,514
       Dole Foods, Inc.
        Term Loan B
        7.25% due 04/12/13(2)(20)..................     11,171      10,199
       Solvest, Ltd.
        3.25% due 04/12/13(2)(20)..................     32,275      29,469
       Solvest, Ltd.
        4.25% due 04/12/13(2)(20)..................    383,030     349,728
       Solvest, Ltd.
        8.00% due 04/12/13(2)(20)..................    371,060     338,799
                                                               -----------
                                                                   910,709
                                                               -----------
     GAMBLING (NON-HOTEL) -- 0.8%
       Greektown Holdings LLC
        16.75% due 11/11/09(2)(17)(20).............     29,349      24,580
       Greektown Holdings LLC
        16.75% due 06/01/09(2)(20).................    975,840     817,266
                                                               -----------
                                                                   841,846
                                                               -----------
     MEDICAL-DRUGS -- 1.3%
       Triax Pharmaceuticals LLC
        11.41% due 08/30/11(1)(2)(20)..............  1,561,252   1,407,949
                                                               -----------
     MEDICAL-HOSPITALS -- 1.7%
       Capella Healthcare, Inc.
        13.00% due 02/29/16(2)(20).................  1,000,000     890,000
       Iasis Healthcare Corp.
        6.43% due 06/15/14(2)(20)..................  1,177,790   1,003,477
                                                               -----------
                                                                 1,893,477
                                                               -----------
     OIL-FIELD SERVICES -- 0.2%
       Stallion Oilfield Service
        7.74% due 07/30/12(2)(20)..................  2,000,000     170,000
                                                               -----------
     PAPER & RELATED PRODUCTS -- 0.3%
       Boise Paper Holdings LLC
        9.25% due 02/22/15(2)(20)..................  1,000,000     372,500
                                                               -----------
     THEATERS -- 0.3%
       AMC Entertainment Holdings, Inc.
        6.32% due 06/15/12(2)(20)..................    700,403     315,181
                                                               -----------
     TOTAL LOANS
        (cost $16,587,880).........................             10,073,534
                                                               -----------
     COMMON STOCK -- 1.1%
     CASINO SERVICES -- 0.0%
       Capital Gaming International, Inc.+(1)......         77           0
                                                               -----------
     FOOD-MISC. -- 0.3%
       Wornick Co.+(1)(2)(20)......................      7,270     363,500
                                                               -----------
     GAMBLING (NON-HOTEL) -- 0.3%
       Shreveport Gaming Holdings, Inc.+(1)(2)(20).     14,150     273,236
                                                               -----------
     INDEPENDENT POWER PRODUCERS -- 0.0%
       Mirant Corp.+...............................      4,388      50,023
                                                               -----------
     MEDICAL-DRUGS -- 0.1%
       Triax Pharmaceuticals LLC+(1)(2)(16)(20)....    128,418      53,936
                                                               -----------
     MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
       Critical Care Systems International,
        Inc.+(1)(2)(20)............................     69,700         697
                                                               -----------

                                                 SHARES/      MARKET
                                                PRINCIPAL     VALUE
               SECURITY DESCRIPTION              AMOUNT      (NOTE 2)
       ----------------------------------------------------------------
       OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.4%
         EXCO Resources, Inc.+................ $   41,817  $    418,170
         Transmeridian Exploration, Inc.+.....         40             1
                                                           ------------
                                                                418,171
                                                           ------------
       OIL-FIELD SERVICES -- 0.0%
         Trico Marine Services, Inc.+.........     15,559        32,674
                                                           ------------
       TOTAL COMMON STOCK
          (cost $2,602,506)...................                1,192,237
                                                           ------------
       PREFERRED STOCK -- 0.1%
       MEDICAL-DRUGS -- 0.1%
         Triax Pharmaceuticals LLC,
          Class C
          14.70% (1)(2)(16)(20)...............     39,177        78,353
                                                           ------------
       OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
         Transmeridian Exploration, Inc.
          15.00%(1)(5)........................      7,333        58,664
                                                           ------------
       TOTAL PREFERRED STOCK
          (cost $734,543).....................                  137,017
                                                           ------------
       WARRANTS+-- 0.0%
       OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
         Transmeridian Exploration, Inc.
          Expires 12/15/10
          (strike price $4.31)(1).............     44,885           449
                                                           ------------
       TELECOM SERVICES -- 0.0%
         Leap Wireless International, Inc.
          Expires 04/15/10
          (strike price $96.80)*(1)(2)........      2,250             0
                                                           ------------
       TOTAL WARRANTS
          (cost $129,004).....................                      449
                                                           ------------
       TOTAL LONG-TERM INVESTMENT SECURITIES
          (cost $166,311,929).................              103,354,463
                                                           ------------
       REPURCHASE AGREEMENT -- 3.0%
         State Street Bank & Trust Co. Joint
          Repurchase Agreement(19)
          (cost $3,317,000)................... $3,317,000  $  3,317,000
                                                           ------------
       TOTAL INVESTMENTS --
          (cost $169,628,929)(7)..............       97.3%  106,671,463
       Other assets less liabilities..........        2.7     2,949,848
                                               ----------  ------------
       NET ASSETS --                                100.0% $109,621,311
                                               ==========  ============
       BONDS & NOTES SOLD SHORT -- (0.7%)
       GAMBLING (NON-HOTEL) -- (0.7%)
       Pokagon Gaming Authority............... $ (975,000) $   (809,250)
         Senior Notes
          10.37% due 06/15/14
                                                           ------------
       TOTAL BONDS & NOTES SOLD SHORT
        (proceeds $(799,500)).................             $   (809,250)
                                                           ------------

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $19,494,923 representing 17.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security
(1)Fair valued security; see Note 2
(2)Illiquid security. At March 31,2009, the aggregate value of these securities was $14,248,271 representing 13.0% of net assets.
(3)Security is in default of interest subsequent to March 31,2009.
(4)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(5)PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31,2009.
(7)See Note 3 for cost of investments on a tax basis.
(8)Security in default
(9)Company has filed for Chapter 11 bankruptcy protection.
(10)Company has filed for bankruptcy in country of issuance.
(11)Bond is in default and did not pay principal at maturity.
(12)Company has filed for Chapter 7 bankruptcy protection.
(13)The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(14)Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)A portion of the interest is paid in the form of additional bonds.
(16)Consist of more than one class of securities traded together as a unit.
(17)Loan is subject to an unfunded loan commitment. See Note 11 for details.
(18)Income may be received in cash or additional bonds at the discretion of the issuer.
(19)See Note 2 for details of Joint Repurchase Agreement.
(20)To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2009, the High Yield Bond Fund held the following restricted securities:

                                                                 MARKET
                                                                 VALUE   % OF
                     ACQUISITION PRINCIPAL/ ACQUISITION  MARKET   PER    NET
  NAME                  DATE       SHARES      COST      VALUE   SHARE  ASSETS
  ----               ----------- ---------- ----------- -------- ------ ------
  AMC
   Entertainment
   Holdings
   6.32% due
   06/15/12
   Loan
   Agreement........   6/8/2007  $  600,000  $585,000
                      9/17/2007      16,576    16,576
                     12/20/2007      16,521    16,521
                      3/19/2008      15,988    15,988
                      6/23/2008      12,798    12,798
                      9/25/2008      13,010    16,168
                     12/19/2008      13,339    13,339
                      3/17/2009      12,171    13,507
                                 ----------  --------
                                    700,403   689,897   $315,181 $45.00  0.29%

  Boise Paper
   Holdings LLC
   10.50% due
   02/22/15
   Loan
   Agreement........  2/20/2008   1,000,000   932,455    372,500  37.25  0.34%

  Capella
   Healthcare, Inc.
   13.00% due
   02/29/16
   Loan
   Agreement........   3/3/2008   1,000,000   991,326    890,000  89.00  0.81%

  CompuCom
   Systems, Inc.
   4.02% due
   08/30/14
   Loan
   Agreement........  3/31/2008     908,700   878,343    726,960  80.00  0.66%

  Critical Care
   Systems
   International,
   Inc.
   Common
   Stock............  7/20/2006      69,700         0        697   0.01  0.00%

  Dole Foods, Inc
   2.63% due
   04/12/13
   Loan
   Agreement........  2/11/2009     199,894   183,122    182,514  91.31  0.17%

  Dole Foods, Inc
   7.25% due
   04/12/13
   Loan
   Agreement........  3/31/2009      11,171    10,233     10,199  91.30  0.01%

  Greektown
   Holdings LLC
   16.75% due
   11/11/09
   Loan
   Agreement........  2/20/2009      29,349    29,349     24,580  83.75  0.02%

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                                 MARKET
                                                                 VALUE   % OF
                    ACQUISITION PRINCIPAL/ ACQUISITION  MARKET    PER    NET
  NAME                 DATE       SHARES      COST      VALUE    SHARE  ASSETS
  ----              ----------- ---------- ----------- --------- ------ ------

  Greektown
   Holdings LLC
   16.75% due
   06/01/09 Loan
   Agreement.......   6/6/2008     89,634      89,683
                      6/6/2008     82,642      82,642
                      6/6/2008    225,647     223,845
                      6/6/2008     47,997      49,042
                     8/11/2008    118,762     118,762
                     10/8/2008     74,505      74,505
                     11/5/2008     89,259      89,259
                    12/16/2008    101,465     101,465
                    12/30/2008     70,932      70,932
                     2/20/2009     69,807      69,807
                     2/27/2009        931         931
                     3/31/2009      4,259       4,259
                                ---------   ---------
                                  975,840     975,132    817,266 83.75   0.75%

  Herbst Gaming,
   Inc. 12.50% due
   12/02/11
   Loan
   Agreement.......  3/26/2008      1,526       1,602
                     3/26/2008     90,617      76,694
                     3/26/2008    173,374     123,529
                                ---------   ---------
                                  265,517     201,825     59,741 22.50   0.05%

  Herbst Gaming,
   Inc. Delayed
   Draw-Term B,
   Tranche 2
   12.50% due
   12/02/11
   Loan
   Agreement.......  3/26/2008    564,394     567,516
                     3/26/2008     51,891      36,973
                      8/5/2008    110,637      92,849
                                ---------   ---------
                                  726,922     604,489    163,557 22.50   0.15%

  Holding Gaming
   Borrower LP
   9.25% due
   02/19/13
   Loan
   Agreement.......  8/19/2008  1,000,000     944,715    600,000 60.00   0.55%

  Iasis Healthcare
   Corp. 6.43%
   due 06/15/14
   Loan
   Agreement.......  4/13/2007  1,000,000     985,415
                     7/26/2007     26,516      26,516
                    10/31/2007     27,834      27,834
                     1/31/2008     28,396      28,397
                      5/1/2008     23,503      23,502
                      8/5/2008     22,825      24,979
                    10/28/2008     23,208      23,208
                     1/28/2009     25,508      25,933
                                ---------   ---------
                                1,177,790   1,165,784  1,003,477 85.20   0.92%

                                                                 MARKET
                                                                 VALUE   % OF
                      ACQUISITION PRINCIPAL/ ACQUISITION MARKET   PER    NET
 NAME                    DATE       SHARES      COST     VALUE   SHARE  ASSETS
 ----                 ----------- ---------- ----------- ------- ------ ------

 ICO North America,
  Inc. 7.50% due
  08/15/09...........  8/11/2005     75,000      75,000
                        3/5/2008      3,000       3,000
                       9/11/2008      3,000       3,000
                       2/24/2009      3,000       3,000
                                  ---------   ---------
                                     84,000      84,000   16,800 20.00   0.02%

 Le-Natures, Inc.
  9.39% due
  03/01/11
  Loan
  Agreement..........  9/26/2006  1,200,000   1,200,000  142,000 11.83   0.13%

 Shreveport Gaming
  Holdings, Inc.
  Common
  Stock..............  7/21/2005      2,321      53,437
                       7/29/2005     11,829     272,336
                                  ---------   ---------
                                     14,150     325,773  273,236 19.31   0.25%

 Solvest, Ltd. 3.25%
  due 04/12/13
  Loan
  Agreement..........  2/11/2009     32,275      29,565   29,469 91.31   0.03%

 Solvest, Ltd. 4.25%
  due 04/12/13
  Loan
  Agreement..........  2/11/2009    383,030     350,880  349,728 91.31   0.32%

 Solvest, Ltd. 8.00%
  due 04/12/13
  Loan
  Agreement..........  2/11/2009    371,060     340,098  338,799 91.31   0.31%

 Southern Energy,
  Inc. 7.90% due
  07/15/09...........  1/10/2006  3,525,000           0        0  0.00   0.00%

 Stallion Oilfield
  Service 7.74%
  due 07/30/12
  Loan
  Agreement..........  7/18/2007  1,000,000   1,000,608
                       12/4/2007  1,000,000     950,000
                                  ---------   ---------
                                  2,000,000   1,950,608  170,000  8.50   0.16%

 TOUSA,Inc. 12.25%
  due 07/31/13
  Loan
  Agreement.......... 10/11/2007  1,022,732     937,282
                       1/16/2008     11,293      11,293
                        3/6/2008     10,700      10,700
                       3/31/2008     26,285      26,285
                       7/24/2008     37,503      37,503
                       10/7/2008     39,014      39,014
                       1/15/2009     37,729      37,729
                       3/31/2009     35,803      35,803
                                  ---------   ---------
                                  1,221,059   1,135,609  366,318 30.00   0.33%

        SUNAMERICA HIGH YIELD BOND FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)

                                                                  MARKET
                                                                  VALUE   % OF
                   ACQUISITION PRINCIPAL/ ACQUISITION   MARKET     PER    NET
 NAME                 DATE       SHARES      COST       VALUE     SHARE  ASSETS
 ----              ----------- ---------- ----------- ----------- ------ ------

 Triax
  Pharmaceuticals
  LLC 11.41%
  due 08/30/11
  Loan
  Agreement.......  8/30/2007  1,500,000   1,379,794
                   10/31/2007      3,875       3,875
                    1/10/2008     11,404      11,404
                     4/4/2008     11,239      11,239
                     7/3/2008     11,449      11,449
                    10/1/2008     11,534      19,670
                     1/5/2009     11,751      19,965
                               ---------   ---------
                               1,561,252   1,457,396    1,407,949  90.18  1.28%

 Triax
  Pharmaceuticals
  LLC
  Common
  Stock...........  8/31/2007    128,418      53,936       53,936   0.42  0.05%

 Triax
  Pharmaceuticals
  LLC, Class C
  Preferred
  Stock...........  8/31/2007     39,177      78,353       78,353   2.00  0.07%

 Verasun Energy
  Corp.
  16.50% due
  11/03/09
  Loan
  Agreement.......  11/3/2008     95,679      95,679
                   11/25/2008    165,000     165,000
                   12/11/2008    550,000     550,000
                   12/11/2008    107,450     107,450
                   12/18/2008    131,871     131,871
                               ---------   ---------
                               1,050,000   1,050,000    1,050,000 100.00  0.96%

 Wind Acqusition
  Holdings
  Finance S.A.
  8.39% due
  12/21/11
  Loan
  Agreement.......  6/21/2007    230,325     230,325
                    8/15/2007     16,438      16,438
                    7/18/2007      6,575       6,575
                    7/18/2007      6,575       6,575
                    7/18/2007      9,863       9,863
                   11/05/2007     54,462      54,462
                   11/09/2007    800,000     801,854
                    1/31/2008     81,014      81,014
                    4/29/2008     74,340      74,340
                     8/5/2008     68,135      68,135
                   10/21/2008     72,528      75,194
                    1/20/2009     42,656      42,279
                               ---------   ---------
                               1,462,911   1,467,054    1,053,296  72.00  0.96%

 Wornick Co.
  Common
  Stock...........   8/8/2008      7,270     951,882      363,500  50.00  0.33%
                                                      -----------         ----
                                                      $10,860,056         9.92%
                                                      ===========         ====

--------
(21)Subsequent to March 31, 2009, the company has filed for Chapter 11 bankruptcy protection.

See Notes to Financial Statements

        SUNAMERICA TAX EXEMPT INSURED FUND
        PORTFOLIO PROFILE -- March 31, 2009 -- (unaudited)

ALLOCATION BY STATES*

                     New York......................  21.3%
                     Massachusetts.................  15.1
                     Texas.........................  11.3
                     Ohio..........................  10.5
                     New Jersey....................   7.2
                     California....................   4.3
                     Connecticut...................   4.0
                     New Mexico....................   3.8
                     South Dakota..................   3.2
                     Pennsylvania..................   3.1
                     North Carolina................   2.9
                     Missouri......................   2.8
                     Arizona.......................   2.6
                     Maryland......................   2.3
                     South Carolina................   2.2
                     Kentucky......................   1.6
                     Arkansas......................   1.1
                     Nevada........................   0.9
                     Florida.......................   0.7
                     Idaho.........................   0.1
                     Georgia.......................   0.1
                     Registered Investment Company.   0.1
                                                    -----
                                                    101.2%
                                                    =====

CREDIT QUALITY ALLOCATION+#

                                  AAA.  46.1%
                                  AA..  46.6
                                  A...   7.3
                                       -----
                                       100.0%
                                       =====

--------
*Calculated as a percentage of net assets.
+Source: Standard and Poor's
#Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA TAX EXEMPT INSURED FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009


                                                                   MARKET
                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
   ------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES -- 90.0%
   ARIZONA -- 2.6%
     Arizona Health Facilities Authority Revenue,
      Revenue Bonds
      5.50% due 01/01/31............................. $2,000,000 $ 1,842,840
                                                                 -----------
   ARKANSAS -- 1.1%
     Little Rock Arkansas Sewer Revenue,
      Series C
      5.00% due 10/01/37(1)..........................    750,000     742,125
                                                                 -----------
   CALIFORNIA -- 4.3%
     California State Department Water Resources,
      Revenue Bonds
      5.00% due 12/01/25(1)..........................  1,000,000   1,032,010
     Los Angeles California Water & Power Revenue,
      Power System-Subseries A-1
      5.25% due 07/01/38.............................  2,000,000   1,993,900
                                                                 -----------
                                                                   3,025,910
                                                                 -----------
   CONNECTICUT -- 4.0%
     State of Connecticut, Refunded,
      Series B,
      5.00% due 06/01/14(1)..........................  2,500,000   2,830,550
                                                                 -----------
   GEORGIA -- 0.1%
     Georgia Municipal Electric Authority,
      Power Revenue,
      Series Y,
      6.40% due 01/01/13(1)..........................     85,000      94,924
                                                                 -----------
   MARYLAND -- 2.3%
     Baltimore Maryland Project Revenue,
      Series A
      5.00% due 07/01/38(1)..........................  1,650,000   1,647,360
                                                                 -----------
   MASSACHUSETTS -- 15.1%
     Massachusetts State School Building Authority,
      Series A
      5.00% due 08/15/24(1)..........................  3,000,000   3,119,100
     Massachusetts State Water Resources Authority,
      Revenue Bonds,
      Series A,
      5.00% due 08/01/24(1)..........................  3,910,000   4,033,204
     University Massachusetts Building Authority
      Project Revenue,
      Series 04-1,
      5.25% due 11/01/27(1)..........................  3,000,000   3,488,040
                                                                 -----------
                                                                  10,640,344
                                                                 -----------
   MISSOURI -- 2.8%
     Missouri State Health & Educational Facilities
      Authority,
      Series 2003-B
      5.50% due 11/15/32(1)..........................  2,000,000   2,002,820
                                                                 -----------
   NEW JERSEY -- 7.2%
     Garden State New Jersey Preservation Trust
      Open Space And Farmland Preservation,
      Series A,
      5.80% due 11/01/17(1)..........................  2,500,000   2,895,575

                                                                    MARKET
                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT     (NOTE 2)
   -------------------------------------------------------------------------
   NEW JERSEY (CONTINUED)
     New Jersey Economic Development Authority
      Revenue Bond, School Facility Construction
      5.00% due 09/01/09(1)(2)........................ $2,000,000 $ 2,166,140
                                                                  -----------
                                                                    5,061,715
                                                                  -----------
   NEW MEXICO -- 3.8%
     New Mexico Finance Authority Transportation,
      Series A,
      5.25% due 06/15/21(1)...........................  2,500,000   2,673,100
                                                                  -----------
   NEW YORK -- 17.4%
     City of Niagara Falls New York,
      General Obligation
      7.50% due 03/01/13(1)...........................    410,000     473,661
     City of Niagara Falls New York,
      Prerefunded, General Obligation
      7.50% due 03/01/13(1)...........................     35,000      42,798
     City of Niagara Falls New York,
      General Obligation
      7.50% due 03/01/14(1)...........................    510,000     598,031
     City of Niagara Falls New York,
      Prerefunded, General Obligation
      7.50% due 03/01/14(1)...........................     45,000      56,545
     Metropolitan Transportation Authority New York,
      Transit Improvement,
      Series A
      5.00% due 11/15/31(1)...........................  1,650,000   1,666,566
     New York New York City Municipal Water
      Finance Authority, Water & Sewer Revenue,
      Fiscal 2009-Series A
      5.75% due 06/15/40..............................  2,600,000   2,736,292
     New York State Thruway Authority,
      Series H
      5.00% due 01/01/19(1)...........................  1,000,000   1,078,480
     New York State Thruway Authority,
      Series G,
      5.25% due 01/01/27(1)...........................  1,500,000   1,523,805
     Sales Tax Asset Receivables Corp.,
      Series A,
      5.25% due 10/15/27(1)...........................  2,000,000   2,062,840
     Triborough Bridge & Tunnel Authority,
      Series A-2
      5.25% due 11/15/34..............................  2,000,000   2,008,880
                                                                  -----------
                                                                   12,247,898
                                                                  -----------
   NORTH CAROLINA -- 2.9%
     Wake County North Carolina, General Obligation
      4.50% due 03/01/26..............................  2,000,000   2,004,680
                                                                  -----------
   OHIO -- 10.5%
     Franklin County, Ohio Hospital Revenue,
      Series C,
      5.25% due 05/15/23..............................    815,000     817,339
     Ohio State Higher Educational Facility
      Commission,
      Revenue Bonds
      5.25% due 01/01/29..............................  1,845,000   1,822,509
     Olentangy Local School District Ohio,
      Series A,
      5.25% due 12/01/27(1)...........................  3,250,000   3,749,883

        SUNAMERICA TAX EXEMPT INSURED FUND
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (continued)


                                                                   MARKET
                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT     (NOTE 2)
   ------------------------------------------------------------------------
   MUNICIPAL BONDS & NOTES (CONTINUED)
   OHIO (CONTINUED)
     Woodridge, Ohio, Woodmore Local School
      District,
      6.80% due 12/01/14(1).......................... $  880,000 $   991,936
                                                                 -----------
                                                                   7,381,667
                                                                 -----------
   PENNSYLVANIA -- 1.5%
     Pennsylvania State Higher Educational Facility
      Authority,
      Series B
      6.00% due 08/15/22.............................  1,000,000   1,056,380
                                                                 -----------
   SOUTH DAKOTA -- 3.2%
     South Dakota State Health & Educational
      Facilities Revenue, Refunding,
      6.25% due 07/01/10(1)..........................  2,120,000   2,236,324
                                                                 -----------
   TEXAS -- 11.2%
     Corpus Christi Texas Utility System Revenue,
      Revenue Bonds
      5.25% due 07/15/20(1)..........................  2,325,000   2,502,584
     University Houston Texas, Refunding Notes--
      University & College Improvement
      5.25% due 02/15/26(1)..........................  3,000,000   3,118,350
     Williamson County Texas,
      Series A
      5.00% due 02/15/19(1)..........................  2,000,000   2,230,720
                                                                 -----------
                                                                   7,851,654
                                                                 -----------
   TOTAL LONG-TERM INVESTMENT SECURITIES
      (cost $61,029,676).............................             63,340,291
                                                                 -----------
   SHORT-TERM INVESTMENT SECURITIES -- 11.2%
   FLORIDA -- 0.7%
     Broward County Florida School Board,
      Certificates Participation
      0.55% due 04/07/09(1)(2).......................    500,000     500,000
                                                                 -----------
   IDAHO -- 0.1%
     Idaho Health Facilities Authority Revenue,
      St. Lukes Regional Medical Center Project
      0.85% due 04/01/09(1)(2).......................    100,000     100,000
                                                                 -----------
   KENTUCKY -- 1.6%
     Louisville & Jefferson County Kentucky
      Metropolitan Sewer District,
      Series A
      0.90% due 04/01/09(1)(2).......................    150,000     150,000
     Louisville & Jefferson County Kentucky
      Visitors & Convention Commission,
      Series B
      0.90% due 04/02/09(1)(2).......................    945,000     945,000
                                                                 -----------
                                                                   1,095,000
                                                                 -----------
   NEVADA -- 0.9%
     Clark County Nevada School District,
      Series A
      0.32% due 04/01/09(1)(2).......................    630,000     630,000
                                                                 -----------
   NEW YORK -- 3.9%
     New York NY,
      Series H
      0.30% due 04/02/09(1)(2).......................  1,365,000   1,365,008

                                                                MARKET
                                                  PRINCIPAL     VALUE
                SECURITY DESCRIPTION               AMOUNT      (NOTE 2)
       -----------------------------------------------------------------
       NEW YORK (CONTINUED)
         New York NY,
          Subseries A-6
          0.50% due 04/03/09(1)(2).............. $1,295,000  $ 1,295,000
         Triborough Bridge & Tunnel Authority,
          Refunding Bonds
          2.75% due 07/01/09(1)(2)..............     85,000       85,000
                                                             -----------
                                                               2,745,008
                                                             -----------
       PENNSYLVANIA -- 1.6%
         Lehigh County Pennsylvania General
          Hospital Revenue, Refunding
          0.35% due 04/01/09(1)(2)..............    700,000      700,000
         Lehigh County Pennsylvania General
          Purpose Authority,
          Hospital-Lehigh Valley Health
          0.55% due 04/02/09(1)(2)..............    400,000      400,000
                                                             -----------
                                                               1,100,000
                                                             -----------
       SOUTH CAROLINA -- 2.2%
         Rock Hill South Carolina Utility
          System Revenue,
          Series B
          0.55% due 04/05/09(1)(2)..............  1,540,000    1,540,000
                                                             -----------
       TEXAS -- 0.1%
         Harris County Texas Health Facilities
          Development Corp.,
          Revenue Bonds
          0.40% due 04/01/09(1)(2)..............    105,000      105,000
                                                             -----------
       REGISTERED INVESTMENT COMPANY -- 0.1%
         SSGA Tax Free Money Market Fund........     76,800       76,800
                                                             -----------
       TOTAL SHORT-TERM INVESTMENT SECURITIES
          (cost $7,891,808).....................               7,891,808
                                                             -----------
       TOTAL INVESTMENTS --
          (cost $68,921,484)(3).................      101.2%  71,232,099
       Liabilities in excess of other assets....       (1.2)    (825,304)
                                                 ----------  -----------
       NET ASSETS --                                  100.0% $70,406,795
                                                 ==========  ===========

--------
(1)All or part of this security is insured by the Assured Guaranty Corp. ("AGC"), Berkshire Hathaway Assurance Corp. ("BHAC"), Financial Security Assurance ("FSA"), Financial Guaranteed Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or American Municipal Bond Assurance Corp. ("AMBAC"). The aggregate value is $56,872,479 or 80.8% of Net Assets.
(2)Variable Rate Security -- the rate reflected is as of March 31, 2009, maturity date reflects next reset date.
(3)See Note 5 for cost of investments on a tax basis.

   See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009

NOTE 1. ORGANIZATION

   The SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of five different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica")*, an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives and principal investment techniques for each of the Funds are as follows:

   U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with relative safety of capital by the active trading of U.S. government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   GNMA FUND seeks current income, with capital appreciation as a secondary objective, by the active trading of mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   STRATEGIC BOND FUND seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   HIGH YIELD BOND FUND seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's and below BBB by S&P) without regard to the maturities of such securities and bank debt. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Fund's net assets plus borrowing for investment purposes will be invested in such securities.

   TAX EXEMPT INSURED FUND seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital by the active trading of municipal bonds and other municipal securities. Under normal market conditions, at least 80% of Fund's net assets plus any borrowing for investment purposes will be invested in municipal bonds and other municipal securities, the income of which is exempt from federal income taxes, and that are insured as to the scheduled payment of principal and interest for as long as such securities are held by the Fund, without regard to the maturities of such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.
--------
* Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)


   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fees.

   INDEMNIFICATIONS: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustee's (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced by using the average of at least two independent quotes obtained from brokers.

   Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior secured floating rate loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)


   Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, then those securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, " Fair Value Measurements " ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)
   Level 3 -- Significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2009:

                          U.S GOVERNMENT SECURITIES FUND           GNMA FUND
                          ------------------------------ ------------------------------
                          INVESTMENTS IN OTHER FINANCIAL INVESTMENTS IN OTHER FINANCIAL
VALUATION INPUTS            SECURITIES    INSTRUMENTS*     SECURITIES    INSTRUMENTS*
----------------          -------------- --------------- -------------- ---------------
Level 1 -- Unadjusted
 Quoted Prices...........  $109,902,967     $      --     $ 21,635,000     $      --
Level 2 -- Other
 Significant Observable
 Inputs..................   104,263,635            --      521,790,219            --
Level 3 -- Significant
 Unobservable Inputs.....            --            --               --            --
                           ------------     ---------     ------------     ---------
Total....................  $214,166,602     $      --     $543,425,219     $      --
                           ============     =========     ============     =========

                               STRATEGIC BOND FUND         HIGH-YIELD BOND PORTFOLIO
                          ------------------------------ ------------------------------
                          INVESTMENTS IN OTHER FINANCIAL INVESTMENTS IN OTHER FINANCIAL
VALUATION INPUTS            SECURITIES    INSTRUMENTS*     SECURITIES    INSTRUMENTS*
----------------          -------------- --------------- -------------- ---------------
Level 1 -- Unadjusted
 Quoted Prices...........  $  9,314,020     $      --     $    500,868     $      --
Level 2 -- Other
 Significant Observable
 Inputs..................   432,079,681            --       87,264,202            --
Level 3 -- Significant
 Unobservable Inputs.....    12,762,226            --       18,097,143            --
                           ------------     ---------     ------------     ---------
Total....................  $454,155,927     $      --     $105,862,213     $      --
                           ============     =========     ============     =========

                             TAX EXEMPT INSURED FUND
                          ------------------------------
                          INVESTMENTS IN OTHER FINANCIAL
VALUATION INPUTS            SECURITIES    INSTRUMENTS*
----------------          -------------- ---------------
Level 1 -- Unadjusted
 Quoted Prices...........  $         --     $      --
Level 2 -- Other
 Significant Observable
 Inputs..................    71,232,099            --
Level 3 -- Significant
 Unobservable Inputs.....            --            --
                           ------------     ---------
Total....................  $ 71,232,099     $      --
                           ============     =========

--------
* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)


   The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                               STRATEGIC BOND FUND         HIGH-YIELD BOND PORTFOLIO
                          ------------------------------ ------------------------------
                          INVESTMENTS IN OTHER FINANCIAL INVESTMENTS IN OTHER FINANCIAL
                            SECURITIES    INSTRUMENTS*     SECURITIES    INSTRUMENTS*
                          -------------- --------------- -------------- ---------------
Balance as of 03/31/08...  $ 1,975,892      $      --     $ 4,537,495      $      --
Accrued
 discounts/premiums......       55,407             --         122,143             --
Realized gain (loss).....      (73,614)            --        (695,008)            --
Change in unrealized
 appreciation
 (depreciation)..........   (3,071,647)            --      (8,743,346)            --
Net purchases (sales)....    6,022,865             --       4,963,479             --
Transfers in and/or out
 of Level 3..............    7,853,323             --      17,912,380             --
                           -----------      ---------     -----------      ---------
Balance as of 03/31/09...  $12,762,226      $      --     $18,097,143      $      --
                           ===========      =========     ===========      =========

--------
* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2009, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                     PERCENTAGE  PRINCIPAL
FUND                  INTEREST    AMOUNT
----                 ---------- -----------
GNMA................   29.41%   $62,387,000
Strategic Bond......    6.40     13,579,000
High Yield Bond.....    1.56      3,317,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated March 31, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $212,131,000, a repurchase price of $212,131,059, and a maturity date of April 1, 2009. The repurchase agreement is collateralized by the following:

                                           MATURITY  PRINCIPAL      MARKET
TYPE OF COLLATERAL           INTEREST RATE   DATE     AMOUNT        VALUE
------------------           ------------- -------- ------------ ------------
U.S. Treasury Bills.........     0.17%     07/16/09 $173,760,000 $173,673,120
U.S. Treasury Bills.........     0.27      08/13/09   42,745,000   42,702,255

   As of March 31, 2009, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

                     PERCENTAGE  PRINCIPAL
FUND                  INTEREST    AMOUNT
----                 ---------- ------------
U.S. Government.....   10.06%   $ 25,144,000
GNMA................   40.00     100,000,000

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated March 31, 2009, bearing interest at a rate of 0.10% per annum, with a principal amount of $250,000,000, a repurchase price of $250,000,694, and a maturity date of April 1, 2009. The repurchase agreement is collateralized by the following:

                                                   MATURITY  PRINCIPAL      MARKET
TYPE OF COLLATERAL                   INTEREST RATE   DATE     AMOUNT        VALUE
------------------                   ------------- -------- ------------ ------------
U.S. Treasury Inflation Index Notes.     3.00%     07/15/12 $250,000,000 $255,000,032

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. Each Fund files U.S. federal and certain state income tax returns. With few exceptions, each Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2005.

   NEW ACCOUNTING PRONOUNCEMENTS: In March 2009, the Financial Accounting Standards (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Funds' disclosures in the financial statements.

   FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)

   market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   SHORT SALES: Each Fund may engage in "short sales against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the High Yield Bond Fund and the GNMA Fund may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

   MORTGAGE-BACKED DOLLAR ROLLS: Certain Funds may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities
   ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the year ended March 31, 2009, the U.S. Government Securities Fund and the GNMA Fund entered into dollar roll transactions. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement.
   In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)


NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICE AGREEMENT

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                              MANAGEMENT
                                           ASSETS                FEES
                                 ---------------------------- ----------
U.S. Government Securities Fund.           $0 - $200 million    0.650%
                                 (greater than) $200 million    0.620
                                 (greater than) $400 million    0.550
GNMA Fund.......................            $0 - $25 million    0.550
                                  (greater than) $25 million    0.500
                                  (greater than) $50 million    0.450
Strategic Bond Fund.............           $0 - $350 million    0.650
                                 (greater than) $350 million    0.600
High Yield Bond Fund............           $0 - $200 million    0.750
                                 (greater than) $200 million    0.720
                                 (greater than) $400 million    0.550
Tax Exempt Insured Fund*........           $0 - $350 million    0.500
                                 (greater than) $350 million    0.450

--------
* Pursuant to a Fee Waiver Agreement, effective July 29, 2008, SunAmerica is contractually obligated to waive its advisory fee with respect to the Tax Exempt Insured Fund so that the advisory fee payable by the Fund to SunAmerica under the agreement equals 0.15% of average daily net assets. This fee waiver will continue indefinitely, subject to termination by the Trustees, including a majority of the Trustees who are not interested persons of the Trust, SunAmerica or AIG Global Investment Corp., within the meaning of the 1940 Act.

   For the period ended March 31, 2009, the amount of the investment advisor fee waived was $141,693 for the Tax Exempt Insured Fund. The amount is reflected in the Statement of Operations.

   The Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SunAmerica. AIGGIC receives the following fees from SunAmerica, based upon each Fund's average daily net assets:

                                          SUB-ADVISORY FEES
                               --------------------------------------
                               STRATEGIC BOND HIGH YIELD  TAX EXEMPT
ASSETS                              FUND      BOND FUND  INSURED FUND*
------                         -------------- ---------- -------------
$0 - $200 million.............      0.35%        0.45%       0.08%
  (greater than) $200 million.      0.25         0.35          --
  (greater than) $500 million.      0.20         0.30          --

--------
* Pursuant to a Subadvisory Fee Waiver Agreement, effective July 29, 2008, AIGGIC is contractually obligated to waive its subadvisory fee with respect to the Tax Exempt Insured Fund so that the subadvisory fee payable by SunAmerica to AIGGIC under the subadvisory agreement equals 0.075% of average daily net assets. The Subadvisory Fee Waiver Agreement will continue in effect as long as the Fee Waiver Agreement remains in effect.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)


   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. Annual Fund operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Trustees who are not interested persons of the Trust, SunAmerica or AIGGIC, within the meaning of the 1940 Act ("Disinterested Trustees").

FUND                                PERCENTAGE
----                                ----------
U.S. Government Securities Class A.    0.99%
U.S. Government Securities Class B.    1.64
U.S. Government Securities Class C.    1.64
GNMA Fund Class A..................    0.99
GNMA Fund Class B..................    1.64
GNMA Fund Class C..................    1.64
Strategic Bond Class A.............    1.40
Strategic Bond Class B.............    2.05
Strategic Bond Class C.............    2.05
High Yield Bond Class A............    1.36
High Yield Bond Class B............    2.01
High Yield Bond Class C............    2.01

   Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

FUND                             PERCENTAGE
----                             ----------
Tax Exempt Insured Fund Class C.    1.95%

   For the U.S. Government Fund and GNMA Fund, any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

   For the year ended March 31, 2009, pursuant to the contractual and voluntary expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                            OTHER EXPENSES
FUND                          REIMBURSED
----                        --------------
U.S. Government Securities.    $198,480

                                    CLASS SPECIFIC
FUND                                   EXPENSES
----                                --------------
U.S. Government Securities Class A.    $495,642
U.S. Government Securities Class B.      48,575
U.S. Government Securities Class C.      55,807
GNMA Class A.......................     395,528
GNMA Class B.......................      64,691
GNMA Class C.......................      68,976
High Yield Bond Class A............     132,259
High Yield Bond Class B............      44,580
High Yield Bond Class C............      73,867
Tax Exempt Insured Class C.........      10,680

   At March 31, 2009, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment are as follows:

                            OTHER EXPENSES
FUND                          REIMBURSED
----                        --------------
U.S. Government Securities.    $458,747

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)


                                    CLASS SPECIFIC
                                       EXPENSES
FUND                                  REIMBURSED
----                                --------------
U.S. Government Securities Class A.    $922,640
U.S. Government Securities Class B.      96,240
U.S. Government Securities Class C.      99,393
GNMA Class A.......................     886,292
GNMA Class B.......................     161,382
GNMA Class C.......................     133,044

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or "Distributor"),+ an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class in accordance with the provisions of Rule 12b-1 under the 1940 Act (each a "Plan" and collectively the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans, provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. Accordingly, for the year ended March 31, 2009, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the year ended March 31, 2009, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                   CLASS A                           CLASS B        CLASS C
                            ----------------------------------------------------- -------------- --------------
                                                                     CONTINGENT     CONTINGENT     CONTINGENT
                             SALES     AFFILIATED   NON-AFFILIATED DEFERRED SALES DEFERRED SALES DEFERRED SALES
FUND                        CHARGES  BROKER-DEALERS BROKER-DEALERS    CHARGES        CHARGES        CHARGES
----                        -------- -------------- -------------- -------------- -------------- --------------
U.S. Government Securities. $103,006    $ 25,015       $ 53,980       $20,596        $ 27,094       $ 7,214
GNMA.......................  547,988     101,448        338,358         9,120          50,025        33,532
Strategic Bond.............  355,469      54,301        236,802         9,945         120,772        48,961
High Yield Bond............  153,981      15,700        112,327           755          88,885        12,870
Tax Exempt Insured.........   63,838      15,623         36,507         1,322           2,806         3,126

--------
+ Effective November 12, 2008 AIG SunAmerica Capital Services, Inc. changed its name to SunAmerica Capital Services, Inc.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)


   The Trust has entered into a Service Agreement with SunAmerica Fund
   Services, Inc. ("SAFS"),+ an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the year ended March 31, 2009, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                             PAYABLE AT
FUND                              EXPENSES MARCH 31, 2009
----                              -------- --------------
US Government Securities Class A. $415,951    $33,345
US Government Securities Class B.   34,813      3,013
US Government Securities Class C.   38,991      3,760
GNMA Class A.....................  663,817     62,253
GNMA Class B.....................   96,183      8,254
GNMA Class C.....................  103,307     13,118
Strategic Bond Class A...........  814,251     41,902
Strategic Bond Class B...........  100,492      7,075
Strategic Bond Class C...........  516,610     36,949
High Yield Bond Class A..........  205,551     10,651
High Yield Bond Class B..........   59,720      3,188
High Yield Bond Class C..........  109,723      6,264
Tax Exempt Insured Class A.......  105,038      9,935
Tax Exempt Insured Class B.......    7,111        566
Tax Exempt Insured Class C.......   16,449      2,444

   At March 31, 2009, the following affiliates owned a percentage of the outstanding shares of the following funds; Focused Fixed Income Strategy Portfolio and Focused Fixed Income and Equity Strategy Portfolio owned 5.1% and 7.7% of the SunAmerica U.S. Government Fund, respectively; Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio owned 15.1% and 10.4% of the SunAmerica GNMA Fund, respectively; and Focused Multi-Asset Strategy Portfolio owned 16.0% of SunAmerica Strategic Bond Fund.

   On March 4, 2009, AIG, the ultimate parent of SunAmerica, SACS, SAFS and AIGGIC, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

NOTE 4. PURCHASES AND SALES OF INVESTMENT SECURITIES

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2009 were as follows:

                                         U.S. GOVERNMENT                                        TAX EXEMPT
                                           SECURITIES        GNMA      STRATEGIC    HIGH YIELD   INSURED
                                              FUND           FUND      BOND FUND    BOND FUND      FUND
                                         --------------- ------------ ------------ ------------ -----------
Purchases (excluding U.S. government
 securities)............................  $         --   $         -- $583,505,557 $123,883,049 $61,401,423
Sales (excluding U.S. government
 securities)............................            --             --  681,776,707  138,060,571  50,482,339
Purchases of U.S. government securities.   169,978,005    272,069,296  111,210,835           --          --
Sales of U.S. government securities.....   187,023,843    345,099,667  168,244,868           --          --

--------
+ Effective March 17, 2009 AIG SunAmerica Fund Services, Inc. changed its name to SunAmerica Fund Services, Inc.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)


NOTE 5. FEDERAL INCOME TAXES

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, treatment of defaulted securities, deferred directors compensation, amortization of premium/discount, post-October losses, and derivative transactions.

                                     DISTRIBUTABLE EARNINGS                   TAX DISTRIBUTIONS
                               FOR THE YEAR ENDED MARCH 31, 2009      FOR THE YEAR ENDED MARCH 31, 2009
                            ---------------------------------------  ------------------------------------
                                          LONG-TERM
                                        GAINS/CAPITAL   UNREALIZED
                             ORDINARY       LOSS       APPRECIATION   ORDINARY     LONG-TERM
                              INCOME      CARRYOVER   (DEPRECIATION)   INCOME    CAPITAL GAINS TAX EXEMPT
-                           ----------  ------------- -------------- ----------- ------------- ----------
U.S. Government Securities. $  281,907  $ (1,844,407)  $ 14,043,968  $ 6,096,750     $ --      $       --
GNMA.......................  2,265,563            --     14,784,913   16,899,882       --              --
Strategic Bond.............  2,167,867   (41,107,772)   (94,299,209)  51,954,475       --              --
High Yield Bond............  2,200,551   (94,680,692)   (64,044,645)  15,266,449       --              --
Tax Exempt Insured.........     53,346*     (443,460)     2,313,106           --       --       1,928,998

                                     TAX DISTRIBUTIONS
                             FOR THE YEAR ENDED MARCH 31, 2008
                            ------------------------------------
                             ORDINARY     LONG-TERM
                              INCOME    CAPITAL GAINS TAX EXEMPT
-                           ----------- ------------- ----------
U.S. Government Securities. $ 7,552,664   $     --    $       --
GNMA.......................  16,873,452         --            --
Strategic Bond.............  45,247,978         --            --
High Yield Bond............  21,181,473         --            --
Tax Exempt Insured.........     103,254    360,487     1,811,170

--------
 * Tax exempt distributable earnings.

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                   U.S.
                                                GOVERNMENT                                               TAX EXEMPT
                                                SECURITIES       GNMA        STRATEGIC     HIGH YIELD     INSURED
                                                   FUND          FUND        BOND FUND     BOND FUND        FUND
                                               ------------  ------------  -------------  ------------  -----------
Cost.......................................... $200,122,634  $528,640,306  $ 548,434,419  $170,706,358  $68,918,993
                                               ============  ============  =============  ============  ===========
Appreciation..................................   14,217,567    15,078,692      8,595,824     2,027,002    2,702,773
Depreciation..................................     (173,599)     (293,779)  (102,874,316)  (66,061,897)    (389,667)
                                               ------------  ------------  -------------  ------------  -----------
Unrealized appreciation (depreciation) -- net. $ 14,043,968  $ 14,784,913  $ (94,278,492) $(64,034,895) $ 2,313,106
                                               ============  ============  =============  ============  ===========

   As of March 31, 2009, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

FUND                           2010        2011     2012 2013 2014    2015       2016       2017
----                        ----------- ----------- ---- ---- ---- ---------- ---------- -----------
U.S. Government Securities. $        -- $        -- $ -- $ -- $ -- $1,844,407 $       -- $        --
GNMA.......................          --          --   --   --   --         --         --          --
Strategic Bond.............   6,464,175  10,040,945   --   --   --         --  1,093,730  23,508,922
High Yield Bond............  32,249,552  48,994,980   --   --   --         --  4,051,423   9,384,737
Tax Exempt Insured.........          --          --   --   --   --         --    110,179     333,281

   The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2009:

                            CAPITAL LOSS CAPITAL LOSS
                            CARRYFORWARD CARRYFORWARD
FUND                          UTILIZED     EXPIRED
----                        ------------ ------------
U.S. Government Securities.  $2,110,840   $       --
Strategic Bond.............          --    5,601,470
High Yield Bond............          --    5,383,683

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)


   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended March 31, 2009, the Funds elected to defer losses as follows:

                              DEFERRED     DEFERRED
                            POST-OCTOBER POST-OCTOBER
FUND                        CAPITAL LOSS CURRENCY LOSS
----                        ------------ -------------
U.S. Government Securities. $    62,965    $     --
GNMA.......................     214,074          --
Strategic Bond.............  61,991,961     944,426
High Yield Bond............  24,552,841          --
Tax Exempt Insured.........     296,588          --

   For the period ended March 31, 2009, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net paydown adjustments, expiration of capital loss carry forward amounts and treatment of foreign currency to the components of net assets as follows:

                             ACCUMULATED    ACCUMULATED
                            UNDISTRIBUTED  UNDISTRIBUTED
                            NET INVESTMENT NET REALIZED    CAPITAL
                            INCOME (LOSS)   GAIN (LOSS)    PAID-IN
                            -------------- ------------- -----------
U.S. Government Securities.   $  242,675    $ (242,675)  $        --
GNMA.......................      657,461      (657,461)           --
Strategic Bond.............    2,634,239     2,967,231    (5,601,470)
High Yield Bond............      341,133     5,042,550    (5,383,683)
Tax Exempt Insured.........       (2,793)        2,793            --

NOTE 6. CAPITAL SHARE TRANSACTIONS

   Transactions in capital shares of each class of each series were as follows:

                                                           U.S. GOVERNMENT SECURITIES FUND
                         --------------------------------------------------------------------------------------------------
                                                CLASS A                                           CLASS B
                         ----------------------------------------------------  --------------------------------------------
                                   FOR THE                    FOR THE                 FOR THE                FOR THE
                                 YEAR ENDED                 YEAR ENDED               YEAR ENDED             YEAR ENDED
                               MARCH 31, 2009             MARCH 31, 2008           MARCH 31, 2009         MARCH 31, 2008
                         --------------------------  ------------------------  ---------------------  ---------------------
                            SHARES        AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                         -----------  -------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold(1)(2)(3)(4).   9,690,670  $  93,729,200   9,490,829  $ 88,581,997   732,418  $ 7,103,474   455,993  $ 4,311,869
Reinvested shares.......     421,489      4,055,900     544,377     5,081,275    25,816      248,047    37,519      349,840
Shares redeemed(1)(2)... (11,990,274)  (117,892,171) (6,776,630)  (63,242,348) (767,191)  (7,490,841) (500,368)  (4,646,557)
                         -----------  -------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease).  (1,878,115) $ (20,107,071)  3,258,576  $ 30,420,924    (8,957) $  (139,320)   (6,856) $    15,152
                         ===========  =============  ==========  ============  ========  ===========  ========  ===========

                                    U.S. GOVERNMENT SECURITIES FUND
                         ----------------------------------------------------
                                                CLASS C
                         ----------------------------------------------------
                                   FOR THE                    FOR THE
                                 YEAR ENDED                 YEAR ENDED
                               MARCH 31, 2009             MARCH 31, 2008
                         --------------------------  ------------------------
                            SHARES        AMOUNT       SHARES       AMOUNT
                         -----------  -------------  ----------  ------------
Shares sold.............   1,499,699  $  14,536,998   1,530,061  $ 14,467,476
Reinvested shares.......      24,122        231,902      28,676       267,675
Shares redeemed(3)(4)...  (1,274,412)   (12,379,114)   (871,773)   (8,170,746)
                         -----------  -------------  ----------  ------------
Net increase (decrease).     249,409  $   2,389,786     686,964  $  6,564,405
                         ===========  =============  ==========  ============

--------
(1)For the year ended March 31, 2008, includes automatic conversion of 108,807 shares of Class B shares in the amount of $1,005,224 to 108,851 shares of Class A shares in the amount of $1,005,224.
(2)For the year ended March 31, 2008, includes automatic conversion of 11,097 shares of Class C shares in the amount of $102,964 to 11,091 shares of Class A shares in the amount of $102,964.
(3)For the year ended March 31, 2009, includes automatic conversion of 79,946 shares of Class B shares in the amount of $787,506 to 79,992 shares of Class A shares in the amount of $787,506.
(4)For the year ended March 31, 2009, includes automatic conversion of 8,074 shares of Class C shares in the amount of $76,701 to 8,070 shares of Class A shares in the amount of $76,701.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)


                                                                   GNMA FUND
                  ----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                  ------------------------------------------------------  --------------------------------------------------
                            FOR THE                     FOR THE                    FOR THE                   FOR THE
                          YEAR ENDED                  YEAR ENDED                 YEAR ENDED                YEAR ENDED
                        MARCH 31, 2009              MARCH 31, 2008             MARCH 31, 2009            MARCH 31, 2008
                  --------------------------  --------------------------  ------------------------  ------------------------
                     SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                  -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Shares
 sold(1)(3)(5)(7)  16,454,058  $ 190,740,558    6,310,957  $  70,104,250     893,277  $ 10,341,831     229,129  $  2,590,101
Reinvested
 shares..........     930,075     10,662,369    1,044,195     11,665,053     115,705     1,333,338     125,700     1,405,978
Shares
 redeemed(1)(5).. (16,639,819)  (190,295,408)  (6,724,233)   (75,305,388) (1,256,553)  (14,461,371) (1,490,358)  (16,623,314)
                  -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Net
 increase
 (decrease)......     744,314  $  11,107,519      630,919  $   6,463,915    (247,571) $(2,786,202)  (1,135,529) $(12,627,235)
                  ===========  =============  ===========  =============  ==========  ============  ==========  ============

                                         GNMA FUND
                  ------------------------------------------------------
                                          CLASS C
                  ------------------------------------------------------
                            FOR THE                     FOR THE
                          YEAR ENDED                  YEAR ENDED
                        MARCH 31, 2009              MARCH 31, 2008
                  --------------------------  --------------------------
                     SHARES        AMOUNT        SHARES        AMOUNT
                  -----------  -------------  -----------  -------------
Shares sold......   4,782,459  $  55,469,801    1,042,164  $  11,890,901
Reinvested
 shares..........     110,892      1,283,588       71,319        799,761
Shares
 redeemed(3)(7)..  (1,545,670)   (17,880,557)    (787,761)    (8,794,849)
                  -----------  -------------  -----------  -------------
Net
 increase
 (decrease)......   3,347,681  $  38,872,832      325,722  $   3,895,813
                  ===========  =============  ===========  =============

                                                              STRATEGIC BOND FUND
                  ----------------------------------------------------------------------------------------------------------
                                          CLASS A                                               CLASS B
                  ------------------------------------------------------  --------------------------------------------------
                            FOR THE                     FOR THE                    FOR THE                   FOR THE
                          YEAR ENDED                  YEAR ENDED                 YEAR ENDED                YEAR ENDED
                        MARCH 31, 2009              MARCH 31, 2008             MARCH 31, 2009            MARCH 31, 2008
                  --------------------------  --------------------------  ------------------------  ------------------------
                     SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                  -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Shares
 sold(2)(4)(6)(8)  28,181,402  $  88,303,532   54,454,486  $ 194,890,790   2,768,121  $  8,604,917   3,096,751  $ 11,052,278
Reinvested
 shares..........   6,911,590     20,910,397    6,083,610     21,672,951     757,346     2,245,433     501,399     1,784,869
Shares
 redeemed(2)(6).. (90,064,427)  (269,765,594) (47,409,808)  (168,605,626) (4,525,516)  (13,765,056) (3,950,315)  (14,098,342)
                  -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------

 Net increase
 (decrease)...... (54,971,435) $(160,551,665)  13,128,288  $  47,958,115  (1,000,049) $(2,914,706)    (352,165) $ (1,261,195)
                  ===========  =============  ===========  =============  ==========  ============  ==========  ============

                                    STRATEGIC BOND FUND
                  ------------------------------------------------------
                                          CLASS C
                  ------------------------------------------------------
                            FOR THE                     FOR THE
                          YEAR ENDED                  YEAR ENDED
                        MARCH 31, 2009              MARCH 31, 2008
                  --------------------------  --------------------------
                     SHARES        AMOUNT        SHARES        AMOUNT
                  -----------  -------------  -----------  -------------
Shares sold......  20,978,989  $  65,587,436   29,322,990  $ 105,186,765
Reinvested
 shares..........   3,188,058      9,483,900    1,920,377      6,862,329
Shares
 redeemed(4)(8).. (26,879,603)   (82,124,482) (15,350,229)   (54,784,089)
                  -----------  -------------  -----------  -------------
Net
 increase
 (decrease)......  (2,712,556) $  (7,053,146)  15,893,138  $  57,265,005
                  ===========  =============  ===========  =============

--------
(1)For the year ended March 31, 2008, includes automatic conversion of 200,853 shares of Class B shares in the amount of $2,222,151 to 201,376 shares of Class A shares in the amount of $2,222,151.
(2)For the year ended March 31, 2008, includes automatic conversion of 783,363 shares of Class B shares in the amount of $2,805,179 to 783,205 shares of Class A shares in the amount of $2,805,179.
(3)For the year ended March 31, 2008, includes automatic conversion of 4,799 shares of Class C shares in the amount of $54,501 to 4,819 shares of Class A shares in the amount of $54,501.
(4)For the year ended March 31, 2008, includes automatic conversion of 5,731 shares of Class C shares in the amount of $20,785 to 5,762 shares of Class A shares in the amount of $20,785.
(5)For the year ended March 31, 2009, includes automatic conversion of 194,261 shares of Class B shares in the amount of $2,260,711 to 194,763 shares of Class A shares in the amount of $2,260,711.
(6)For the year ended March 31, 2009, includes automatic conversion of 486,542 shares of Class B shares in the amount of $1,447,732 to 486,396 shares of Class A shares in the amount of $1,447,732.
(7)For the year ended March 31, 2009, includes automatic conversion of 2,419 shares of Class C shares in the amount of $27,243 to 2,428 shares of Class A shares in the amount of $27,243.
(8)For the year ended March 31, 2009, includes automatic conversion of 1,926 shares of Class C shares in the amount of $5,981 to 1,934 shares of Class A shares in the amount of $5,981.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)


                                                                HIGH YIELD BOND FUND
                     ----------------------------------------------------------------------------------------------------------
                                             CLASS A                                               CLASS B
                     ------------------------------------------------------  --------------------------------------------------
                               FOR THE                     FOR THE                    FOR THE                   FOR THE
                             YEAR ENDED                  YEAR ENDED                 YEAR ENDED                YEAR ENDED
                           MARCH 31, 2009              MARCH 31, 2008             MARCH 31, 2009            MARCH 31, 2008
                     --------------------------  --------------------------  ------------------------  ------------------------
                        SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                     -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Shares
 sold(1)(3)(5)(7)...  22,337,994  $  75,859,217   21,291,423  $  98,716,860     906,056  $  3,224,831     835,493  $  3,802,244
Reinvested shares...   1,546,637      4,985,176    1,906,335      8,688,722     399,013     1,255,376     321,980     1,456,523
Shares
 redeemed(1)(5)..... (26,686,670)   (90,949,453) (47,531,258)  (215,847,758) (2,955,881)   (9,863,942) (3,540,260)  (16,200,779)
                     -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Net increase
 (decrease).........  (2,802,039) $(10,105,060)  (24,333,500) $(108,442,176) (1,650,812) $(5,383,735)  (2,382,787) $(10,942,012)
                     ===========  =============  ===========  =============  ==========  ============  ==========  ============

                                      HIGH YIELD BOND FUND
                     ------------------------------------------------------
                                             CLASS C
                     ------------------------------------------------------
                               FOR THE                     FOR THE
                             YEAR ENDED                  YEAR ENDED
                           MARCH 31, 2009              MARCH 31, 2008
                     --------------------------  --------------------------
                        SHARES        AMOUNT        SHARES        AMOUNT
                     -----------  -------------  -----------  -------------
Shares sold.........   6,335,877  $  22,432,864    3,568,020  $  16,513,470
Reinvested shares...     708,423      2,246,671      598,038      2,714,045
Shares
 redeemed(3)(7).....  (8,506,235)   (29,899,515)  (7,623,260)   (34,517,831)
                     -----------  -------------  -----------  -------------
Net increase
 (decrease).........  (1,461,935) $  (5,219,980)  (3,457,202) $ (15,290,316)
                     ===========  =============  ===========  =============

                                                               TAX EXEMPT INSURED FUND
                     ----------------------------------------------------------------------------------------------------------
                                             CLASS A                                               CLASS B
                     ------------------------------------------------------  --------------------------------------------------
                               FOR THE                     FOR THE                    FOR THE                   FOR THE
                             YEAR ENDED                  YEAR ENDED                 YEAR ENDED                YEAR ENDED
                           MARCH 31, 2009              MARCH 31, 2008             MARCH 31, 2009            MARCH 31, 2008
                     --------------------------  --------------------------  ------------------------  ------------------------
                        SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                     -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Shares
 sold(2)(4)(6)(8)...     898,941  $  10,737,867      314,629  $   3,914,692      60,526  $    732,314      42,191  $    526,453
Reinvested shares...      80,083        971,850      101,332      1,260,224       4,261        51,727       6,362        79,132
Shares
 redeemed(2)(6).....    (438,991)    (5,309,371)    (545,959)    (6,802,151)    (99,866)   (1,189,974)   (177,944)   (2,214,363)
                     -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Net increase
 (decrease).........     540,033  $   6,400,346     (129,998) $  (1,627,235)    (35,079) $  (405,933)    (129,391) $ (1,608,778)
                     ===========  =============  ===========  =============  ==========  ============  ==========  ============

                                     TAX EXEMPT INSURED FUND
                     ------------------------------------------------------
                                             CLASS C
                     ------------------------------------------------------
                               FOR THE                     FOR THE
                             YEAR ENDED                  YEAR ENDED
                           MARCH 31, 2009              MARCH 31, 2008
                     --------------------------  --------------------------
                        SHARES        AMOUNT        SHARES        AMOUNT
                     -----------  -------------  -----------  -------------
Shares sold.........     931,608  $  11,190,502      155,729  $   1,935,925
Reinvested shares...       9,925        120,592        6,235         77,637
Shares
 redeemed(4)(8).....    (146,791)    (1,756,306)    (139,213)    (1,738,389)
                     -----------  -------------  -----------  -------------
Net increase
 (decrease).........     794,742  $   9,554,788       22,751  $     275,173
                     ===========  =============  ===========  =============

--------
(1)For the year ended March 31, 2008, includes automatic conversion of 640,153 shares of Class B shares in the amount of $2,976,742 to 640,228 shares of Class A shares in the amount of $2,976,742.
(2)For the year ended March 31, 2008, includes automatic conversion of 81,330 shares of Class B shares in the amount of $1,007,811 to 81,332 shares of Class A shares in the amount of $1,007,811.
(3)For the year ended March 31, 2008, includes automatic conversion of 48 shares of Class C shares in the amount of $218 to 49 shares of Class A shares in the amount of $218.
(4)For the year ended March 31, 2008, includes automatic conversion of 431 shares of Class C shares in the amount of $5,299 to 432 shares of Class A shares in the amount of $5,299.
(5)For the year ended March 31, 2009, includes automatic conversion of 503,556 shares of Class B shares in the amount of $1,482,942 to 504,345 shares of Class A shares in the amount of $1,482,942.
(6)For the year ended March 31, 2009, includes automatic conversion of 39,126 shares of Class B shares in the amount of $479,229 to 39,169 shares of Class A shares in the amount of $479,229.
(7)For the year ended March 31, 2009, includes automatic conversion of 157 shares of Class C shares in the amount of $638 to 157 shares of Class A shares in the amount of $638.
(8)For the year ended March 31, 2009, includes automatic conversion of 104 shares of Class C shares in the amount of $1,284 to 104 shares of Class A shares in the amount of $1,284.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)


NOTE 7. LINES OF CREDIT

   The SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. For the year ended March 31, 2009, the following Funds had borrowings:

                                       AVERAGE   WEIGHTED
                    DAYS     INTEREST    DEBT    AVERAGE
FUND             OUTSTANDING CHARGES   UTILIZED  INTEREST
----             ----------- -------- ---------- --------
Strategic Bond..     75      $ 4,410  $1,393,803   1.48%
High Yield Bond.     65       13,459   3,565,038   1.73

   At March 31, 2009, there were no borrowings outstanding.

NOTE 8. INTERFUND LENDING AGREEMENT

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2009 none of the Funds participated in this program.

NOTE 9. TRUSTEES RETIREMENT PLAN

   The Trustees of the Trust have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (continued)


   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                          RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                             LIABILITY        EXPENSE        PAYMENTS
                          --------------- --------------- ---------------
FUND                                   AS OF MARCH 31, 2009
----                      -----------------------------------------------
U.S. Government
 Securities..............     $19,538         $ 4,930         $70,771
GNMA.....................       7,480           7,574          57,882
Strategic Bond...........       6,961          12,516          44,825
High Yield Bond..........       8,274           3,590          45,619
Tax Exempt Insured.......       5,419           1,208          22,698

NOTE 10. SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

   The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the board of directors. The affiliated funds involved in such transaction must have common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended March 31, 2009, the following Fund engaged in securities transactions with affiliated Funds:

                           COST OF    PROCEEDS  REALIZED
FUND                      PURCHASES  FROM SALES GAIN/LOSS
----                      ---------  ---------- ---------
Strategic Bond........... $6,925,846    $--        $--

NOTE 11. UNFUNDED LOAN COMMITMENTS

   On March 31, 2009, the High Yield Bond Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

                                                                    MATURITY
FUND                        NAME                     TYPE             DATE   AMOUNT
----               ------------------------ ----------------------- -------- -------
High Yield Bond... Greektown Holdings, LLC  Delayed Draw Term Loan  11/11/09 $29,349

NOTE 12. INVESTMENT CONCENTRATION

   The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

   The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might be able to recover its investment from the U.S. Government. As a result of the U.S. Government Fund, GNMA Fund, and Strategic Bond Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of period, the Funds had 36.8%, 77.1% and 21.2%, respectively, of their total net assets invested in such securities.

        SUNAMERICA INCOME FUNDS
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Income Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the five funds constituting SunAmerica Income Funds (the "Funds") at March 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
May 27, 2009

        SUNAMERICA INCOME FUNDS
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2009 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Funds and other investment companies within the Fund Complex.

                                                                                NUMBER OF
                                     TERM OF                                     FUNDS IN
                     POSITION(S)    OFFICE AND                                 FUND COMPLEX
   NAME, ADDRESS     HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY      OTHER TRUSTEESHIP(S)
AND DATE OF BIRTH*    THE FUND    TIME SERVED(4)     DURING PAST 5 YEARS        TRUSTEE(1)      HELD BY TRUSTEE(2)
-------------------- -----------  -------------- ----------------------------- ------------ -----------------------------
DISINTERESTED
TRUSTEES

Jeffrey S. Burum      Trustee        2004-       Founder and Chairman of            39      None
DOB: February 27,                    present     the Board, National
1963                                             Community Renaissance
                                                 (1992-present); Founder,
                                                 Owner and Partner of
                                                 Colonies Crossroads, Inc.
                                                 (2000-present); Owner and
                                                 Managing Member of
                                                 Diversified Pacific
                                                 Development Group, LLC
                                                 (1998-present).



Dr. Judith L. Craven  Trustee        2001-       Retired.                           88      Director, Belo Corporation
DOB: October 6, 1945                 present                                                (1992-present); Director,
                                                                                            Sysco Corporation (1996-
                                                                                            present); Director, Luby's
                                                                                            Inc. (1998-present).

William F. Devin      Trustee        2001-       Retired.                           89      Director, Boston Options
DOB: December 30,                    present                                                Exchange (2001-present).
1938

Samuel M. Eisenstat   Chairman       1986-       Attorney, solo practitioner.       49      Director, North European
DOB: March 7, 1940    of the         present                                                Oil Royal Trust.
                      Board

Stephen J. Gutman     Trustee        1984-       Vice President, Corcoran           49      None
DOB: May 10, 1943                    present     Group (Real Estate) (2003-
                                                 present); President and
                                                 Member of Managing
                                                 Directors, Beau Brummell
                                                 Soho LLC (licensing of
                                                 menswear specialty retailing
                                                 and other activities) (1988-
                                                 present).

William J. Shea       Trustee        2004-       Executive Chairman, Lucid,         49      Chairman of the Board,
DOB: February 9,                     present     Inc., (medical technology                  Royal and SunAlliance Co.
1948                                             and information); Managing                 U.S.A., Inc. (2005-present);
                                                 Partner, DLB Capital, LLC                  Director, Boston Private
                                                 (Private Equity) (2006-                    Financial Holdings (2004-
                                                 present); President and                    present).
                                                 CEO, Conseco, Inc.
                                                 (financial services) (2001-
                                                 2004); Chairman of the
                                                 Board of Centennial
                                                 Technologies, Inc. (1998-
                                                 2001).

        SUNAMERICA INCOME FUNDS
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2009 -- (unaudited) (continued)

                                                                               NUMBER OF
                                     TERM OF                                    FUNDS IN
                     POSITION(S)    OFFICE AND                                FUND COMPLEX
   NAME, ADDRESS     HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY  OTHER TRUSTEESHIP(S)
AND DATE OF BIRTH*    THE FUND    TIME SERVED(4)    DURING PAST 5 YEARS        TRUSTEE(1)  HELD BY TRUSTEE(2)
-------------------  -----------  -------------- ---------------------------- ------------ --------------------
INTERESTED TRUSTEE

Peter A. Harbeck(3)  Trustee         1994-       President, CEO and               97              None
DOB: January 23,                     present     Director, SunAmerica,
1954                                             (1995-present); Director,
                                                 SunAmerica Capital
                                                 Services, Inc. ("SACS")
                                                 (1993-present); Chairman,
                                                 AIG Advisor Group, Inc.
                                                 (2004-present).


OFFICERS

John T. Genoy        President       2007-       Chief Financial Officer,         N/A             N/A
DOB: November 8,                     present     SunAmerica (2002-present);
1968                                             Senior Vice President,
                                                 SunAmerica (2003-present);
                                                 Chief Operating Officer,
                                                 SunAmerica (2006-present).



Donna M. Handel      Treasurer       2002-       Senior Vice President,           N/A             N/A
DOB: June 25, 1966                   present     SunAmerica (2004-present);
                                                 Vice President, SunAmerica
                                                 (1997-2004).



Gregory N. Bressler  Secretary       2005-       Senior Vice President and        N/A             N/A
DOB: November 17,                    present     General Counsel,
1966                                             SunAmerica (2005-present);
                                                 Vice President and Director
                                                 of U.S. Asset Management
                                                 Compliance, Goldman
                                                 Sachs Asset Management
                                                 L.P. (2004-2005); Deputy
                                                 General Counsel, Credit
                                                 Suisse Asset Management
                                                 (2002-2004).





        SUNAMERICA INCOME FUNDS
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2009 -- (unaudited) (continued)

                                                                                  NUMBER OF
                                       TERM OF                                     FUNDS IN
                     POSITION(S)      OFFICE AND                                 FUND COMPLEX
   NAME, ADDRESS     HELD WITH THE    LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY  OTHER TRUSTEESHIP(S)
AND DATE OF BIRTH*       FUND       TIME SERVED(4)     DURING PAST 5 YEARS        TRUSTEE(1)  HELD BY TRUSTEE(2)
-------------------- -------------  -------------- ----------------------------- ------------ --------------------
Timothy Pettee        Vice             2004-       Chief Investment Officer,         N/A              N/A
DOB: April 7, 1958    President        present     SunAmerica (2003-
                                                   present).

Michael Cheah         Vice             2000-       Senior Vice President,            N/A              N/A
DOB: January 4, 1960  President        present     SunAmerica (1999-present).

James Nichols         Vice             2006-       Director, President and           N/A              N/A
DOB: April 7, 1966    President        present     CEO, SACS (2006-
                                                   present); Senior Vice
                                                   President, SACS (2002-
                                                   2006); Senior Vice
                                                   President, SunAmerica
                                                   (2002-present).

Cynthia Skrehot       Chief            2002-       Vice President, SunAmerica        N/A              N/A
DOB: December 6,      Compliance       present     (2007-present); Chief
1967                  Officer                      Compliance Officer,
                      ("CCO")                      SunAmerica (2003-2006);
                                                   Securities Compliance
                                                   Manager, American General
                                                   Corporation (2000-2002).

Gregory R. Kingston   Vice             2002-       Vice President, SunAmerica        N/A              N/A
DOB: January 18,      President        present     (2001-present); Vice
1966                  and                          President, American
                      Assistant                    General Corporation (1999-
                      Treasurer                    2001).

Nori L. Gabert        Vice             2002-       Vice President and Deputy         N/A              N/A
DOB: August 15, 1953  President        present     General Counsel,
                      and                          SunAmerica (2001-
                      Assistant                    present); Vice President and
                      Secretary                    Secretary, VALIC Co. I and
                                                   VALIC Co. II (2000-
                                                   present); Associate General
                                                   Counsel, American General
                                                   Corporation (1997-2001).

        SUNAMERICA INCOME FUNDS
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2009 -- (unaudited) (continued)

                                                                                 NUMBER OF
                                       TERM OF                                    FUNDS IN
                     POSITION(S)      OFFICE AND                                FUND COMPLEX
   NAME, ADDRESS     HELD WITH THE    LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY  OTHER TRUSTEESHIP(S)
AND DATE OF BIRTH*       FUND       TIME SERVED(4)    DURING PAST 5 YEARS        TRUSTEE(1)  HELD BY TRUSTEE(2)
-------------------- -------------  -------------- ---------------------------- ------------ --------------------
Matthew J. Hackethal  Anti-            2006-       Chief Compliance Officer,        N/A              N/A
DOB: December 31,     Money            present     SunAmerica (2007-present);
1971                  Laundering                   Vice President, Credit
                      Compliance                   Suisse Asset Management,
                      Officer                      LLC (2001-2006); CCO,
                                                   Credit Suisse Alternative
                                                   Funds (2005-2006); CCO,
                                                   Credit Suisse Asset
                                                   Management Securities, Inc.
                                                   (2004- 2005).

--------
* The business address for each Trustee and Officer is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The term "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the investment adviser. The "Fund Complex" includes the Trust (5 funds), SunAmerica Equity Funds (9 funds), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), SunAmerica Money Market Funds, Inc. (2 funds); Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 portfolios), VALIC Company I (33 portfolios), VALIC Company II (15 portfolios), Seasons Series Trust (24 portfolios), AIG Series Trust (3 portfolios), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 funds).
(2) Trusteeships of companies required to report to the Commission under the Securities Exchange Act of 1934 (I.E. "public companies") or other investment companies regulated under the 1940 Act.
(3) Mr. Harbeck is an "interested person" of the Funds, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustees' retirement plan as discussed in Note 9 of the financial statements. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

        SUNAMERICA INCOME FUNDS
        SHAREHOLDER TAX INFORMATION -- March 31, 2009 -- (unaudited)

Certain tax information regarding the SunAmerica Income Funds is required to be provided to shareholders based upon each Fund's income and capital gain distributions for the taxable year ended March 31, 2009. During the year ended March 31, 2009 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                                                                              NET          NET        NET LONG-
                                                                                   TOTAL   INVESTMENT  SHORT-TERM       TERM
                                                                                 DIVIDENDS   INCOME   CAPITAL GAINS CAPITAL GAINS
                                                                                 --------- ---------- ------------- -------------
U.S. Government Securities Fund Class A . . . . . . . . . . . . ................   $0.28     $0.28        $  --          $--
U.S. Government Securities Fund Class B . . . . . . . . . . . . ................    0.21      0.21           --           --
U.S. Government Securities Fund Class C . . . . . . . . . . . . ................    0.21      0.21           --           --
GNMA Fund Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..    0.53      0.42         0.11           --
GNMA Fund Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..    0.46      0.35         0.11           --
GNMA Fund Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ....    0.46      0.35         0.11           --
Strategic Bond Fund Class A . . . . . . . . . . . . . . . . . . . . . . . ......    0.27      0.27           --           --
Strategic Bond Fund Class B . . . . . . . . . . . . . . . . . . . . . . . ......    0.25      0.25           --           --
Strategic Bond Fund Class C . . . . . . . . . . . . . . . . . . . . . . . ......    0.25      0.25           --           --
High Yield Bond Fund Class A . . . . . . . . . . . . . . . . . . . . . . .......    0.33      0.33           --           --
High Yield Bond Fund Class B . . . . . . . . . . . . . . . . . . . . . . .......    0.31      0.31           --           --
High Yield Bond Fund Class C . . . . . . . . . . . . . . . . . . . . . . .......    0.31      0.31           --           --
Tax-Exempt Insured Fund Class A . . . . . . . . . . . . . . . . . . ............    0.42      0.42*          --           --
Tax-Exempt Insured Fund Class B . . . . . . . . . . . . . . . . . . ............    0.31      0.31*          --           --
Tax-Exempt Insured Fund Class C . . . . . . . . . . . . . . . . . . ............    0.34      0.34*          --           --

                                                                                 QUALIFYING % FOR THE
                                                                                    70% DIVIDENDS
                                                                                  RECEIVED DEDUCTION
                                                                                 --------------------
U.S. Government Securities Fund Class A . . . . . . . . . . . . ................           --%
U.S. Government Securities Fund Class B . . . . . . . . . . . . ................           --
U.S. Government Securities Fund Class C . . . . . . . . . . . . ................           --
GNMA Fund Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..           --
GNMA Fund Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..           --
GNMA Fund Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ....           --
Strategic Bond Fund Class A . . . . . . . . . . . . . . . . . . . . . . . ......         0.53
Strategic Bond Fund Class B . . . . . . . . . . . . . . . . . . . . . . . ......         0.53
Strategic Bond Fund Class C . . . . . . . . . . . . . . . . . . . . . . . ......         0.53
High Yield Bond Fund Class A . . . . . . . . . . . . . . . . . . . . . . .......         2.26
High Yield Bond Fund Class B . . . . . . . . . . . . . . . . . . . . . . .......         2.26
High Yield Bond Fund Class C . . . . . . . . . . . . . . . . . . . . . . .......         2.26
Tax-Exempt Insured Fund Class A . . . . . . . . . . . . . . . . . . ............           --
Tax-Exempt Insured Fund Class B . . . . . . . . . . . . . . . . . . ............           --
Tax-Exempt Insured Fund Class C . . . . . . . . . . . . . . . . . . ............           --

--------
* Tax exempt interest dividends

For the year ended March 31, 2009, certain dividends paid by the Strategic Bond Fund and High Yield Bond Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                         PORTFOLIO             AMOUNT
                         ---------             -------
                         Strategic Bond Fund.. 252,818
                         High Yield Bond Fund. 348,099

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (UNAUDITED)

The following graphs compare the performance of a $10,000 investment in the SunAmerica Income Funds' portfolios to a similar investment in an index. Please note that "inception", as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Income Funds are professionally managed mutual funds, while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the largest class of that particular Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (unaudited) (continued)

THE SUNAMERICA U.S. GOVERNMENT SECURITIES FUND

The SunAmerica U.S. Government Securities Fund Class A returned 6.52% (before maximum sales charge) for the fiscal year ended March 31, 2009. The Fund underperformed its benchmark, the Barclays Capital U.S. Government Index*, which returned 6.95% over the annual period.

The Fund performed well but lagged the benchmark as the manager invested cautiously in the interest of managing risk and maintaining a healthy cash position to stay liquid for potential investment opportunities. Cash yields have been low given declining interest rates.

The unquestioned emphasis of the twelve-month period was the credit crunch that began in August. The deterioration in the housing market created concerns regarding the subprime mortgage market. Fear spread throughout the credit markets and created great uncertainty as the era of seemingly endless liquidity came to an end. Banks tightened lending standards and investors migrated to short-term Treasury securities, thereby reducing yields. The period also was marked by rising oil prices and a declining dollar which raised the specter of inflation in some circles. As the equity markets sold off and the credit markets were functioning inefficiently, the state of the economy hung in the balance.

During the second half of the annual period, the U.S. economy continued to struggle under the weight of a protracted decline in housing prices and a weak labor market. At the same time, personal income and consumption declined further as worries about the financial crisis deepened.

In response to these economic conditions, the Federal Open Market Committee lowered the Federal Funds target rate from 2.25% to a range of 0.00-0.25% over the fiscal period. As of March 31, 2009, the 10-year Treasury note closed at 2.67%, 75 basis points lower than the level a year ago. In general, easier monetary policy amidst weakening economic data led to a drop in mortgage rates and treasury yields.

The Fund was well-positioned for the decline in interest rates as it held an average duration that was longer than the benchmark. This positioning was a contributor to fund performance. The Fund ended the annual period with a duration that was 10 months longer than its benchmark.

The Fund continued to benefit from a strategy of holding a minimal amount of Freddie Mac and Fannie Mae securities. This positioning contributed to fund performance as the market became increasingly concerned with the credit risks of government-sponsored enterprises. In aggregate, the portfolio held no Freddie Mac or Fannie Mae securities at the end of the fiscal period.
--------
Past performance is no guarantee of future results.

U.S. Government guarantee applies only to the underlying securities of the Fund's portfolio and not to the Fund shares.

* The Barclays Capital U.S. Government Index is a broad market value-weighted index of U.S. Treasury securities with maturities of one year or more, securities issued by U.S. Government agencies and quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. Indices are not managed and an investor cannot invest directly into an index. (Effective November 14, 2008, the Index formerly known as The Lehman Brothers U.S. Government Index became known as the Barclays Capital U.S. Government Index.)

Securities listed may or may not be a part of current Fund construction.

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in U.S. Government Securities Fund Class A shares would have increased to $16,572. The same amount invested in securities mirroring the performance of the Barclays Capital U.S. Government Index would be valued at $18,268.

                                     [CHART]

                    U.S. Government
                       Securities          Barclays Capital
                        Class A         U.S. Government Index**
                  ------------------      ----------------
3/31/1999              $9,526                 $10,000
4/30/1999               9,554                  10,023
5/31/1999               9,472                   9,935
6/30/1999               9,399                   9,915
7/31/1999               9,380                   9,900
8/31/1999               9,419                   9,900
9/30/1999               9,501                   9,980
10/31/1999              9,528                   9,996
11/30/1999              9,522                   9,983
12/31/1999              9,511                   9,918
1/31/2000               9,439                   9,932
2/29/2000               9,514                  10,073
3/31/2000               9,611                  10,250
4/30/2000               9,619                  10,222
5/31/2000               9,624                  10,228
6/30/2000               9,770                  10,411
7/31/2000               9,837                  10,512
8/31/2000               9,961                  10,667
9/30/2000              10,039                  10,697
10/31/2000             10,158                  10,800
11/30/2000             10,337                  11,012
12/31/2000             10,611                  11,231
1/31/2001              10,677                  11,345
2/28/2001              10,773                  11,474
3/31/2001              10,868                  11,514
4/30/2001              10,762                  11,397
5/31/2001              10,780                  11,434
6/30/2001              10,857                  11,487
7/31/2001              11,124                  11,763
8/31/2001              11,241                  11,908
9/30/2001              11,433                  12,116
10/31/2001             11,650                  12,428
11/30/2001             11,372                  12,150
12/31/2001             11,227                  12,044
1/31/2002              11,335                  12,122
2/28/2002              11,481                  12,234
3/31/2002              11,242                  11,968
4/30/2002              11,525                  12,253
5/31/2002              11,620                  12,327
6/30/2002              11,792                  12,499
7/31/2002              12,017                  12,774
8/31/2002              12,255                  13,027
9/30/2002              12,546                  13,332
10/31/2002             12,526                  13,225
11/30/2002             12,451                  13,111
12/31/2002             12,722                  13,429
1/31/2003              12,699                  13,395
2/28/2003              12,867                  13,611
3/31/2003              12,830                  13,572
4/30/2003              12,879                  13,635
5/31/2003              13,197                  13,989
6/30/2003              13,112                  13,916
7/31/2003              12,389                  13,341
8/31/2003              12,510                  13,415
9/30/2003              12,954                  13,805
10/31/2003             12,765                  13,609
11/30/2003             12,778                  13,624
12/31/2003             12,895                  13,745
1/31/2004              13,009                  13,859
2/29/2004              13,152                  14,025
3/31/2004              13,252                  14,148
4/30/2004              12,821                  13,723
5/31/2004              12,768                  13,672
6/30/2004              12,850                  13,727
7/31/2004              12,973                  13,855
8/31/2004              13,219                  14,125
9/30/2004              13,240                  14,154
10/31/2004             13,347                  14,266
11/30/2004             13,241                  14,097
12/31/2004             13,347                  14,223
1/31/2005              13,454                  14,312
2/28/2005              13,390                  14,211
3/31/2005              13,334                  14,164
4/30/2005              13,577                  14,391
5/31/2005              13,693                  14,558
6/30/2005              13,733                  14,640
7/31/2005              13,585                  14,463
8/31/2005              13,785                  14,676
9/30/2005              13,610                  14,503
10/31/2005             13,463                  14,401
11/30/2005             13,525                  14,466
12/31/2005             13,706                  14,600
1/31/2006              13,697                  14,575
2/28/2006              13,728                  14,598
3/31/2006              13,557                  14,467
4/30/2006              13,456                  14,427
5/31/2006              13,430                  14,429
6/30/2006              13,462                  14,470
7/31/2006              13,647                  14,642
8/31/2006              13,862                  14,849
9/30/2006              13,986                  14,981
10/31/2006             14,067                  15,060
11/30/2006             14,222                  15,213
12/31/2006             14,105                  15,108
1/31/2007              14,063                  15,089
2/28/2007              14,309                  15,321
3/31/2007              14,269                  15,325
4/30/2007              14,334                  15,402
5/31/2007              14,183                  15,280
6/30/2007              14,108                  15,274
7/31/2007              14,301                  15,492
8/31/2007              14,478                  15,726
9/30/2007              14,556                  15,825
10/31/2007             14,675                  15,941
11/30/2007             15,058                  16,379
12/31/2007             15,058                  16,416
1/31/2008              15,361                  16,809
2/29/2008              15,450                  16,968
3/31/2008              15,525                  17,080
4/30/2008              15,325                  16,840
5/31/2008              15,109                  16,656
6/30/2008              15,215                  16,753
7/31/2008              15,226                  16,827
8/31/2008              15,448                  16,998
9/30/2008              15,570                  17,075
10/31/2008             15,463                  17,028
11/30/2008             16,253                  17,835
12/31/2008             16,793                  18,450
1/31/2009              16,329                  17,991
2/28/2009              16,242                  17,942
3/31/2009              16,572                  18,268


U.S. GOVERNMENT SECURITIES FUND

                       Class A            Class B            Class C
                  ------------------ ------------------ ------------------
                  Average            Average            Average
                  Annual  Cumulative Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return      1.49%     6.52%    1.83%     5.83%    4.83%     5.83%
--------------------------------------------------------------------------
5 Year Return      3.56%    25.05%    3.53%    20.94%    3.88%    20.94%
--------------------------------------------------------------------------
10 Year Return     5.18%    73.96%    5.15%    65.17%       NA        NA
--------------------------------------------------------------------------
Since Inception*   5.35%   135.26%    6.07%   289.39%    5.17%    64.12%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 10/1/93; Class B: 03/3/86; Class C: 06/1/99.
# For the purpose of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2009, the SunAmerica U.S. Government Securities Fund Class A returned 1.49%, compared to 6.95% for the Barclays Capital U.S. Government Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A: 4.75%, CLASS B: 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C: 1.00% CDSC. CLASS B SHARES OF THE FUND CONVERT AUTOMATICALLY TO CLASS A SHARES APPROXIMATELY EIGHT YEARS AFTER PURCHASE. THE FUND'S DAILY NET ASSET VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT WWW.SUNAMERICAFUNDS.COM.

** The Barclays Capital U.S. Government Index is a broad market value-weighted index of U.S. Treasury securities with maturities of one year or more, securities issued by U.S. Government agencies and quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. Indicies are not managed and an investor cannot invest directly into an index. (Effective November 14, 2008, the Index formerly known as The Lehman Brothers U.S. Government Index became known as the Barclays Capital U.S. Government Index.)

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (unaudited) (continued)

SUNAMERICA GNMA FUND

The SunAmerica GNMA Fund Class A returned 6.98% (before maximum sales charge) for the fiscal year ended March 31, 2009. The Fund underperformed its benchmark, the Citigroup Mortgage GNMA Index*, which returned 7.41% over the annual period.

The Fund performed well but lagged the benchmark in the interest of attempting to manage risk in the current economic environment. Accordingly, the Fund maintained a higher cash position than usual even though cash yields have been low given the declining interest rate environment. The portfolio manager also maintained a cash reserve to stay liquid for forthcoming potential investment opportunities.

The U.S. economy continues to struggle under the weight of a protracted decline in housing prices, a weak labor market and tighter credit conditions. At the same time, personal income and consumption declined further as worries about the global financial crisis deepened. As the fiscal period progressed, U.S. business activity continued to rapidly decline and the economy continued to deteriorate.

In response to these economic conditions, the Federal Open Market Committee lowered the Federal Funds target rate from 2.25% to a range of 0.00-0.25% over the fiscal period. As of March 31, 2009, the 10-year Treasury note closed at 2.67%, 75 basis points lower than the level one year ago. In general, easier monetary policy amidst weakening economic data led to a drop in mortgage rates and treasury yields.

Contributors to the Fund's performance were its strategy of holding minimal Freddie Mac and Fannie Mae securities and the relatively long duration of the portfolio as compared to the benchmark. As the financial markets worsened, the credit risks of government-sponsored entities became a major concern. In aggregate, the portfolio held no Freddie Mac or Fannie Mae securities at the end of the annual period. The Fund's duration, which was longer than the benchmark, also contributed to Fund performance.
--------
Past performance is no guarantee of future results.

U.S. Government guarantee applies only to the underlying securities of the Fund's portfolio and not to the Fund shares.

* The Citigroup Mortgage GNMA Index is a market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA). Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Fund construction.

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in GNMA Fund Class A shares would have increased to $16,941. The same amount invested in securities mirroring the performance of the Citigroup Mortgage GNMA Index would be valued at $18,098.

                                     [CHART]

                                    Citigroup Mortgage
                 GNMA Class A          GNMA Index**
                 -------------      ------------------
 3/31/1999        $ 9,527                $10,000
 4/30/1999          9,556                 10,050
 5/31/1999          9,477                 10,001
 6/30/1999          9,415                  9,964
 7/31/1999          9,405                  9,897
 8/31/1999          9,416                  9,890
 9/30/1999          9,526                 10,060
10/31/1999          9,573                 10,113
11/30/1999          9,596                 10,119
12/31/1999          9,602                 10,091
 1/31/2000          9,510                 10,012
 2/29/2000          9,605                 10,138
 3/31/2000          9,755                 10,295
 4/30/2000          9,751                 10,285
 5/31/2000          9,802                 10,331
 6/30/2000          9,959                 10,521
 7/31/2000         10,006                 10,573
 8/31/2000         10,147                 10,730
 9/30/2000         10,242                 10,838
10/31/2000         10,315                 10,916
11/30/2000         10,467                 11,068
12/31/2000         10,681                 11,222
 1/31/2001         10,842                 11,405
 2/28/2001         10,955                 11,459
 3/31/2001         11,035                 11,524
 4/30/2001         10,988                 11,549
 5/31/2001         11,022                 11,642
 6/30/2001         11,056                 11,666
 7/31/2001         11,373                 11,876
 8/31/2001         11,468                 11,964
 9/30/2001         11,682                 12,126
10/31/2001         11,910                 12,283
11/30/2001         11,607                 12,180
12/31/2001         11,481                 12,148
 1/31/2002         11,606                 12,279
 2/28/2002         11,791                 12,396
 3/31/2002         11,547                 12,281
 4/30/2002         11,840                 12,492
 5/31/2002         11,919                 12,579
 6/30/2002         12,060                 12,674
 7/31/2002         12,247                 12,816
 8/31/2002         12,409                 12,921
 9/30/2002         12,603                 13,030
10/31/2002         12,642                 13,070
11/30/2002         12,622                 13,076
12/31/2002         12,804                 13,207
 1/31/2003         12,834                 13,248
 2/28/2003         12,961                 13,320
 3/31/2003         12,965                 13,316
 4/30/2003         13,034                 13,347
 5/31/2003         13,217                 13,355
 6/30/2003         13,188                 13,393
 7/31/2003         12,484                 13,181
 8/31/2003         12,638                 13,259
 9/30/2003         13,063                 13,463
10/31/2003         12,934                 13,433
11/30/2003         12,921                 13,486
12/31/2003         13,076                 13,605
 1/31/2004         13,179                 13,672
 2/29/2004         13,285                 13,763
 3/31/2004         13,362                 13,820
 4/30/2004         13,013                 13,603
 5/31/2004         12,964                 13,566
 6/30/2004         13,076                 13,690
 7/31/2004         13,216                 13,807
 8/31/2004         13,423                 14,017
 9/30/2004         13,437                 14,045
10/31/2004         13,546                 14,162
11/30/2004         13,501                 14,124
12/31/2004         13,591                 14,227
 1/31/2005         13,671                 14,314
 2/28/2005         13,594                 14,267
 3/31/2005         13,550                 14,229
 4/30/2005         13,700                 14,378
 5/31/2005         13,786                 14,485
 6/30/2005         13,823                 14,532
 7/31/2005         13,762                 14,485
 8/31/2005         13,886                 14,606
 9/30/2005         13,792                 14,542
10/31/2005         13,710                 14,473
11/30/2005         13,740                 14,509
12/31/2005         13,900                 14,702
 1/31/2006         13,933                 14,743
 2/28/2006         13,950                 14,775
 3/31/2006         13,846                 14,672
 4/30/2006         13,778                 14,619
 5/31/2006         13,726                 14,582
 6/30/2006         13,737                 14,588
 7/31/2006         13,928                 14,797
 8/31/2006         14,121                 15,040
 9/30/2006         14,224                 15,129
10/31/2006         14,317                 15,239
11/30/2006         14,433                 15,388
12/31/2006         14,397                 15,367
 1/31/2007         14,373                 15,367
 2/28/2007         14,580                 15,559
 3/31/2007         14,570                 15,588
 4/30/2007         14,637                 15,665
 5/31/2007         14,521                 15,579
 6/30/2007         14,429                 15,483
 7/31/2007         14,578                 15,610
 8/31/2007         14,754                 15,804
 9/30/2007         14,858                 15,936
10/31/2007         15,026                 16,099
11/30/2007         15,378                 16,421
12/31/2007         15,393                 16,442
 1/31/2008         15,640                 16,724
 2/29/2008         15,771                 16,807
 3/31/2008         15,836                 16,849
 4/30/2008         15,734                 16,831
 5/31/2008         15,536                 16,739
 6/30/2008         15,613                 16,748
 7/31/2008         15,607                 16,742
 8/31/2008         15,797                 16,924
 9/30/2008         15,930                 17,040
10/31/2008         15,739                 16,795
11/30/2008         16,418                 17,416
12/31/2008         16,729                 17,724
 1/31/2009         16,614                 17,716
 2/28/2009         16,691                 17,822
 3/31/2009         16,941                 18,098


GNMA FUND

                       Class A            Class B            Class C
                  ------------------ ------------------ ------------------
                  Average            Average            Average
                  Annual  Cumulative Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return      1.94%     6.98%    2.28%     6.28%    5.27%     6.27%
--------------------------------------------------------------------------
5 Year Return      3.84%    26.78%    3.84%    22.73%    4.18%    22.72%
--------------------------------------------------------------------------
10 Year Return     5.41%    77.82%    5.22%    66.39%       NA        NA
--------------------------------------------------------------------------
Since Inception*   5.91%   155.38%    7.38%   534.19%    5.43%    68.11%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 10/11/93; Class B: 04/25/83; Class C: 06/1/99. # For the purpose of the graph, it has been assumed that the maximum sales charge of 4.75% of offering, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2009, the SunAmerica GNMA Fund Class A returned 1.94%, compared to 7.41% for the Citigroup Mortgage GNMA Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A: 4.75%, CLASS B: 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C: 1.00% CDSC. CLASS B SHARES OF THE FUND CONVERT AUTOMATICALLY TO CLASS A SHARES APPROXIMATELY EIGHT YEARS AFTER PURCHASE. THE FUND'S DAILY NET ASSET VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT WWW.SUNAMERICAFUNDS.COM.

**The Citigroup Mortgage GNMA Index is a market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA). Indices are not managed and an investor cannot invest directly into an index.

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (unaudited) (continued)

THE SUNAMERICA STRATEGIC BOND FUND

The SunAmerica Strategic Bond Fund Class A returned -14.67% (before maximum sales charge) for the fiscal year ended March 31, 2009. The Fund underperformed its benchmark, the Barclays Capital U.S. Aggregate Bond Index*, which returned 3.13% over the fiscal year.

Credit markets, both domestic and globally, were negatively impacted by the large leverage unwind and deteriorating economic conditions experienced globally in 2008. The Fund's exposure to corporate debt in the Bank and Finance sectors was one of the largest detractors from performance following the bankruptcy of Lehman Brothers and increased fears related to the broader financial system. As the fourth quarter of 2008 progressed, corporate exposure in the industrial sector also detracted from performance as concern shifted away from financials and toward the overall economy. Furthermore, exposure to lower rated credits in the High Yield markets weighed heavily on performance. Currency movements, notably the decline in the value of the Australian dollar, negatively impacted performance. In addition, exposure to CMBS and ABS within the securitized portion of the portfolio negatively impacted the portfolio as the housing and consumer markets remained under pressure.

Specific securities that detracted from performance within the High Yield market were issued by Aleris International and Tronox Worldwide, which both filed for bankruptcy. Within the High Grade Credit portion of the Fund, several positions in Lehman Brothers Holdings contributed to underperformance following the firm's bankruptcy filing. International exposure to Ecuador and the Ukraine detracted from performance as concern over economic weakness in Emerging Markets mounted.

The Fund's holdings of Ford Motor Credit 2/01/11, GMAC Sr. Note 12/15/11 and FNMA 5/25/38 were positive contributors to performance. In addition, the higher-yielding positioning of the portfolio was a positive contributor in this challenging market. The Fund's positioning in longer duration, higher quality securities in the investment-grade sleeve also benefited the Fund as interest rates declined.
--------
Past performance is no guarantee of future results.

Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates.

* The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index. (Effective November 14, 2008, the Index formerly known as The Lehman Brothers U.S. Aggregate Bond Index became known as the Barclays Capital U.S. Aggregate Bond Index.)

Securities listed may or may not be a part of current Fund construction.

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Strategic Bond Fund Class A shares would have increased to $15,116. The same amount invested in securities mirroring the performance of the Barclays Capital U.S. Aggregate Bond Index would be valued at $17,402.

                                    [CHART]

               Strategic Bond Fund   Barclays Capital U.S.
                      Class A        Aggregate Bond Index+
               -------------------   ---------------------
 3/31/1999          $ 9,521                $10,000
 4/30/1999            9,701                 10,032
 5/31/1999            9,488                  9,944
 6/30/1999            9,458                  9,912
 7/31/1999            9,406                  9,870
 8/31/1999            9,300                  9,865
 9/30/1999            9,392                  9,980
10/31/1999            9,408                 10,017
11/30/1999            9,523                 10,016
12/31/1999            9,599                  9,968
 1/31/2000            9,592                  9,935
 2/29/2000            9,665                 10,055
 3/31/2000            9,727                 10,188
 4/30/2000            9,589                 10,158
 5/31/2000            9,521                 10,153
 6/30/2000            9,747                 10,364
 7/31/2000            9,885                 10,459
 8/31/2000           10,061                 10,610
 9/30/2000           10,013                 10,677
10/31/2000            9,793                 10,748
11/30/2000            9,644                 10,924
12/31/2000            9,906                 11,127
 1/31/2001           10,300                 11,308
 2/28/2001           10,367                 11,407
 3/31/2001           10,230                 11,464
 4/30/2001           10,101                 11,416
 5/31/2001           10,206                 11,484
 6/30/2001           10,195                 11,528
 7/31/2001           10,262                 11,786
 8/31/2001           10,438                 11,921
 9/30/2001           10,185                 12,060
10/31/2001           10,427                 12,312
11/30/2001           10,586                 12,142
12/31/2001           10,546                 12,065
 1/31/2002           10,625                 12,162
 2/28/2002           10,687                 12,280
 3/31/2002           10,683                 12,076
 4/30/2002           10,886                 12,310
 5/31/2002           10,838                 12,415
 6/30/2002           10,571                 12,522
 7/31/2002           10,370                 12,673
 8/31/2002           10,639                 12,887
 9/30/2002           10,614                 13,096
10/31/2002           10,701                 13,036
11/30/2002           10,935                 13,033
12/31/2002           11,182                 13,302
 1/31/2003           11,356                 13,313
 2/28/2003           11,553                 13,498
 3/31/2003           11,652                 13,487
 4/30/2003           12,096                 13,599
 5/31/2003           12,471                 13,852
 6/30/2003           12,576                 13,825
 7/31/2003           12,259                 13,360
 8/31/2003           12,443                 13,448
 9/30/2003           12,861                 13,804
10/31/2003           12,932                 13,676
11/30/2003           13,119                 13,708
12/31/2003           13,464                 13,848
 1/31/2004           13,693                 13,959
 2/29/2004           13,679                 14,110
 3/31/2004           13,754                 14,216
 4/30/2004           13,460                 13,846
 5/31/2004           13,285                 13,791
 6/30/2004           13,521                 13,869
 7/31/2004           13,680                 14,006
 8/31/2004           13,965                 14,273
 9/30/2004           14,174                 14,312
10/31/2004           14,426                 14,432
11/30/2004           14,719                 14,317
12/31/2004           15,126                 14,449
 1/31/2005           15,159                 14,539
 2/28/2005           15,287                 14,454
 3/31/2005           14,999                 14,379
 4/30/2005           15,066                 14,574
 5/31/2005           15,221                 14,732
 6/30/2005           15,415                 14,812
 7/31/2005           15,480                 14,677
 8/31/2005           15,718                 14,865
 9/30/2005           15,696                 14,712
10/31/2005           15,496                 14,596
11/30/2005           15,607                 14,660
12/31/2005           15,817                 14,800
 1/31/2006           16,032                 14,801
 2/28/2006           16,137                 14,850
 3/31/2006           16,025                 14,704
 4/30/2006           16,139                 14,677
 5/31/2006           15,936                 14,662
 6/30/2006           15,911                 14,693
 7/31/2006           16,258                 14,891
 8/31/2006           16,515                 15,119
 9/30/2006           16,584                 15,252
10/31/2006           16,791                 15,353
11/30/2006           17,045                 15,531
12/31/2006           17,070                 15,441
 1/31/2007           17,044                 15,435
 2/28/2007           17,249                 15,673
 3/31/2007           17,318                 15,673
 4/30/2007           17,482                 15,758
 5/31/2007           17,458                 15,638
 6/30/2007           17,288                 15,592
 7/31/2007           17,070                 15,722
 8/31/2007           17,144                 15,915
 9/30/2007           17,551                 16,035
10/31/2007           17,835                 16,180
11/30/2007           17,664                 16,470
12/31/2007           17,737                 16,517
 1/31/2008           17,716                 16,794
 2/29/2008           17,688                 16,818
 3/31/2008           17,716                 16,875
 4/30/2008           17,948                 16,840
 5/31/2008           17,929                 16,716
 6/30/2008           17,705                 16,703
 7/31/2008           17,588                 16,689
 8/31/2008           17,577                 16,847
 9/30/2008           16,626                 16,621
10/31/2008           14,677                 16,229
11/30/2008           14,394                 16,757
12/31/2008           14,965                 17,382
 1/31/2009           15,111                 17,229
 2/28/2009           14,917                 17,164
 3/31/2009           15,116                 17,402


STRATEGIC BOND FUND

                       Class A            Class B            Class C
                  ------------------ ------------------ ------------------
                  Average            Average            Average
                  Annual  Cumulative Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -18.63%  -14.67%   -18.37%  -15.25%   -15.94%  -15.16%
--------------------------------------------------------------------------
5 Year Return       0.92%    9.90%     0.93%    6.32%     1.20%    6.15%
--------------------------------------------------------------------------
10 Year Return      4.22%   58.77%     4.15%   50.19%     4.07%   49.00%
--------------------------------------------------------------------------
Since Inception*    5.18%  128.68%     5.62%  126.96%     5.33%  117.98%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 11/1/93; Class B: 04/1/94; Class C: 04/1/94.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2009, the SunAmerica Strategic Bond Fund Class A returned -18.63%, compared to 3.13% for the Barclays Capital U.S. Aggregate Bond Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A: 4.75%, CLASS B: 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C: 1.00% CDSC. CLASS B SHARES OF THE FUND CONVERT AUTOMATICALLY TO CLASS A SHARES APPROXIMATELY EIGHT YEARS AFTER PURCHASE. THE FUND'S DAILY NET ASSET VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT WWW.SUNAMERICAFUNDS.COM.

+ The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index. (Effective November 14, 2008, the Index formerly known as The Lehman Brothers U.S. Aggregate Bond Index became known as the Barclays Capital U.S. Aggregate Bond Index.)

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (unaudited) (continued)

THE SUNAMERICA HIGH YIELD BOND FUND

The SunAmerica High Yield Bond Fund Class A returned -32.66% (before maximum sales charge) for the fiscal year ended March 31, 2009. The Fund underperformed its benchmark, the Citigroup High Yield Market Index*, which returned -19.88% over the annual period.

The high yield market posted one of its worst years in the history of high yield bonds as macroeconomics statistics have deteriorated with jobless claims, consumer spending and consumer confidence all moving sharply to the downside. The majority of the losses for the period came in the fourth quarter of 2008 as the Fund was down 27.89% during this period. Financial failures ignited the massive sell-off within the market. Bank lending was largely constrained and consumer retrenching continued over the period.

During the fiscal year, spreads widened 862 basis points. In addition, spreads reached record highs in December, but have tightened 318 basis points since December 31/st/, as recent actions taken by the government to jump-start the economy have provided a boost to the high yield market.

Sector selection was the primary positive contributor to performance for the period. The most notable sectors were pharmaceuticals, healthcare services and publishing. The Fund's overweight positions within pharmaceuticals and healthcare services contributed to the portfolio's performance as these sectors outperformed relative to the index. In addition, the underweight position within the publishing sector contributed to performance as this sector underperformed relative to the index for the period. The Fund's return was negatively impacted by its underweight position within finance. A large portion of the negative performance in finance was related to our underweight in GMAC as the Fed approved the company's application for bank holding status and the Treasury followed-up with a $6 billion preferred investment in the company.

Security selection was the primary contributor to the Fund's underperformance versus the index for the period. Detractors from performance in the period were the Fund's holdings in Exco Resources Inc. and Huntsman International LLC within the secondary oil & gas producers and chemicals sectors, respectively. A notable positive contributor to performance in the period was the execution of a short position in the funded Dow Jones CDX high yield index product to hedge the portfolio during the decline.
--------
Past performance is no guarantee of future results.

High-yield bonds tend to have lower interest-rate risk than higher-quality bonds of similar maturity but carry greater credit and default risk.

Interest rates and bond prices typically move inversely to each other: therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates.

* The Citigroup High Yield Market Index is a broad-based, unmanaged index of high-yield securities. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Fund construction.

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (unaudited) (continued)

Since inception*, $10,000 invested in High Yield Bond Fund Class A shares would have increased to $10,089. The same amount invested in securities mirroring the performance of the Citigroup High Yield Market Index would be valued at $12,842.

                                     [CHART]


                High Yield Bond Fund              Citigroup High
                      Class A                   Yield Market Index+
                --------------------            -------------------
3/31/1999            $ 9,522                         $10,000
4/30/1999              9,789                          10,209
5/31/1999              9,564                          10,049
6/30/1999              9,540                          10,027
7/31/1999              9,584                          10,048
8/31/1999              9,455                           9,929
9/30/1999              9,396                           9,854
10/31/1999             9,277                           9,787
11/30/1999             9,437                           9,940
12/31/1999             9,538                          10,023
1/31/2000              9,450                           9,941
2/29/2000              9,452                           9,964
3/31/2000              9,247                           9,761
4/30/2000              9,319                           9,800
5/31/2000              9,262                           9,664
6/30/2000              9,428                           9,881
7/31/2000              9,471                           9,988
8/31/2000              9,656                          10,063
9/30/2000              9,565                           9,955
10/31/2000             9,280                           9,660
11/30/2000             8,785                           9,265
12/31/2000             8,910                           9,454
1/31/2001              9,544                          10,091
2/28/2001              9,671                          10,212
3/31/2001              9,406                          10,026
4/30/2001              9,218                           9,879
5/31/2001              9,349                          10,037
6/30/2001              9,134                           9,761
7/31/2001              9,172                           9,945
8/31/2001              9,291                          10,081
9/30/2001              8,900                           9,355
10/31/2001             9,078                           9,666
11/30/2001             9,287                          10,033
12/31/2001             9,227                           9,969
1/31/2002              9,217                          10,011
2/28/2002              9,044                           9,903
3/31/2002              9,230                          10,166
4/30/2002              9,318                          10,333
5/31/2002              9,162                          10,204
6/30/2002              8,479                           9,306
7/31/2002              8,114                           8,885
8/31/2002              8,159                           9,223
9/30/2002              8,061                           9,042
10/31/2002             7,984                           9,011
11/30/2002             8,427                           9,698
12/31/2002             8,527                           9,817
1/31/2003              8,768                          10,182
2/28/2003              8,832                          10,318
3/31/2003              9,003                          10,666
4/30/2003              9,538                          11,329
5/31/2003              9,709                          11,404
6/30/2003             10,031                          11,758
7/31/2003              9,979                          11,584
8/31/2003             10,104                          11,703
9/30/2003             10,459                          12,050
10/31/2003            10,641                          12,330
11/30/2003            10,822                          12,502
12/31/2003            11,183                          12,822
1/31/2004             11,563                          13,044
2/29/2004             11,416                          12,973
3/31/2004             11,349                          13,054
4/30/2004             11,370                          13,010
5/31/2004             11,178                          12,784
6/30/2004             11,483                          12,975
7/31/2004             11,566                          13,142
8/31/2004             11,700                          13,382
9/30/2004             11,862                          13,564
10/31/2004            12,139                          13,845
11/30/2004            12,572                          14,004
12/31/2004            12,948                          14,206
1/31/2005             13,023                          14,186
2/28/2005             13,251                          14,399
3/31/2005             12,854                          13,995
4/30/2005             12,642                          13,802
5/31/2005             12,893                          14,086
6/30/2005             13,210                          14,322
7/31/2005             13,557                          14,529
8/31/2005             13,842                          14,590
9/30/2005             13,743                          14,444
10/31/2005            13,562                          14,336
11/30/2005            13,714                          14,373
12/31/2005            13,901                          14,501
1/31/2006             14,203                          14,728
2/28/2006             14,239                          14,802
3/31/2006             14,346                          14,908
4/30/2006             14,548                          14,990
5/31/2006             14,534                          14,980
6/30/2006             14,487                          14,915
7/31/2006             14,664                          15,076
8/31/2006             14,972                          15,328
9/30/2006             15,149                          15,540
10/31/2006            15,363                          15,763
11/30/2006            15,478                          16,025
12/31/2006            15,661                          16,218
1/31/2007             15,741                          16,371
2/28/2007             15,912                          16,598
3/31/2007             15,926                          16,623
4/30/2007             16,139                          16,848
5/31/2007             16,188                          16,975
6/30/2007             15,964                          16,650
7/31/2007             15,401                          16,105
8/31/2007             15,551                          16,301
9/30/2007             15,934                          16,731
10/31/2007            16,063                          16,838
11/30/2007            15,765                          16,466
12/31/2007            15,803                          16,516
1/31/2008             15,212                          16,308
2/29/2008             14,935                          16,097
3/31/2008             14,983                          16,028
4/30/2008             15,571                          16,735
5/31/2008             15,695                          16,824
6/30/2008             15,527                          16,269
7/31/2008             15,143                          16,025
8/31/2008             15,127                          16,067
9/30/2008             13,916                          14,780
10/31/2008            11,388                          12,513
11/30/2008            10,002                          11,293
12/31/2008            10,035                          12,237
1/31/2009             10,357                          12,899
2/28/2009             10,121                          12,411
3/31/2009             10,089                          12,842




HIGH YIELD BOND FUND

                       Class A            Class B            Class C
                  ------------------ ------------------ ------------------
                  Average            Average            Average
                  Annual  Cumulative Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -35.90%  -32.66%   -35.43%  -33.00%   -35.51%  -32.90%
--------------------------------------------------------------------------
5 Year Return      -3.27%  -11.10%    -3.19%  -13.77%    -2.90%  -13.67%
--------------------------------------------------------------------------
10 Year Return      0.09%    5.95%     0.04%    0.39%        NA       NA
--------------------------------------------------------------------------
Since Inception*    0.56%   11.24%     0.50%    5.34%    -0.01%   -0.09%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 11/2/98; Class B: 11/2/98; Class C: 08/21/00.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2009, the SunAmerica High Yield Bond Fund Class A returned -35.90%, compared to -19.88% for the Citigroup High Yield Market Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A: 4.75%, CLASS B: 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C: 1.00% CDSC. CLASS B SHARES OF THE FUND CONVERT AUTOMATICALLY TO CLASS A SHARES APPROXIMATELY EIGHT YEARS AFTER PURCHASE. THE FUND'S DAILY NET ASSET VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT WWW.SUNAMERICAFUNDS.COM.

+ The Citigroup High Yield Market Index is a broad-based, unmanaged index of high-yield securities. Indices are not managed and an investor cannot invest directly into an index.

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (unaudited) (continued)

THE SUNAMERICA TAX EXEMPT INSURED FUND

The SunAmerica Tax Exempt Insured Fund Class A returned 3.74% (before maximum sales charge) for the fiscal year ended March 31, 2009. The Fund outperformed its benchmark, the Barclays Capital Municipal Bond Index*, which returned 2.27% in the fiscal year.

For the year ended March 31, 2009, the Fund outperformed its benchmark as several of the monoline bond insurers were downgraded and bonds began trading according to their underlying credit ratings. This resulted in quality spreads widening. The Fund's outperformance was the result of having higher credit quality than its benchmark. Additionally, the Fund had a shorter average maturity and an underweight in the longer end of the municipal curve, which also benefited performance.

The Fund had an overweight in healthcare, and several bonds were added during the period as credit spreads widened. Specifically, Missouri Health and Education Facilities (St. Luke's Health) and Pennsylvania Higher Education Facilities (University of Pennsylvania Health System) were purchased during the period and performed well.

The Fund also benefited from purchases of essential service revenue bonds on higher tax states, such as New York and California. Specifically, Los Angeles, California Department of Water and Power, State of California Department of Water Resources and New York City, New York Municipal Water Finance Authority bonds were purchased during the period and provided strong returns.

Conversely, Williamson County, Texas, University of Houston, Texas and Massachusetts School Building Authority were purchases during the period that detracted from the Fund's performance. All three bonds are still in the portfolio as we do not believe there are any significant credit concerns with any of these securities.
--------
Past performance is no guarantee of future results.

Interest rates and bond prices typically move inversely to each other, therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates.

* The Barclays Capital Municipal Bond Index is a market value-weighted index for the tax-exempt bond market. Indices are not managed and an investor cannot invest directly into an index. (Effective November 14, 2008, the Index formerly known as The Lehman Brothers Municipal Bond Index became known as the Barclays Capital Municipal Bond Index.)

Securities listed may or may not be a part of current Fund construction.

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Tax Exempt Insured Fund Class A shares would have increased to $13,792. The same amount invested in securities mirroring the performance of the Barclays Capital Municipal Bond Index would be valued at $15,676.

                                    [CHART]

                 Tax Exempt Insured      Barclays Capital
                       Class A         Municipal Bond Index+
                 ------------------    ---------------------
 3/31/1999            $ 9,526                $10,000
 4/30/1999              9,544                 10,025
 5/31/1999              9,454                  9,967
 6/30/1999              9,288                  9,823
 7/31/1999              9,328                  9,859
 8/31/1999              9,242                  9,780
 9/30/1999              9,230                  9,784
10/31/1999              9,121                  9,678
11/30/1999              9,229                  9,781
12/31/1999              9,195                  9,708
 1/31/2000              9,106                  9,666
 2/29/2000              9,233                  9,778
 3/31/2000              9,412                  9,992
 4/30/2000              9,350                  9,933
 5/31/2000              9,270                  9,881
 6/30/2000              9,513                 10,143
 7/31/2000              9,650                 10,284
 8/31/2000              9,778                 10,443
 9/30/2000              9,720                 10,388
10/31/2000              9,819                 10,502
11/30/2000              9,886                 10,581
12/31/2000             10,173                 10,843
 1/31/2001             10,253                 10,950
 2/28/2001             10,291                 10,985
 3/31/2001             10,361                 11,084
 4/30/2001             10,174                 10,964
 5/31/2001             10,299                 11,083
 6/30/2001             10,392                 11,157
 7/31/2001             10,550                 11,322
 8/31/2001             10,717                 11,509
 9/30/2001             10,672                 11,470
10/31/2001             10,797                 11,606
11/30/2001             10,650                 11,509
12/31/2001             10,516                 11,400
 1/31/2002             10,669                 11,598
 2/28/2002             10,824                 11,737
 3/31/2002             10,556                 11,507
 4/30/2002             10,770                 11,732
 5/31/2002             10,832                 11,803
 6/30/2002             10,935                 11,928
 7/31/2002             11,108                 12,082
 8/31/2002             11,256                 12,227
 9/30/2002             11,548                 12,495
10/31/2002             11,233                 12,288
11/30/2002             11,143                 12,236
12/31/2002             11,399                 12,495
 1/31/2003             11,328                 12,463
 2/28/2003             11,518                 12,637
 3/31/2003             11,514                 12,645
 4/30/2003             11,609                 12,728
 5/31/2003             11,869                 13,026
 6/30/2003             11,792                 12,971
 7/31/2003             11,357                 12,517
 8/31/2003             11,488                 12,611
 9/30/2003             11,820                 12,981
10/31/2003             11,734                 12,916
11/30/2003             11,839                 13,051
12/31/2003             11,940                 13,159
 1/31/2004             11,987                 13,234
 2/29/2004             12,180                 13,433
 3/31/2004             12,082                 13,386
 4/30/2004             11,799                 13,069
 5/31/2004             11,736                 13,022
 6/30/2004             11,767                 13,069
 7/31/2004             11,901                 13,241
 8/31/2004             12,129                 13,507
 9/30/2004             12,180                 13,578
10/31/2004             12,279                 13,695
11/30/2004             12,162                 13,582
12/31/2004             12,320                 13,748
 1/31/2005             12,450                 13,877
 2/28/2005             12,404                 13,830
 3/31/2005             12,294                 13,743
 4/30/2005             12,479                 13,960
 5/31/2005             12,579                 14,059
 6/30/2005             12,639                 14,146
 7/31/2005             12,545                 14,082
 8/31/2005             12,673                 14,224
 9/30/2005             12,568                 14,128
10/31/2005             12,472                 14,042
11/30/2005             12,504                 14,110
12/31/2005             12,608                 14,231
 1/31/2006             12,615                 14,270
 2/28/2006             12,705                 14,366
 3/31/2006             12,592                 14,266
 4/30/2006             12,576                 14,262
 5/31/2006             12,612                 14,325
 6/30/2006             12,556                 14,271
 7/31/2006             12,692                 14,441
 8/31/2006             12,880                 14,655
 9/30/2006             12,965                 14,757
10/31/2006             13,053                 14,849
11/30/2006             13,171                 14,973
12/31/2006             13,107                 14,920
 1/31/2007             13,062                 14,882
 2/28/2007             13,220                 15,078
 3/31/2007             13,174                 15,041
 4/30/2007             13,190                 15,086
 5/31/2007             13,113                 15,019
 6/30/2007             13,045                 14,941
 7/31/2007             13,135                 15,057
 8/31/2007             13,110                 14,992
 9/30/2007             13,249                 15,214
10/31/2007             13,281                 15,282
11/30/2007             13,381                 15,379
12/31/2007             13,424                 15,422
 1/31/2008             13,483                 15,616
 2/29/2008             12,944                 14,901
 3/31/2008             13,295                 15,327
 4/30/2008             13,461                 15,506
 5/31/2008             13,553                 15,600
 6/30/2008             13,413                 15,424
 7/31/2008             13,449                 15,483
 8/31/2008             13,611                 15,664
 9/30/2008             13,000                 14,929
10/31/2008             13,008                 14,777
11/30/2008             13,105                 14,824
12/31/2008             13,349                 15,040
 1/31/2009             13,778                 15,591
 2/28/2009             13,777                 15,673
 3/31/2009             13,792                 15,676


TAX EXEMPT INSURED FUND

                       Class A            Class B            Class C
                  ------------------ ------------------ ------------------
                  Average            Average            Average
                  Annual  Cumulative Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -1.18%     3.74%   -1.25%     2.75%    2.12%     3.12%
--------------------------------------------------------------------------
5 Year Return      1.68%    14.15%    1.53%     9.75%    2.02%    10.54%
--------------------------------------------------------------------------
10 Year Return     3.27%    44.78%    3.19%    36.88%       NA        NA
--------------------------------------------------------------------------
Since Inception*   5.22%   244.77%    3.88%    80.34%    3.25%    36.99%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, return would be lower.
*  Inception Date - Class A: 11/22/85; Class B: 10/4/93; Class C: 06/1/99.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2009, SunAmerica Tax Exempt Insured Fund Class A returned -1.18%, compared to 2.27% for the Barclays Capital Municipal Bond Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MAXIMUM SALES CHARGE: CLASS A: 4.75%, CLASS B: 4.00% CONTINGENT DEFERRED SALES CHARGE (CDSC), CLASS C: 1.00% CDSC. CLASS B SHARES OF THE FUND CONVERT AUTOMATICALLY TO CLASS A SHARES APPROXIMATELY EIGHT YEARS AFTER PURCHASE. THE FUND'S DAILY NET ASSET VALUES ARE NOT GUARANTEED AND SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN. PERFORMANCE AS OF THE MOST RECENT MONTH END IS AVAILABLE AT WWW.SUNAMERICAFUNDS.COM.

+ The Barclays Capital Municipal Bond Index is a market value-weighted index for the tax-exempt bond market. Indices are not managed and an investor cannot invest directly into an index. (Effective November 14, 2008, the Index formerly known as The Lehman Brothers Municipal Bond Index became known as the Barclays Capital Municipal Bond Index.)

[LOGO] SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES         VOTING PROXIES ON TRUST    DISCLOSURE OF QUARTERLY
 SAMUEL M. EISENSTAT       PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 PETER A. HARBECK          A description of the       The Trust is required to
 DR. JUDITH L. CRAVEN      policies and proce-dures   file its com-plete
 WILLIAM F. DEVIN          that the Trust uses to     schedule of portfolio
 STEPHEN J. GUTMAN         determine how to vote      holdings with the U.S.
 JEFFREY S. BURUM          proxies relating to        Securities and Exchange
 WILLIAM J. SHEA           secu-rities held in a      Commission for its first
                           Fund's portfolio, which    and third fiscal quarters
OFFICERS                   is available in the        on Form N-Q. The Trust's
 JOHN T. GENOY, PRESIDENT  Trust's Statement of       Forms N-Q are available
 DONNA M. HANDEL,          Additional Information,    on the U.S. Securities
   TREASURER               may be ob-tained without   and Exchange Commis-sion
 JAMES NICHOLS, VICE       charge upon request, by    website at www.sec.gov.
   PRESIDENT               calling (800) 858-8850.    You can also review and
 TIMOTHY PETTEE, VICE      The in-formation is also   obtain copies of the
   PRESIDENT               available from the EDGAR   Forms N-Q at the U.S.
 MICHAEL CHEAH, VICE       database on the U.S.       Securities and Exchange
   PRESIDENT               Secu-rities and Exchange   Commission Public
 CYNTHIA SKREHOT, VICE     Commission's website at    Refer-ence Room in
   PRESIDENT AND CHIEF     http://www.sec.gov.        Washington DC
   COMPLIANCE OFFICER                                 (information on the
 GREGORY N. BRESSLER,      DELIVERY OF SHAREHOLDER    operation of the Public
   CHIEF LEGAL OFFICER     DOCUMENTS                  Reference Room may be
   AND SECRETARY           The Funds have adopted a   ob-tained by calling
 NORI L. GABERT, VICE      policy that allows them    1-800-SEC-0330).
   PRESIDENT AND           to send only one copy of
   ASSISTANT SECRETARY     a Fund's prospectus,       PROXY VOTING RECORD ON
 KATHLEEN FUENTES,         proxy material, annual     SUNAMERICA INCOME FUNDS
   ASSISTANT SECRETARY     report and semi-annual     Information regarding how
 JOHN E. MCLEAN,           report (the "shareholder   the Funds voted proxies
   ASSISTANT SECRETARY     documents") to             relating to securities
 GREGORY R. KINGSTON,      shareholders with          held in the Funds during
   VICE PRESIDENT AND      multiple accounts          the most recent twelve
   ASSISTANT TREASURER     residing at the same       month period ended June
 CHRISTOPHER A. OKEKE,     "household." This          30 is available, once
   ASSISTANT TREASURER     practice is called         filed with the U.S.
 MATTHEW J. HACKETHAL,     householding and reduces   Securities and Exchange
   ANTI-MONEY LAUNDERING   Fund expenses, which       Commission, without
   COMPLIANCE OFFICER      benefits you and other     charge, upon request, by
                           shareholders. Unless the   calling (800) 858-8850 or
INVESTMENT ADVISER         Funds receive              on the U.S. Securities
 SUNAMERICA ASSET          instructions to the        and Exchange Commission's
   MANAGEMENT CORP.        con-trary, you will only   website at
 HARBORSIDE FINANCIAL      receive one copy of the    http://www.sec.gov.
   CENTER                  shareholder documents.
 3200 PLAZA 5              The Funds will continue    This report is submitted
 JERSEY CITY, NJ           to household the           solely for the general
   07311-4992              share-holder documents     information of
                           indefinitely, until we     shareholders of the
DISTRIBUTOR                are instructed otherwise.  Funds. Distribution of
 SUNAMERICA CAPITAL        If you do not wish to      this report to persons
   SERVICES, INC.          participate in             other than shareholders
 HARBORSIDE FINANCIAL      householding please        of the Funds is
   CENTER                  contact Shareholder        authorized only in
 3200 PLAZA 5              Services at (800)          con-nection with a
 JERSEY CITY, NJ           858-8850 ext. 6010 or      currently effective
   07311-4992              send a written request     pro-spectus, setting
                           with your name, the name   forth details of the
SHAREHOLDER SERVICING      of your fund(s) and your   Funds, which must precede
AGENT                      account number(s) to       or accom-pany this report.
 SUNAMERICA FUND           SunAmerica Mutual Funds
   SERVICES, INC.          c/o BFDS, P.O. Box
 HARBORSIDE FINANCIAL      219186, Kansas City MO,
   CENTER                  64121-9186. We will
 3200 PLAZA 5              resume individual
 JERSEY CITY, NJ           mailings for your account
   07311-4992              within thirty (30) days
                           of receipt of your
CUSTODIAN AND TRANSFER     request.
AGENT
 STATE STREET BANK AND
   TRUST COMPANY
 P.O. BOX 419572
 KANSAS CITY, MO
   64141-6572

                                    [GRAPHIC]


GO PAPERLESS!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                1   GO TO
                    WWW.SUNAMERICAFUNDS.COM

                2   UNDER THE "SHAREHOLDER SERVICES"
                    SECTION, click on the "Go Paperless" link.

                3   FILL OUT THE APPROPRIATE INFORMATION
                    including the email address to which you would like your information sent.
                4   CLICK "SUBMIT" --
                    IT'S THAT EASY!

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT online, SEE INSIDE BACK COVER. DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

WWW.SUNAMERICAFUNDS.COM

INANN - 3/09

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics.

         The SunAmerica Income Funds (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2009, there were no reportable amendments, waivers, or implicit waivers to a provision of the Code of Ethics that applies to the registrant's Principal Executives and Principal Accounting Officers.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(a) of Form N-CSR.
         Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                               2009        2008
         (a) Audit Fees ....................$ 162,427   $ 144,643
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$  59,428   $  54,874
         (d) All Other Fees ................$       0   $       0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the Registrant's principal accountant were as follows:

                                               2009           2008
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$       0   $       0
         (d) All Other Fees ................$       0   $       0


    (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the Registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not Applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2009 and 2008 were $943,449 and $521,528, respectively.

    (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.


Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as (defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: June 8, 2009

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 8, 2009